UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2007

Item 1. Reports to Stockholders

Fidelity Destiny® Portfolios:
Fidelity® Advisor

Diversified Stock Fund -

Class A
(formerly Destiny I)

Semiannual Report

March 31, 2007

Class A was formerly known as
Fidelity Advisor Destiny® I Fund
Class A

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class O
Actual	$ 1,000.00	$ 1,073.80	$ 2.53
Hypothetical A	$ 1,000.00	$ 1,022.49	$ 2.47
Class A
Actual	$ 1,000.00	$ 1,071.70	$ 4.70
Hypothetical A	$ 1,000.00	$ 1,020.39	$ 4.58
Class T
Actual	$ 1,000.00	$ 1,069.50	$ 6.40
Hypothetical A	$ 1,000.00	$ 1,018.75	$ 6.24
Class B
Actual	$ 1,000.00	$ 1,066.50	$ 9.43
Hypothetical A	$ 1,000.00	$ 1,015.81	$ 9.20
Class C
Actual	$ 1,000.00	$ 1,067.00	$ 9.38
Hypothetical A	$ 1,000.00	$ 1,015.86	$ 9.15
Institutional Class
Actual	$ 1,000.00	$ 1,075.80	$ 3.36
Hypothetical A	$ 1,000.00	$ 1,021.69	$ 3.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	.91%
Class T	1.24%
Class B	1.83%
Class C	1.82%
Institutional Class	.65%

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.5	7.7
Bank of America Corp.	3.0	4.5
American International Group, Inc.	2.6	6.5
Google, Inc. Class A (sub. vtg.)	2.2	3.0
Exxon Mobil Corp.	2.0	0.0
Procter & Gamble Co.	1.5	0.0
Apple, Inc.	1.4	0.0
Merck & Co., Inc.	1.3	0.0
ConocoPhillips	1.3	1.9
Nestle SA (Reg.)	1.3	0.7
	20.1
Top Five Market Sectors as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.5	17.9
Financials	17.5	21.0
Industrials	13.4	12.4
Health Care	13.1	13.5
Consumer Staples	10.2	4.1
Asset Allocation (% of fund's net assets)
As of March 31, 2007 *		As of September 30, 2006 **
	Stocks 98.8%		Stocks 98.5%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	20.5%	** Foreign investments	15.4%

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.1%
Aftermarket Technology Corp. (a)	150,000	$ 3,642,000
Automobiles - 0.6%
Renault SA	100,000	11,694,929
Toyota Motor Corp. sponsored ADR	45,000	5,767,200
		17,462,129
Distributors - 0.6%
Li & Fung Ltd.	6,000,000	18,851,987
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	375,031	16,463,861
New Oriental Education & Technology Group, Inc. sponsored ADR	250,000	10,132,500
		26,596,361
Hotels, Restaurants & Leisure - 1.8%
Buffalo Wild Wings, Inc. (a)	100,000	6,370,000
Ctrip.com International Ltd. sponsored ADR	150,000	10,047,750
McCormick & Schmick's Seafood Restaurants (a)	200,000	5,362,000
Rare Hospitality International, Inc. (a)	125,000	3,761,250
Red Robin Gourmet Burgers, Inc. (a)	250,000	9,705,000
Starbucks Corp. (a)	400,000	12,544,000
Texas Roadhouse, Inc. Class A (a)	300,000	4,275,000
The Cheesecake Factory, Inc. (a)	140,000	3,731,000
		55,796,000
Household Durables - 0.9%
D.R. Horton, Inc.	500,000	11,000,000
KB Home	149,952	6,398,452
Ryland Group, Inc.	100,000	4,219,000
Standard Pacific Corp.	350,000	7,304,500
		28,921,952
Leisure Equipment & Products - 0.1%
Brunswick Corp.	50,000	1,592,500
Media - 0.8%
EchoStar Communications Corp. Class A (a)	150,000	6,514,500
New Frontier Media, Inc.	825,000	7,425,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	500,046	5,145,473
The DIRECTV Group, Inc. (a)	300,000	6,921,000
		26,005,973
Multiline Retail - 1.4%
Federated Department Stores, Inc.	800,000	36,040,000
Marks & Spencer Group PLC	500,000	6,656,253
		42,696,253
Specialty Retail - 1.8%
Best Buy Co., Inc.	250,031	12,181,510
Gymboree Corp. (a)	200,000	8,014,000
Home Depot, Inc.	700,040	25,719,470
PETsMART, Inc.	125,000	4,120,000

	Shares	Value
Sports Direct International PLC	52,000	$ 284,217
Staples, Inc.	250,000	6,460,000
		56,779,197
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc. (a)	250,000	6,335,000
Crocs, Inc.	125,000	5,906,250
Under Armour, Inc. Class A (sub. vtg.) (a)	125,000	6,412,500
		18,653,750
TOTAL CONSUMER DISCRETIONARY		296,998,102
CONSUMER STAPLES - 10.2%
Beverages - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	500,000	10,590,000
InBev SA	125,000	9,024,999
Molson Coors Brewing Co. Class B	85,000	8,042,700
PepsiCo, Inc.	600,000	38,136,000
SABMiller PLC	250,000	5,485,382
		71,279,081
Food & Staples Retailing - 2.3%
Tesco PLC	500,000	4,371,087
United Natural Foods, Inc. (a)	278,400	8,530,176
Wal-Mart Stores, Inc.	700,000	32,865,000
Whole Foods Market, Inc.	500,000	22,425,000
X5 Retail Group NV unit (a)(e)	100,000	2,770,000
		70,961,263
Food Products - 2.9%
Archer-Daniels-Midland Co.	175,000	6,422,500
Bunge Ltd.	75,000	6,166,500
Cosan SA Industria E Comercio (a)	250,000	4,513,553
Dean Foods Co.	35,800	1,673,292
Diamond Foods, Inc.	400,000	6,660,000
Green Mountain Coffee Roasters, Inc. (a)	75,000	4,728,750
Groupe Danone	75,000	12,252,626
Marine Harvest ASA (a)	6,000,000	7,047,560
Nestle SA (Reg.)	100,000	38,937,798
		88,402,579
Household Products - 2.3%
Colgate-Palmolive Co.	300,000	20,037,000
Procter & Gamble Co.	750,000	47,370,000
Reckitt Benckiser PLC	100,000	5,206,931
		72,613,931
Personal Products - 0.2%
Avon Products, Inc.	200,000	7,452,000
Tobacco - 0.2%
Loews Corp. - Carolina Group	75,000	5,670,750
TOTAL CONSUMER STAPLES		316,379,604
Common Stocks - continued
	Shares	Value
ENERGY - 8.8%
Energy Equipment & Services - 1.8%
GlobalSantaFe Corp.	100,000	$ 6,168,000
Nabors Industries Ltd. (a)	200,000	5,934,000
National Oilwell Varco, Inc. (a)	175,000	13,613,250
North American Energy Partners, Inc. (a)	500,000	10,393,660
Schlumberger Ltd. (NY Shares)	275,000	19,002,500
		55,111,410
Oil, Gas & Consumable Fuels - 7.0%
Chesapeake Energy Corp.	425,000	13,124,000
ConocoPhillips	600,000	41,010,000
EOG Resources, Inc.	275,000	19,618,500
Exxon Mobil Corp.	800,000	60,360,000
Lukoil Oil Co. sponsored ADR	110,000	9,482,000
Marathon Oil Corp.	100,000	9,883,000
Massey Energy Co.	150,000	3,598,500
OAO Gazprom sponsored ADR	250,000	10,425,000
OJSC Rosneft unit (a)	900,000	7,542,000
Peabody Energy Corp.	300,006	12,072,241
Petroleo Brasileiro SA Petrobras sponsored ADR	75,000	7,463,250
Plains Exploration & Production Co. (a)	100,000	4,514,000
Suncor Energy, Inc.	25,000	1,902,256
Ultra Petroleum Corp. (a)	100,000	5,313,000
Valero Energy Corp.	175,000	11,285,750
		217,593,497
TOTAL ENERGY		272,704,907
FINANCIALS - 17.5%
Capital Markets - 1.7%
KKR Private Equity Investors, LP	750,000	18,187,500
MarketAxess Holdings, Inc. (a)	275,000	4,603,500
Merrill Lynch & Co., Inc.	125,000	10,208,750
Morgan Stanley	125,000	9,845,000
UBS AG (NY Shares)	175,000	10,400,250
		53,245,000
Commercial Banks - 3.5%
Anglo Irish Bank Corp. PLC	450,000	9,617,760
Banner Corp.	100,000	4,155,000
Commerce Bancorp, Inc., New Jersey	325,000	10,848,500
Erste Bank AG	150,000	11,681,571
HSBC Holdings PLC sponsored ADR (d)	100,000	8,781,000
M&T Bank Corp.	75,000	8,687,250
PNC Financial Services Group, Inc.	75,000	5,397,750
Royal Bank of Scotland Group PLC	100,000	3,904,214
Shinhan Financial Group Co. Ltd. sponsored ADR	25,000	2,847,000
Standard Chartered PLC (United Kingdom)	649,998	18,726,003
Wachovia Corp.	425,000	23,396,250
		108,042,298

	Shares	Value
Consumer Finance - 0.8%
American Express Co.	450,000	$ 25,380,000
Diversified Financial Services - 4.4%
African Bank Investments Ltd.	2,000,015	8,355,802
Bank of America Corp.	1,850,000	94,387,000
JPMorgan Chase & Co.	700,000	33,866,000
		136,608,802
Insurance - 5.8%
ACE Ltd.	449,970	25,675,288
AFLAC, Inc.	250,000	11,765,000
American International Group, Inc.	1,200,033	80,666,218
Hartford Financial Services Group, Inc.	100,000	9,558,000
Max Re Capital Ltd.	5,000	127,400
MetLife, Inc.	200,000	12,630,000
Prudential Financial, Inc.	150,000	13,539,000
RenaissanceRe Holdings Ltd.	325,000	16,295,500
The Chubb Corp.	100,000	5,167,000
XL Capital Ltd. Class A	75,000	5,247,000
		180,670,406
Real Estate Investment Trusts - 0.2%
Duke Realty LP	150,000	6,520,500
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	350,022	11,774,740
Fannie Mae	75,000	4,093,500
MGIC Investment Corp.	50,000	2,946,000
Radian Group, Inc.	250,000	13,720,000
		32,534,240
TOTAL FINANCIALS		543,001,246
HEALTH CARE - 13.1%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	25,000	1,081,000
Alkermes, Inc. (a)	500,000	7,720,000
Alnylam Pharmaceuticals, Inc. (a)	41,800	752,400
Amgen, Inc. (a)	350,000	19,558,000
Amylin Pharmaceuticals, Inc. (a)	200,000	7,472,000
Celgene Corp. (a)	150,000	7,869,000
Cephalon, Inc. (a)	150,000	10,681,500
CytRx Corp. (a)	500,000	2,345,000
Genentech, Inc. (a)	99,970	8,209,536
MannKind Corp. (a)	299,640	4,284,852
Vertex Pharmaceuticals, Inc. (a)	299,961	8,410,906
		78,384,194
Health Care Equipment & Supplies - 2.3%
Advanced Medical Optics, Inc. (a)	110,448	4,108,666
ArthroCare Corp. (a)	150,000	5,406,000
Atricure, Inc. (a)	200,000	2,042,000
Conceptus, Inc. (a)	450,000	9,000,000
Cooper Companies, Inc.	125,000	6,077,500
DENTSPLY International, Inc.	150,000	4,912,500
Hologic, Inc. (a)	50,000	2,882,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
IDEXX Laboratories, Inc. (a)	50,000	$ 4,381,500
Kyphon, Inc. (a)	75,000	3,385,500
Meridian Bioscience, Inc.	300,000	8,328,000
Mindray Medical International Ltd. sponsored ADR	475,000	11,309,750
NeuroMetrix, Inc. (a)	18,200	176,722
Sirona Dental Systems, Inc.	50,000	1,723,000
Thoratec Corp. (a)	300,000	6,270,000
		70,003,138
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc.	121,700	5,435,122
DaVita, Inc. (a)	125,000	6,665,000
Henry Schein, Inc. (a)	100,000	5,518,000
Humana, Inc. (a)	100,000	5,802,000
I-trax, Inc. (a)	1,000,000	3,930,000
MWI Veterinary Supply, Inc. (a)	250,000	8,250,000
UnitedHealth Group, Inc.	375,422	19,886,103
VCA Antech, Inc. (a)	100,000	3,631,000
		59,117,225
Health Care Technology - 0.6%
Cerner Corp. (a)	177,300	9,653,985
Emdeon Corp. (a)	500,000	7,565,000
		17,218,985
Life Sciences Tools & Services - 1.5%
Affymetrix, Inc. (a)	32,300	971,261
Charles River Laboratories International, Inc. (a)	100,000	4,626,000
Covance, Inc. (a)	100,000	5,934,000
ICON PLC sponsored ADR	140,705	5,994,033
Illumina, Inc. (a)	199,962	5,858,887
Millipore Corp. (a)	175,000	12,682,250
Pharmaceutical Product Development, Inc.	200,000	6,738,000
Ventana Medical Systems, Inc. (a)	100,000	4,190,000
		46,994,431
Pharmaceuticals - 4.3%
Allergan, Inc.	75,000	8,311,500
Barr Pharmaceuticals, Inc. (a)	200,000	9,270,000
Elan Corp. PLC sponsored ADR (a)	400,022	5,316,292
Endo Pharmaceuticals Holdings, Inc. (a)	300,000	8,820,000
Johnson & Johnson	375,027	22,599,127
Medicis Pharmaceutical Corp. Class A	200,000	6,164,000
Merck & Co., Inc.	950,000	41,961,500
Nexmed, Inc. (a)	240,277	295,541
Roche Holding AG (participation certificate)	39,957	7,068,253

	Shares	Value
Sepracor, Inc. (a)	50,000	$ 2,331,500
Wyeth	425,000	21,262,750
		133,400,463
TOTAL HEALTH CARE		405,118,436
INDUSTRIALS - 13.3%
Aerospace & Defense - 1.8%
General Dynamics Corp.	225,000	17,190,000
Honeywell International, Inc.	450,000	20,727,000
United Technologies Corp.	300,000	19,500,000
		57,417,000
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	200,017	9,550,812
United Parcel Service, Inc. Class B	400,000	28,040,000
		37,590,812
Airlines - 1.1%
Allegiant Travel Co.	125,000	3,937,500
Ryanair Holdings PLC sponsored ADR (a)(d)	225,000	10,077,750
Southwest Airlines Co.	750,000	11,025,000
US Airways Group, Inc. (a)	200,000	9,096,000
		34,136,250
Building Products - 0.4%
Masco Corp.	150,000	4,110,000
Universal Forest Products, Inc.	150,000	7,432,500
		11,542,500
Commercial Services & Supplies - 0.8%
Corporate Executive Board Co.	100,000	7,596,000
CoStar Group, Inc. (a)	125,000	5,585,000
Healthcare Services Group, Inc.	18,340	525,441
Robert Half International, Inc.	274,980	10,177,010
		23,883,451
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	17,300	531,975
Fluor Corp.	150,000	13,458,000
Infrasource Services, Inc. (a)	70,900	2,164,577
Quanta Services, Inc. (a)	122,000	3,076,840
		19,231,392
Electrical Equipment - 1.9%
Energy Conversion Devices, Inc. (a)(d)	222,500	7,774,150
Evergreen Solar, Inc. (a)	550,000	5,362,500
First Solar, Inc.	75,000	3,900,750
Q-Cells AG	175,000	11,230,071
SGL Carbon AG (a)	100,000	3,284,732
SolarWorld AG	200,000	15,530,011
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	100,000	3,461,000
Suzlon Energy Ltd.	125,000	2,880,025
Ultralife Batteries, Inc. (a)	400,000	4,320,000
		57,743,239
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 4.2%
General Electric Co.	3,099,961	$ 109,614,621
Siemens AG sponsored ADR	50,000	5,360,000
Tyco International Ltd.	500,000	15,775,000
		130,749,621
Machinery - 1.1%
Bucyrus International, Inc. Class A	100,000	5,150,000
Dover Corp.	75,000	3,660,750
Illinois Tool Works, Inc.	250,024	12,901,238
Joy Global, Inc.	200,000	8,580,000
Tata Motors Ltd. sponsored ADR (d)	250,000	4,052,500
		34,344,488
Road & Rail - 0.1%
Canadian National Railway Co.	100,000	4,410,376
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	50,000	3,139,000
TOTAL INDUSTRIALS		414,188,129
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 3.9%
Alcatel-Lucent SA sponsored ADR	250,000	2,955,000
Cisco Systems, Inc. (a)	1,000,000	25,530,000
Comverse Technology, Inc. (a)	500,000	10,675,000
Corning, Inc. (a)	800,000	18,192,000
Harris Corp.	200,000	10,190,000
JDS Uniphase Corp. (a)	200,000	3,046,000
Juniper Networks, Inc. (a)	250,000	4,920,000
Nice Systems Ltd. sponsored ADR	225,000	7,654,500
Nokia Corp. sponsored ADR	600,000	13,752,000
QUALCOMM, Inc.	425,000	18,130,500
Tellabs, Inc. (a)	500,000	4,950,000
		119,995,000
Computers & Peripherals - 2.9%
Apple, Inc. (a)	475,000	44,132,250
Dell, Inc. (a)	849,976	19,727,943
EMC Corp. (a)	1,100,000	15,235,000
Hewlett-Packard Co.	253,300	10,167,462
		89,262,655
Electronic Equipment & Instruments - 1.3%
Arrow Electronics, Inc. (a)	150,000	5,662,500
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,681,000	11,277,788
Jabil Circuit, Inc.	500,000	10,705,000
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	100,000	1,748,000
Motech Industries, Inc.	783,000	10,908,522
		40,301,810

	Shares	Value
Internet Software & Services - 3.7%
eBay, Inc. (a)	650,000	$ 21,547,500
Google, Inc. Class A (sub. vtg.) (a)	149,970	68,710,255
SAVVIS, Inc. (a)	100,000	4,788,000
Terremark Worldwide, Inc. (a)	700,000	5,642,000
The Knot, Inc. (a)	250,000	5,382,500
Yahoo!, Inc. (a)	300,000	9,387,000
		115,457,255
IT Services - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	125,000	11,033,750
Fidelity National Information Services, Inc.	50,000	2,273,000
First Data Corp.	400,000	10,760,000
Paychex, Inc.	175,000	6,627,250
The Western Union Co.	500,000	10,975,000
		41,669,000
Semiconductors & Semiconductor Equipment - 4.9%
Altera Corp. (a)	500,000	9,995,000
Analog Devices, Inc.	375,000	12,933,750
ARM Holdings PLC sponsored ADR	1,850,000	14,522,500
ASML Holding NV (NY Shares) (a)	200,000	4,950,000
CSR PLC (a)	699,992	8,967,390
Intel Corp.	1,800,000	34,434,000
Lam Research Corp. (a)	125,000	5,917,500
LSI Logic Corp. (a)	1,000,000	10,440,000
Maxim Integrated Products, Inc.	300,000	8,820,000
MEMC Electronic Materials, Inc. (a)	250,000	15,145,000
National Semiconductor Corp.	275,020	6,638,983
Renesola Ltd.	150,000	1,505,405
Renewable Energy Corp. AS	96,500	2,182,827
Richtek Technology Corp.	53,000	523,753
Siliconware Precision Industries Co. Ltd. sponsored ADR	466,600	4,577,346
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000,000	10,259,897
		151,813,351
Software - 1.5%
Autodesk, Inc. (a)	100,000	3,760,000
Check Point Software Technologies Ltd. (a)	450,000	10,026,000
Guidance Software, Inc.	125,000	1,505,000
Nintendo Co. Ltd.	25,000	7,266,825
Oracle Corp. (a)	500,000	9,065,000
Quality Systems, Inc.	400,000	16,000,000
		47,622,825
TOTAL INFORMATION TECHNOLOGY		606,121,896
MATERIALS - 2.7%
Chemicals - 1.9%
Ecolab, Inc.	150,000	6,450,000
Minerals Technologies, Inc.	100,000	6,216,000
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	200,000	$ 10,992,000
Praxair, Inc.	200,010	12,592,630
Tokuyama Corp.	400,000	6,993,126
Yara International ASA	150,000	4,139,454
Zoltek Companies, Inc. (a)(d)	300,000	10,479,000
		57,862,210
Metals & Mining - 0.8%
Arcelor Mittal	250,000	13,222,500
Meridian Gold, Inc. (a)	200,000	5,106,001
Olympic Steel, Inc.	125,000	3,873,750
Titanium Metals Corp.	100,000	3,588,000
		25,790,251
TOTAL MATERIALS		83,652,461
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc. (a)	500,000	4,495,000
Verizon Communications, Inc.	825,000	31,284,000
		35,779,000
Wireless Telecommunication Services - 1.3%
America Movil SA de CV Series L sponsored ADR	150,000	7,168,500
Bharti Airtel Ltd. (a)	700,000	12,402,300
China Mobile (Hong Kong) Ltd. sponsored ADR	150,000	6,727,500
Crown Castle International Corp. (a)	100,000	3,213,000
Orascom Telecom Holding SAE GDR	25,000	1,700,000
Sistema JSFC sponsored GDR	275,000	7,810,000
		39,021,300
TOTAL TELECOMMUNICATION SERVICES		74,800,300
UTILITIES - 1.7%
Electric Utilities - 0.5%
Entergy Corp.	115,000	12,065,800
Reliant Energy, Inc. (a)	150,000	3,048,000
		15,113,800
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	300,000	6,456,000
Constellation Energy Group, Inc.	125,000	10,868,750
NRG Energy, Inc.	150,000	10,806,000
		28,130,750

	Shares	Value
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	100,000	$ 8,304,000
TOTAL UTILITIES		51,548,550
TOTAL COMMON STOCKS (Cost $3,011,119,833)		3,064,513,631
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	262,000	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,418,699)		3
Convertible Bonds - 0.1%
	Principal Amount
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Evergreen Solar, Inc. 4.375% 7/1/12	$ 2,500,000	3,562,500
TOTAL CONVERTIBLE BONDS (Cost $2,868,750)		3,562,500
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 5.41% (b)	36,220,471	36,220,471
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	22,820,550	22,820,550
TOTAL MONEY MARKET FUNDS (Cost $59,041,021)		59,041,021
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $3,074,448,303)		3,127,117,155
NET OTHER ASSETS - (0.8)%		(24,749,065)
NET ASSETS - 100%		$ 3,102,368,090
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,770,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,418,699
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,581,275
Fidelity Securities Lending Cash Central Fund	249,630
Total	$ 1,830,905
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.5%
United Kingdom	3.1%
Switzerland	1.8%
Cayman Islands	1.7%
Germany	1.2%
Taiwan	1.1%
Russia	1.1%
Ireland	1.0%
Others (individually less than 1%)	9.5%
100.0%
Income Tax Information
At September 30, 2006, the fund had a capital loss carryforward of approximately $647,907,307 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,171,606) - See accompanying schedule: Unaffiliated issuers (cost $3,015,407,282)	$ 3,068,076,134
Fidelity Central Funds (cost $59,041,021)	59,041,021
Total Investments (cost $3,074,448,303)		$ 3,127,117,155
Cash		12
Foreign currency held at value (cost $1,789,061)		1,789,061
Receivable for investments sold		28,299,447
Receivable for fund shares sold		202,587
Dividends receivable		3,482,202
Interest receivable		27,040
Distributions receivable from Fidelity Central Funds		208,489
Prepaid expenses		13,132
Other receivables		230,923
Total assets		3,161,370,048

Liabilities
Payable for investments purchased	$ 32,391,246
Payable for fund shares redeemed	1,961,613
Accrued management fee	1,113,239
Distribution fees payable	47,496
Other affiliated payables	173,541
Other payables and accrued expenses	494,273
Collateral on securities loaned, at value	22,820,550
Total liabilities		59,001,958

Net Assets		$ 3,102,368,090
Net Assets consist of:
Paid in capital		$ 3,337,820,676
Undistributed net investment income		6,989,272
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(294,827,325)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,385,467
Net Assets		$ 3,102,368,090

Statement of Assets and Liabilities - continued

March 31, 2007 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,863,022,226 ÷ 181,612,059 shares)	$ 15.76

Class A: Net Asset Value and redemption price per share ($159,169,487 ÷ 10,290,301 shares)	$ 15.47

Maximum offering price per share (100/94.25 of $15.47)	$ 16.41
Class T: Net Asset Value and redemption price per share ($25,032,268 ÷ 1,631,327 shares)	$ 15.34

Maximum offering price per share (100/96.50 of $15.34)	$ 15.90
Class B: Net Asset Value and offering price per share ($1,271,522 ÷ 83,194 shares)A	$ 15.28

Class C: Net Asset Value and offering price per share ($3,912,310 ÷ 255,961 shares)A	$ 15.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($49,960,277 ÷ 3,144,585 shares)	$ 15.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 19,934,084
Interest		261,920
Income from Fidelity Central Funds		1,830,905
Total income		22,026,909

Expenses
Management fee	$ 7,236,557
Transfer agent fees	548,947
Distribution fees	264,969
Accounting and security lending fees	509,569
Custodian fees and expenses	104,812
Independent trustees' compensation	5,510
Appreciation in deferred trustee compensation account	624
Registration fees	105,559
Audit	44,575
Legal	28,904
Interest	1,355
Miscellaneous	13,883
Total expenses before reductions	8,865,264
Expense reductions	(267,411)	8,597,853
Net investment income (loss)		13,429,056
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $135,682)	362,103,280
Foreign currency transactions	(55,676)
Futures contracts	793,920
Total net realized gain (loss)		362,841,524
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $287,016)	(120,027,418)
Assets and liabilities in foreign currencies	2,251
Total change in net unrealized appreciation (depreciation)		(120,025,167)
Net gain (loss)		242,816,357
Net increase (decrease) in net assets resulting from operations		$ 256,245,413

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,429,056	$ 29,709,248
Net realized gain (loss)	362,841,524	273,478,984
Change in net unrealized appreciation (depreciation)	(120,025,167)	16,232,614
Net increase (decrease) in net assets resulting from operations	256,245,413	319,420,846
Distributions to shareholders from net investment income	(30,071,435)	(25,013,044)
Share transactions - net increase (decrease)	(765,865,441)	277,444,856
Total increase (decrease) in net assets	(539,691,463)	571,852,658

Net Assets
Beginning of period	3,642,059,553	3,070,206,895
End of period (including undistributed net investment income of $6,989,272 and undistributed net investment income of $23,631,651, respectively)	$ 3,102,368,090	$ 3,642,059,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.82	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56
Income from Investment Operations
Net investment income (loss) E	.06	.13	.16 H	.10	.09	.10
Net realized and unrealized gain (loss)	1.03	1.29	1.66	.78	1.75	(2.23)
Total from investment operations	1.09	1.42	1.82	.88	1.84	(2.13)
Distributions from net investment income	(.15)	(.11)	(.16)	(.09)	(.09)	(.12)
Net asset value, end of period	$ 15.76	$ 14.82	$ 13.51	$ 11.85	$ 11.06	$ 9.31
Total Return B, C, D	7.38%	10.55%	15.46%	7.96%	19.88%	(18.69)%
Ratios to Average Net Assets F, I
Expenses before reductions	.49% A	.49%	.49%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.49%	.49%	.48%
Expenses net of all reductions	.48% A	.48%	.44%	.47%	.46%	.44%
Net investment income (loss)	.84% A	.90%	1.27% H	.79%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,863,022	$ 2,915,932	$ 2,988,758	$ 3,099,403	$ 3,144,123	$ 2,767,484
Portfolio turnover rate G	211% A	66%	130%	52%	71%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 L	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.53	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40
Income from Investment Operations
Net investment income (loss) F	.03	.06	.08 I	- K	- K	(.01)
Net realized and unrealized gain (loss)	1.01	1.28	1.62	.77	1.73	(2.20)
Total from investment operations	1.04	1.34	1.70	.77	1.73	(2.21)
Distributions from net investment income	(.10)	(.05)	(.08)	(.02)	(.02)	(.03)
Net asset value, end of period	$ 15.47	$ 14.53	$ 13.24	$ 11.62	$ 10.87	$ 9.16
Total Return B, C, D, E	7.17%	10.13%	14.68%	7.08%	18.91%	(19.46)%
Ratios to Average Net Assets G, J
Expenses before reductions	.91% A	.95%	1.09%	1.29%	1.36%	1.36%
Expenses net of fee waivers, if any	.91% A	.95%	1.08%	1.29%	1.36%	1.36%
Expenses net of all reductions	.89% A	.94%	1.03%	1.27%	1.32%	1.31%
Net investment income (loss)	.42% A	.44%	.67% I	-%	(.01)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,169	$ 130,332	$ 80,938	$ 52,741	$ 31,240	$ 12,572
Portfolio turnover rate H	211% A	66%	130%	52%	71%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Total returns do not include the effect of the sales charges.

F Calculated based on average shares outstanding during the period.

G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.01	.02	- J
Net realized and unrealized gain (loss)	.99	1.27	.40
Total from investment operations	1.00	1.29	.40
Distributions from net investment income	(.11)	(.08)	-
Net asset value, end of period	$ 15.34	$ 14.45	$ 13.24
Total Return B, C, D	6.95%	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24% A	1.25%	1.18% A
Expenses net of fee waivers, if any	1.24% A	1.25%	1.18% A
Expenses net of all reductions	1.22% A	1.24%	1.13% A
Net investment income (loss)	.09% A	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,032	$ 12,646	$ 199
Portfolio turnover rate G	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.00	1.27	.40
Total from investment operations	.96	1.21	.38
Distributions from net investment income	(.06)	(.05)	-
Net asset value, end of period	$ 15.28	$ 14.38	$ 13.22
Total Return B, C, D	6.65%	9.19%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.82%	1.72% A
Expenses net of fee waivers, if any	1.83% A	1.82%	1.72% A
Expenses net of all reductions	1.82% A	1.81%	1.67% A
Net investment income (loss)	(.51)% A	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,272	$ 909	$ 106
Portfolio turnover rate G	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.00	1.28	.40
Total from investment operations	.96	1.22	.38
Distributions from net investment income	(.05)	(.07)	-
Net asset value, end of period	$ 15.28	$ 14.37	$ 13.22
Total Return B, C, D	6.70%	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.84%	1.69% A
Expenses net of fee waivers, if any	1.82% A	1.84%	1.69% A
Expenses net of all reductions	1.80% A	1.84%	1.64% A
Net investment income (loss)	(.49)% A	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,912	$ 2,758	$ 103
Portfolio turnover rate G	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.05	.09	.01
Net realized and unrealized gain (loss)	1.07	1.29	.41
Total from investment operations	1.12	1.38	.42
Distributions from net investment income	-	(.11)	-
Net asset value, end of period	$ 15.89	$ 14.77	$ 13.50
Total Return B, C	7.58%	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.65% A	.77%	.69% A
Expenses net of fee waivers, if any	.65% A	.77%	.69% A
Expenses net of all reductions	.63% A	.76%	.64% A
Net investment income (loss)	.68% A	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,960	$ 579,483	$ 103
Portfolio turnover rate F	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Therefore, effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I: O and Destiny Plans I: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 175,675,688
Unrealized depreciation	(129,518,941)
Net unrealized appreciation (depreciation)	$ 46,156,747
Cost for federal income tax purposes	$ 3,080,960,408

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,435,493,044 and $4,195,811,236, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 186,595	$ 25,205
Class T	.25%	.25%	53,232	3,258
Class B	.75%	.25%	6,766	5,171
Class C	.75%	.25%	18,376	9,381
			$ 264,969	$ 43,015

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,921
Class T	3,003
Class B*	988
Class C*	3,067
$ 26,979

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Class O. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 190,621.01
Class A	134,420.18
Class T	26,640.25
Class B	2,360.35
Class C	6,190.34
Institutional Class	188,716.17
	$ 548,947

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,392 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,967,000	5.44%	$ 1,355

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6,021 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $249,630.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $197,668 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,762. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,851
Class A	672
Class T	29
Institutional Class	674
$ 3,226

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007	Year ended September 30, 2006
From net investment income
Class O	$ 28,899,164	$ 24,229,472
Class A	976,371	321,631
Class T	177,927	1,411
Class B	5,391	610
Class C	12,582	1,082
Institutional Class	-	458,838
Total	$ 30,071,435	$ 25,013,044

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007	Year ended September 30, 2006	Six months ended March 31, 2007	Year ended September 30, 2006
Class O
Shares sold	2,133,221	5,789,224	$ 33,011,534	$ 84,710,510
Reinvestment of distributions	1,573,555	1,401,691	24,374,384	20,198,400
Shares redeemed	(18,851,400)	(31,715,161)	(293,177,666)	(457,755,224)
Net increase (decrease)	(15,144,624)	(24,524,246)	$ (235,791,748)	$ (352,846,314)
Class A
Shares sold	2,000,340	3,470,852	$ 30,404,980	$ 49,284,464
Reinvestment of distributions	61,138	20,568	930,519	291,651
Shares redeemed	(743,581)	(630,247)	(11,355,232)	(8,920,811)
Net increase (decrease)	1,317,897	2,861,173	$ 19,980,267	$ 40,655,304
Class T
Shares sold	931,715	906,681	$ 14,058,985	$ 12,885,472
Reinvestment of distributions	11,601	100	175,291	1,411
Shares redeemed	(187,396)	(46,443)	(2,862,616)	(658,325)
Net increase (decrease)	755,920	860,338	$ 11,371,660	$ 12,228,558
Class B
Shares sold	55,868	66,438	$ 832,583	$ 936,863
Reinvestment of distributions	325	43	4,907	610
Shares redeemed	(36,247)	(11,234)	(554,026)	(156,453)
Net increase (decrease)	19,946	55,247	$ 283,464	$ 781,020
Class C
Shares sold	136,603	203,408	$ 2,041,634	$ 2,869,624
Reinvestment of distributions	771	44	11,622	624
Shares redeemed	(73,248)	(19,405)	(1,113,846)	(268,904)
Net increase (decrease)	64,126	184,047	$ 939,410	$ 2,601,344
Institutional Class
Shares sold	2,362,349	47,475,937	$ 35,898,401	$ 693,596,234
Reinvestment of distributions	-	31,810	-	458,064
Shares redeemed	(38,441,811)	(8,291,345)	(598,546,895)	(120,029,354)
Net increase (decrease)	(36,079,462)	39,216,402	$ (562,648,494)	$ 574,024,944

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIN-USAN-0507
1.791869.103

(Fidelity Investment logo)(registered trademark)

Fidelity Destiny® Portfolios:
Fidelity® Advisor

Diversified Stock Fund -

Class O
(formerly Destiny I)

Semiannual Report

March 31, 2007

Class O was formerly known as
Fidelity Advisor Destiny® I Fund
Class O

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class O
Actual	$ 1,000.00	$ 1,073.80	$ 2.53
Hypothetical A	$ 1,000.00	$ 1,022.49	$ 2.47
Class A
Actual	$ 1,000.00	$ 1,071.70	$ 4.70
Hypothetical A	$ 1,000.00	$ 1,020.39	$ 4.58
Class T
Actual	$ 1,000.00	$ 1,069.50	$ 6.40
Hypothetical A	$ 1,000.00	$ 1,018.75	$ 6.24
Class B
Actual	$ 1,000.00	$ 1,066.50	$ 9.43
Hypothetical A	$ 1,000.00	$ 1,015.81	$ 9.20
Class C
Actual	$ 1,000.00	$ 1,067.00	$ 9.38
Hypothetical A	$ 1,000.00	$ 1,015.86	$ 9.15
Institutional Class
Actual	$ 1,000.00	$ 1,075.80	$ 3.36
Hypothetical A	$ 1,000.00	$ 1,021.69	$ 3.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	.91%
Class T	1.24%
Class B	1.83%
Class C	1.82%
Institutional Class	.65%

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.5	7.7
Bank of America Corp.	3.0	4.5
American International Group, Inc.	2.6	6.5
Google, Inc. Class A (sub. vtg.)	2.2	3.0
Exxon Mobil Corp.	2.0	0.0
Procter & Gamble Co.	1.5	0.0
Apple, Inc.	1.4	0.0
Merck & Co., Inc.	1.3	0.0
ConocoPhillips	1.3	1.9
Nestle SA (Reg.)	1.3	0.7
	20.1
Top Five Market Sectors as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.5	17.9
Financials	17.5	21.0
Industrials	13.4	12.4
Health Care	13.1	13.5
Consumer Staples	10.2	4.1
Asset Allocation (% of fund's net assets)
As of March 31, 2007 *		As of September 30, 2006 **
	Stocks 98.8%		Stocks 98.5%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	20.5%	** Foreign investments	15.4%

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.1%
Aftermarket Technology Corp. (a)	150,000	$ 3,642,000
Automobiles - 0.6%
Renault SA	100,000	11,694,929
Toyota Motor Corp. sponsored ADR	45,000	5,767,200
		17,462,129
Distributors - 0.6%
Li & Fung Ltd.	6,000,000	18,851,987
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	375,031	16,463,861
New Oriental Education & Technology Group, Inc. sponsored ADR	250,000	10,132,500
		26,596,361
Hotels, Restaurants & Leisure - 1.8%
Buffalo Wild Wings, Inc. (a)	100,000	6,370,000
Ctrip.com International Ltd. sponsored ADR	150,000	10,047,750
McCormick & Schmick's Seafood Restaurants (a)	200,000	5,362,000
Rare Hospitality International, Inc. (a)	125,000	3,761,250
Red Robin Gourmet Burgers, Inc. (a)	250,000	9,705,000
Starbucks Corp. (a)	400,000	12,544,000
Texas Roadhouse, Inc. Class A (a)	300,000	4,275,000
The Cheesecake Factory, Inc. (a)	140,000	3,731,000
		55,796,000
Household Durables - 0.9%
D.R. Horton, Inc.	500,000	11,000,000
KB Home	149,952	6,398,452
Ryland Group, Inc.	100,000	4,219,000
Standard Pacific Corp.	350,000	7,304,500
		28,921,952
Leisure Equipment & Products - 0.1%
Brunswick Corp.	50,000	1,592,500
Media - 0.8%
EchoStar Communications Corp. Class A (a)	150,000	6,514,500
New Frontier Media, Inc.	825,000	7,425,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	500,046	5,145,473
The DIRECTV Group, Inc. (a)	300,000	6,921,000
		26,005,973
Multiline Retail - 1.4%
Federated Department Stores, Inc.	800,000	36,040,000
Marks & Spencer Group PLC	500,000	6,656,253
		42,696,253
Specialty Retail - 1.8%
Best Buy Co., Inc.	250,031	12,181,510
Gymboree Corp. (a)	200,000	8,014,000
Home Depot, Inc.	700,040	25,719,470
PETsMART, Inc.	125,000	4,120,000

	Shares	Value
Sports Direct International PLC	52,000	$ 284,217
Staples, Inc.	250,000	6,460,000
		56,779,197
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc. (a)	250,000	6,335,000
Crocs, Inc.	125,000	5,906,250
Under Armour, Inc. Class A (sub. vtg.) (a)	125,000	6,412,500
		18,653,750
TOTAL CONSUMER DISCRETIONARY		296,998,102
CONSUMER STAPLES - 10.2%
Beverages - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	500,000	10,590,000
InBev SA	125,000	9,024,999
Molson Coors Brewing Co. Class B	85,000	8,042,700
PepsiCo, Inc.	600,000	38,136,000
SABMiller PLC	250,000	5,485,382
		71,279,081
Food & Staples Retailing - 2.3%
Tesco PLC	500,000	4,371,087
United Natural Foods, Inc. (a)	278,400	8,530,176
Wal-Mart Stores, Inc.	700,000	32,865,000
Whole Foods Market, Inc.	500,000	22,425,000
X5 Retail Group NV unit (a)(e)	100,000	2,770,000
		70,961,263
Food Products - 2.9%
Archer-Daniels-Midland Co.	175,000	6,422,500
Bunge Ltd.	75,000	6,166,500
Cosan SA Industria E Comercio (a)	250,000	4,513,553
Dean Foods Co.	35,800	1,673,292
Diamond Foods, Inc.	400,000	6,660,000
Green Mountain Coffee Roasters, Inc. (a)	75,000	4,728,750
Groupe Danone	75,000	12,252,626
Marine Harvest ASA (a)	6,000,000	7,047,560
Nestle SA (Reg.)	100,000	38,937,798
		88,402,579
Household Products - 2.3%
Colgate-Palmolive Co.	300,000	20,037,000
Procter & Gamble Co.	750,000	47,370,000
Reckitt Benckiser PLC	100,000	5,206,931
		72,613,931
Personal Products - 0.2%
Avon Products, Inc.	200,000	7,452,000
Tobacco - 0.2%
Loews Corp. - Carolina Group	75,000	5,670,750
TOTAL CONSUMER STAPLES		316,379,604
Common Stocks - continued
	Shares	Value
ENERGY - 8.8%
Energy Equipment & Services - 1.8%
GlobalSantaFe Corp.	100,000	$ 6,168,000
Nabors Industries Ltd. (a)	200,000	5,934,000
National Oilwell Varco, Inc. (a)	175,000	13,613,250
North American Energy Partners, Inc. (a)	500,000	10,393,660
Schlumberger Ltd. (NY Shares)	275,000	19,002,500
		55,111,410
Oil, Gas & Consumable Fuels - 7.0%
Chesapeake Energy Corp.	425,000	13,124,000
ConocoPhillips	600,000	41,010,000
EOG Resources, Inc.	275,000	19,618,500
Exxon Mobil Corp.	800,000	60,360,000
Lukoil Oil Co. sponsored ADR	110,000	9,482,000
Marathon Oil Corp.	100,000	9,883,000
Massey Energy Co.	150,000	3,598,500
OAO Gazprom sponsored ADR	250,000	10,425,000
OJSC Rosneft unit (a)	900,000	7,542,000
Peabody Energy Corp.	300,006	12,072,241
Petroleo Brasileiro SA Petrobras sponsored ADR	75,000	7,463,250
Plains Exploration & Production Co. (a)	100,000	4,514,000
Suncor Energy, Inc.	25,000	1,902,256
Ultra Petroleum Corp. (a)	100,000	5,313,000
Valero Energy Corp.	175,000	11,285,750
		217,593,497
TOTAL ENERGY		272,704,907
FINANCIALS - 17.5%
Capital Markets - 1.7%
KKR Private Equity Investors, LP	750,000	18,187,500
MarketAxess Holdings, Inc. (a)	275,000	4,603,500
Merrill Lynch & Co., Inc.	125,000	10,208,750
Morgan Stanley	125,000	9,845,000
UBS AG (NY Shares)	175,000	10,400,250
		53,245,000
Commercial Banks - 3.5%
Anglo Irish Bank Corp. PLC	450,000	9,617,760
Banner Corp.	100,000	4,155,000
Commerce Bancorp, Inc., New Jersey	325,000	10,848,500
Erste Bank AG	150,000	11,681,571
HSBC Holdings PLC sponsored ADR (d)	100,000	8,781,000
M&T Bank Corp.	75,000	8,687,250
PNC Financial Services Group, Inc.	75,000	5,397,750
Royal Bank of Scotland Group PLC	100,000	3,904,214
Shinhan Financial Group Co. Ltd. sponsored ADR	25,000	2,847,000
Standard Chartered PLC (United Kingdom)	649,998	18,726,003
Wachovia Corp.	425,000	23,396,250
		108,042,298

	Shares	Value
Consumer Finance - 0.8%
American Express Co.	450,000	$ 25,380,000
Diversified Financial Services - 4.4%
African Bank Investments Ltd.	2,000,015	8,355,802
Bank of America Corp.	1,850,000	94,387,000
JPMorgan Chase & Co.	700,000	33,866,000
		136,608,802
Insurance - 5.8%
ACE Ltd.	449,970	25,675,288
AFLAC, Inc.	250,000	11,765,000
American International Group, Inc.	1,200,033	80,666,218
Hartford Financial Services Group, Inc.	100,000	9,558,000
Max Re Capital Ltd.	5,000	127,400
MetLife, Inc.	200,000	12,630,000
Prudential Financial, Inc.	150,000	13,539,000
RenaissanceRe Holdings Ltd.	325,000	16,295,500
The Chubb Corp.	100,000	5,167,000
XL Capital Ltd. Class A	75,000	5,247,000
		180,670,406
Real Estate Investment Trusts - 0.2%
Duke Realty LP	150,000	6,520,500
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	350,022	11,774,740
Fannie Mae	75,000	4,093,500
MGIC Investment Corp.	50,000	2,946,000
Radian Group, Inc.	250,000	13,720,000
		32,534,240
TOTAL FINANCIALS		543,001,246
HEALTH CARE - 13.1%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	25,000	1,081,000
Alkermes, Inc. (a)	500,000	7,720,000
Alnylam Pharmaceuticals, Inc. (a)	41,800	752,400
Amgen, Inc. (a)	350,000	19,558,000
Amylin Pharmaceuticals, Inc. (a)	200,000	7,472,000
Celgene Corp. (a)	150,000	7,869,000
Cephalon, Inc. (a)	150,000	10,681,500
CytRx Corp. (a)	500,000	2,345,000
Genentech, Inc. (a)	99,970	8,209,536
MannKind Corp. (a)	299,640	4,284,852
Vertex Pharmaceuticals, Inc. (a)	299,961	8,410,906
		78,384,194
Health Care Equipment & Supplies - 2.3%
Advanced Medical Optics, Inc. (a)	110,448	4,108,666
ArthroCare Corp. (a)	150,000	5,406,000
Atricure, Inc. (a)	200,000	2,042,000
Conceptus, Inc. (a)	450,000	9,000,000
Cooper Companies, Inc.	125,000	6,077,500
DENTSPLY International, Inc.	150,000	4,912,500
Hologic, Inc. (a)	50,000	2,882,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
IDEXX Laboratories, Inc. (a)	50,000	$ 4,381,500
Kyphon, Inc. (a)	75,000	3,385,500
Meridian Bioscience, Inc.	300,000	8,328,000
Mindray Medical International Ltd. sponsored ADR	475,000	11,309,750
NeuroMetrix, Inc. (a)	18,200	176,722
Sirona Dental Systems, Inc.	50,000	1,723,000
Thoratec Corp. (a)	300,000	6,270,000
		70,003,138
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc.	121,700	5,435,122
DaVita, Inc. (a)	125,000	6,665,000
Henry Schein, Inc. (a)	100,000	5,518,000
Humana, Inc. (a)	100,000	5,802,000
I-trax, Inc. (a)	1,000,000	3,930,000
MWI Veterinary Supply, Inc. (a)	250,000	8,250,000
UnitedHealth Group, Inc.	375,422	19,886,103
VCA Antech, Inc. (a)	100,000	3,631,000
		59,117,225
Health Care Technology - 0.6%
Cerner Corp. (a)	177,300	9,653,985
Emdeon Corp. (a)	500,000	7,565,000
		17,218,985
Life Sciences Tools & Services - 1.5%
Affymetrix, Inc. (a)	32,300	971,261
Charles River Laboratories International, Inc. (a)	100,000	4,626,000
Covance, Inc. (a)	100,000	5,934,000
ICON PLC sponsored ADR	140,705	5,994,033
Illumina, Inc. (a)	199,962	5,858,887
Millipore Corp. (a)	175,000	12,682,250
Pharmaceutical Product Development, Inc.	200,000	6,738,000
Ventana Medical Systems, Inc. (a)	100,000	4,190,000
		46,994,431
Pharmaceuticals - 4.3%
Allergan, Inc.	75,000	8,311,500
Barr Pharmaceuticals, Inc. (a)	200,000	9,270,000
Elan Corp. PLC sponsored ADR (a)	400,022	5,316,292
Endo Pharmaceuticals Holdings, Inc. (a)	300,000	8,820,000
Johnson & Johnson	375,027	22,599,127
Medicis Pharmaceutical Corp. Class A	200,000	6,164,000
Merck & Co., Inc.	950,000	41,961,500
Nexmed, Inc. (a)	240,277	295,541
Roche Holding AG (participation certificate)	39,957	7,068,253

	Shares	Value
Sepracor, Inc. (a)	50,000	$ 2,331,500
Wyeth	425,000	21,262,750
		133,400,463
TOTAL HEALTH CARE		405,118,436
INDUSTRIALS - 13.3%
Aerospace & Defense - 1.8%
General Dynamics Corp.	225,000	17,190,000
Honeywell International, Inc.	450,000	20,727,000
United Technologies Corp.	300,000	19,500,000
		57,417,000
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	200,017	9,550,812
United Parcel Service, Inc. Class B	400,000	28,040,000
		37,590,812
Airlines - 1.1%
Allegiant Travel Co.	125,000	3,937,500
Ryanair Holdings PLC sponsored ADR (a)(d)	225,000	10,077,750
Southwest Airlines Co.	750,000	11,025,000
US Airways Group, Inc. (a)	200,000	9,096,000
		34,136,250
Building Products - 0.4%
Masco Corp.	150,000	4,110,000
Universal Forest Products, Inc.	150,000	7,432,500
		11,542,500
Commercial Services & Supplies - 0.8%
Corporate Executive Board Co.	100,000	7,596,000
CoStar Group, Inc. (a)	125,000	5,585,000
Healthcare Services Group, Inc.	18,340	525,441
Robert Half International, Inc.	274,980	10,177,010
		23,883,451
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	17,300	531,975
Fluor Corp.	150,000	13,458,000
Infrasource Services, Inc. (a)	70,900	2,164,577
Quanta Services, Inc. (a)	122,000	3,076,840
		19,231,392
Electrical Equipment - 1.9%
Energy Conversion Devices, Inc. (a)(d)	222,500	7,774,150
Evergreen Solar, Inc. (a)	550,000	5,362,500
First Solar, Inc.	75,000	3,900,750
Q-Cells AG	175,000	11,230,071
SGL Carbon AG (a)	100,000	3,284,732
SolarWorld AG	200,000	15,530,011
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	100,000	3,461,000
Suzlon Energy Ltd.	125,000	2,880,025
Ultralife Batteries, Inc. (a)	400,000	4,320,000
		57,743,239
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 4.2%
General Electric Co.	3,099,961	$ 109,614,621
Siemens AG sponsored ADR	50,000	5,360,000
Tyco International Ltd.	500,000	15,775,000
		130,749,621
Machinery - 1.1%
Bucyrus International, Inc. Class A	100,000	5,150,000
Dover Corp.	75,000	3,660,750
Illinois Tool Works, Inc.	250,024	12,901,238
Joy Global, Inc.	200,000	8,580,000
Tata Motors Ltd. sponsored ADR (d)	250,000	4,052,500
		34,344,488
Road & Rail - 0.1%
Canadian National Railway Co.	100,000	4,410,376
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	50,000	3,139,000
TOTAL INDUSTRIALS		414,188,129
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 3.9%
Alcatel-Lucent SA sponsored ADR	250,000	2,955,000
Cisco Systems, Inc. (a)	1,000,000	25,530,000
Comverse Technology, Inc. (a)	500,000	10,675,000
Corning, Inc. (a)	800,000	18,192,000
Harris Corp.	200,000	10,190,000
JDS Uniphase Corp. (a)	200,000	3,046,000
Juniper Networks, Inc. (a)	250,000	4,920,000
Nice Systems Ltd. sponsored ADR	225,000	7,654,500
Nokia Corp. sponsored ADR	600,000	13,752,000
QUALCOMM, Inc.	425,000	18,130,500
Tellabs, Inc. (a)	500,000	4,950,000
		119,995,000
Computers & Peripherals - 2.9%
Apple, Inc. (a)	475,000	44,132,250
Dell, Inc. (a)	849,976	19,727,943
EMC Corp. (a)	1,100,000	15,235,000
Hewlett-Packard Co.	253,300	10,167,462
		89,262,655
Electronic Equipment & Instruments - 1.3%
Arrow Electronics, Inc. (a)	150,000	5,662,500
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,681,000	11,277,788
Jabil Circuit, Inc.	500,000	10,705,000
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	100,000	1,748,000
Motech Industries, Inc.	783,000	10,908,522
		40,301,810

	Shares	Value
Internet Software & Services - 3.7%
eBay, Inc. (a)	650,000	$ 21,547,500
Google, Inc. Class A (sub. vtg.) (a)	149,970	68,710,255
SAVVIS, Inc. (a)	100,000	4,788,000
Terremark Worldwide, Inc. (a)	700,000	5,642,000
The Knot, Inc. (a)	250,000	5,382,500
Yahoo!, Inc. (a)	300,000	9,387,000
		115,457,255
IT Services - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	125,000	11,033,750
Fidelity National Information Services, Inc.	50,000	2,273,000
First Data Corp.	400,000	10,760,000
Paychex, Inc.	175,000	6,627,250
The Western Union Co.	500,000	10,975,000
		41,669,000
Semiconductors & Semiconductor Equipment - 4.9%
Altera Corp. (a)	500,000	9,995,000
Analog Devices, Inc.	375,000	12,933,750
ARM Holdings PLC sponsored ADR	1,850,000	14,522,500
ASML Holding NV (NY Shares) (a)	200,000	4,950,000
CSR PLC (a)	699,992	8,967,390
Intel Corp.	1,800,000	34,434,000
Lam Research Corp. (a)	125,000	5,917,500
LSI Logic Corp. (a)	1,000,000	10,440,000
Maxim Integrated Products, Inc.	300,000	8,820,000
MEMC Electronic Materials, Inc. (a)	250,000	15,145,000
National Semiconductor Corp.	275,020	6,638,983
Renesola Ltd.	150,000	1,505,405
Renewable Energy Corp. AS	96,500	2,182,827
Richtek Technology Corp.	53,000	523,753
Siliconware Precision Industries Co. Ltd. sponsored ADR	466,600	4,577,346
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000,000	10,259,897
		151,813,351
Software - 1.5%
Autodesk, Inc. (a)	100,000	3,760,000
Check Point Software Technologies Ltd. (a)	450,000	10,026,000
Guidance Software, Inc.	125,000	1,505,000
Nintendo Co. Ltd.	25,000	7,266,825
Oracle Corp. (a)	500,000	9,065,000
Quality Systems, Inc.	400,000	16,000,000
		47,622,825
TOTAL INFORMATION TECHNOLOGY		606,121,896
MATERIALS - 2.7%
Chemicals - 1.9%
Ecolab, Inc.	150,000	6,450,000
Minerals Technologies, Inc.	100,000	6,216,000
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	200,000	$ 10,992,000
Praxair, Inc.	200,010	12,592,630
Tokuyama Corp.	400,000	6,993,126
Yara International ASA	150,000	4,139,454
Zoltek Companies, Inc. (a)(d)	300,000	10,479,000
		57,862,210
Metals & Mining - 0.8%
Arcelor Mittal	250,000	13,222,500
Meridian Gold, Inc. (a)	200,000	5,106,001
Olympic Steel, Inc.	125,000	3,873,750
Titanium Metals Corp.	100,000	3,588,000
		25,790,251
TOTAL MATERIALS		83,652,461
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc. (a)	500,000	4,495,000
Verizon Communications, Inc.	825,000	31,284,000
		35,779,000
Wireless Telecommunication Services - 1.3%
America Movil SA de CV Series L sponsored ADR	150,000	7,168,500
Bharti Airtel Ltd. (a)	700,000	12,402,300
China Mobile (Hong Kong) Ltd. sponsored ADR	150,000	6,727,500
Crown Castle International Corp. (a)	100,000	3,213,000
Orascom Telecom Holding SAE GDR	25,000	1,700,000
Sistema JSFC sponsored GDR	275,000	7,810,000
		39,021,300
TOTAL TELECOMMUNICATION SERVICES		74,800,300
UTILITIES - 1.7%
Electric Utilities - 0.5%
Entergy Corp.	115,000	12,065,800
Reliant Energy, Inc. (a)	150,000	3,048,000
		15,113,800
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	300,000	6,456,000
Constellation Energy Group, Inc.	125,000	10,868,750
NRG Energy, Inc.	150,000	10,806,000
		28,130,750

	Shares	Value
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	100,000	$ 8,304,000
TOTAL UTILITIES		51,548,550
TOTAL COMMON STOCKS (Cost $3,011,119,833)		3,064,513,631
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	262,000	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,418,699)		3
Convertible Bonds - 0.1%
	Principal Amount
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Evergreen Solar, Inc. 4.375% 7/1/12	$ 2,500,000	3,562,500
TOTAL CONVERTIBLE BONDS (Cost $2,868,750)		3,562,500
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 5.41% (b)	36,220,471	36,220,471
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	22,820,550	22,820,550
TOTAL MONEY MARKET FUNDS (Cost $59,041,021)		59,041,021
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $3,074,448,303)		3,127,117,155
NET OTHER ASSETS - (0.8)%		(24,749,065)
NET ASSETS - 100%		$ 3,102,368,090
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,770,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,418,699
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,581,275
Fidelity Securities Lending Cash Central Fund	249,630
Total	$ 1,830,905
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.5%
United Kingdom	3.1%
Switzerland	1.8%
Cayman Islands	1.7%
Germany	1.2%
Taiwan	1.1%
Russia	1.1%
Ireland	1.0%
Others (individually less than 1%)	9.5%
100.0%
Income Tax Information
At September 30, 2006, the fund had a capital loss carryforward of approximately $647,907,307 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,171,606) - See accompanying schedule: Unaffiliated issuers (cost $3,015,407,282)	$ 3,068,076,134
Fidelity Central Funds (cost $59,041,021)	59,041,021
Total Investments (cost $3,074,448,303)		$ 3,127,117,155
Cash		12
Foreign currency held at value (cost $1,789,061)		1,789,061
Receivable for investments sold		28,299,447
Receivable for fund shares sold		202,587
Dividends receivable		3,482,202
Interest receivable		27,040
Distributions receivable from Fidelity Central Funds		208,489
Prepaid expenses		13,132
Other receivables		230,923
Total assets		3,161,370,048

Liabilities
Payable for investments purchased	$ 32,391,246
Payable for fund shares redeemed	1,961,613
Accrued management fee	1,113,239
Distribution fees payable	47,496
Other affiliated payables	173,541
Other payables and accrued expenses	494,273
Collateral on securities loaned, at value	22,820,550
Total liabilities		59,001,958

Net Assets		$ 3,102,368,090
Net Assets consist of:
Paid in capital		$ 3,337,820,676
Undistributed net investment income		6,989,272
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(294,827,325)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,385,467
Net Assets		$ 3,102,368,090

Statement of Assets and Liabilities - continued

March 31, 2007 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,863,022,226 ÷ 181,612,059 shares)	$ 15.76

Class A: Net Asset Value and redemption price per share ($159,169,487 ÷ 10,290,301 shares)	$ 15.47

Maximum offering price per share (100/94.25 of $15.47)	$ 16.41
Class T: Net Asset Value and redemption price per share ($25,032,268 ÷ 1,631,327 shares)	$ 15.34

Maximum offering price per share (100/96.50 of $15.34)	$ 15.90
Class B: Net Asset Value and offering price per share ($1,271,522 ÷ 83,194 shares)A	$ 15.28

Class C: Net Asset Value and offering price per share ($3,912,310 ÷ 255,961 shares)A	$ 15.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($49,960,277 ÷ 3,144,585 shares)	$ 15.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 19,934,084
Interest		261,920
Income from Fidelity Central Funds		1,830,905
Total income		22,026,909

Expenses
Management fee	$ 7,236,557
Transfer agent fees	548,947
Distribution fees	264,969
Accounting and security lending fees	509,569
Custodian fees and expenses	104,812
Independent trustees' compensation	5,510
Appreciation in deferred trustee compensation account	624
Registration fees	105,559
Audit	44,575
Legal	28,904
Interest	1,355
Miscellaneous	13,883
Total expenses before reductions	8,865,264
Expense reductions	(267,411)	8,597,853
Net investment income (loss)		13,429,056
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $135,682)	362,103,280
Foreign currency transactions	(55,676)
Futures contracts	793,920
Total net realized gain (loss)		362,841,524
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $287,016)	(120,027,418)
Assets and liabilities in foreign currencies	2,251
Total change in net unrealized appreciation (depreciation)		(120,025,167)
Net gain (loss)		242,816,357
Net increase (decrease) in net assets resulting from operations		$ 256,245,413

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,429,056	$ 29,709,248
Net realized gain (loss)	362,841,524	273,478,984
Change in net unrealized appreciation (depreciation)	(120,025,167)	16,232,614
Net increase (decrease) in net assets resulting from operations	256,245,413	319,420,846
Distributions to shareholders from net investment income	(30,071,435)	(25,013,044)
Share transactions - net increase (decrease)	(765,865,441)	277,444,856
Total increase (decrease) in net assets	(539,691,463)	571,852,658

Net Assets
Beginning of period	3,642,059,553	3,070,206,895
End of period (including undistributed net investment income of $6,989,272 and undistributed net investment income of $23,631,651, respectively)	$ 3,102,368,090	$ 3,642,059,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.82	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56
Income from Investment Operations
Net investment income (loss) E	.06	.13	.16 H	.10	.09	.10
Net realized and unrealized gain (loss)	1.03	1.29	1.66	.78	1.75	(2.23)
Total from investment operations	1.09	1.42	1.82	.88	1.84	(2.13)
Distributions from net investment income	(.15)	(.11)	(.16)	(.09)	(.09)	(.12)
Net asset value, end of period	$ 15.76	$ 14.82	$ 13.51	$ 11.85	$ 11.06	$ 9.31
Total Return B, C, D	7.38%	10.55%	15.46%	7.96%	19.88%	(18.69)%
Ratios to Average Net Assets F, I
Expenses before reductions	.49% A	.49%	.49%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.49%	.49%	.48%
Expenses net of all reductions	.48% A	.48%	.44%	.47%	.46%	.44%
Net investment income (loss)	.84% A	.90%	1.27% H	.79%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,863,022	$ 2,915,932	$ 2,988,758	$ 3,099,403	$ 3,144,123	$ 2,767,484
Portfolio turnover rate G	211% A	66%	130%	52%	71%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 L	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.53	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40
Income from Investment Operations
Net investment income (loss) F	.03	.06	.08 I	- K	- K	(.01)
Net realized and unrealized gain (loss)	1.01	1.28	1.62	.77	1.73	(2.20)
Total from investment operations	1.04	1.34	1.70	.77	1.73	(2.21)
Distributions from net investment income	(.10)	(.05)	(.08)	(.02)	(.02)	(.03)
Net asset value, end of period	$ 15.47	$ 14.53	$ 13.24	$ 11.62	$ 10.87	$ 9.16
Total Return B, C, D, E	7.17%	10.13%	14.68%	7.08%	18.91%	(19.46)%
Ratios to Average Net Assets G, J
Expenses before reductions	.91% A	.95%	1.09%	1.29%	1.36%	1.36%
Expenses net of fee waivers, if any	.91% A	.95%	1.08%	1.29%	1.36%	1.36%
Expenses net of all reductions	.89% A	.94%	1.03%	1.27%	1.32%	1.31%
Net investment income (loss)	.42% A	.44%	.67% I	-%	(.01)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,169	$ 130,332	$ 80,938	$ 52,741	$ 31,240	$ 12,572
Portfolio turnover rate H	211% A	66%	130%	52%	71%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Total returns do not include the effect of the sales charges.

F Calculated based on average shares outstanding during the period.

G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.01	.02	- J
Net realized and unrealized gain (loss)	.99	1.27	.40
Total from investment operations	1.00	1.29	.40
Distributions from net investment income	(.11)	(.08)	-
Net asset value, end of period	$ 15.34	$ 14.45	$ 13.24
Total Return B, C, D	6.95%	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24% A	1.25%	1.18% A
Expenses net of fee waivers, if any	1.24% A	1.25%	1.18% A
Expenses net of all reductions	1.22% A	1.24%	1.13% A
Net investment income (loss)	.09% A	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,032	$ 12,646	$ 199
Portfolio turnover rate G	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.00	1.27	.40
Total from investment operations	.96	1.21	.38
Distributions from net investment income	(.06)	(.05)	-
Net asset value, end of period	$ 15.28	$ 14.38	$ 13.22
Total Return B, C, D	6.65%	9.19%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.82%	1.72% A
Expenses net of fee waivers, if any	1.83% A	1.82%	1.72% A
Expenses net of all reductions	1.82% A	1.81%	1.67% A
Net investment income (loss)	(.51)% A	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,272	$ 909	$ 106
Portfolio turnover rate G	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.00	1.28	.40
Total from investment operations	.96	1.22	.38
Distributions from net investment income	(.05)	(.07)	-
Net asset value, end of period	$ 15.28	$ 14.37	$ 13.22
Total Return B, C, D	6.70%	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.84%	1.69% A
Expenses net of fee waivers, if any	1.82% A	1.84%	1.69% A
Expenses net of all reductions	1.80% A	1.84%	1.64% A
Net investment income (loss)	(.49)% A	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,912	$ 2,758	$ 103
Portfolio turnover rate G	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.05	.09	.01
Net realized and unrealized gain (loss)	1.07	1.29	.41
Total from investment operations	1.12	1.38	.42
Distributions from net investment income	-	(.11)	-
Net asset value, end of period	$ 15.89	$ 14.77	$ 13.50
Total Return B, C	7.58%	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.65% A	.77%	.69% A
Expenses net of fee waivers, if any	.65% A	.77%	.69% A
Expenses net of all reductions	.63% A	.76%	.64% A
Net investment income (loss)	.68% A	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,960	$ 579,483	$ 103
Portfolio turnover rate F	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Therefore, effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I: O and Destiny Plans I: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 175,675,688
Unrealized depreciation	(129,518,941)
Net unrealized appreciation (depreciation)	$ 46,156,747
Cost for federal income tax purposes	$ 3,080,960,408

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,435,493,044 and $4,195,811,236, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 186,595	$ 25,205
Class T	.25%	.25%	53,232	3,258
Class B	.75%	.25%	6,766	5,171
Class C	.75%	.25%	18,376	9,381
			$ 264,969	$ 43,015

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,921
Class T	3,003
Class B*	988
Class C*	3,067
$ 26,979

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Class O. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 190,621.01
Class A	134,420.18
Class T	26,640.25
Class B	2,360.35
Class C	6,190.34
Institutional Class	188,716.17
	$ 548,947

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,392 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,967,000	5.44%	$ 1,355

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6,021 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $249,630.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $197,668 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,762. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,851
Class A	672
Class T	29
Institutional Class	674
$ 3,226

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007	Year ended September 30, 2006
From net investment income
Class O	$ 28,899,164	$ 24,229,472
Class A	976,371	321,631
Class T	177,927	1,411
Class B	5,391	610
Class C	12,582	1,082
Institutional Class	-	458,838
Total	$ 30,071,435	$ 25,013,044

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007	Year ended September 30, 2006	Six months ended March 31, 2007	Year ended September 30, 2006
Class O
Shares sold	2,133,221	5,789,224	$ 33,011,534	$ 84,710,510
Reinvestment of distributions	1,573,555	1,401,691	24,374,384	20,198,400
Shares redeemed	(18,851,400)	(31,715,161)	(293,177,666)	(457,755,224)
Net increase (decrease)	(15,144,624)	(24,524,246)	$ (235,791,748)	$ (352,846,314)
Class A
Shares sold	2,000,340	3,470,852	$ 30,404,980	$ 49,284,464
Reinvestment of distributions	61,138	20,568	930,519	291,651
Shares redeemed	(743,581)	(630,247)	(11,355,232)	(8,920,811)
Net increase (decrease)	1,317,897	2,861,173	$ 19,980,267	$ 40,655,304
Class T
Shares sold	931,715	906,681	$ 14,058,985	$ 12,885,472
Reinvestment of distributions	11,601	100	175,291	1,411
Shares redeemed	(187,396)	(46,443)	(2,862,616)	(658,325)
Net increase (decrease)	755,920	860,338	$ 11,371,660	$ 12,228,558
Class B
Shares sold	55,868	66,438	$ 832,583	$ 936,863
Reinvestment of distributions	325	43	4,907	610
Shares redeemed	(36,247)	(11,234)	(554,026)	(156,453)
Net increase (decrease)	19,946	55,247	$ 283,464	$ 781,020
Class C
Shares sold	136,603	203,408	$ 2,041,634	$ 2,869,624
Reinvestment of distributions	771	44	11,622	624
Shares redeemed	(73,248)	(19,405)	(1,113,846)	(268,904)
Net increase (decrease)	64,126	184,047	$ 939,410	$ 2,601,344
Institutional Class
Shares sold	2,362,349	47,475,937	$ 35,898,401	$ 693,596,234
Reinvestment of distributions	-	31,810	-	458,064
Shares redeemed	(38,441,811)	(8,291,345)	(598,546,895)	(120,029,354)
Net increase (decrease)	(36,079,462)	39,216,402	$ (562,648,494)	$ 574,024,944

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIO-USAN-0507
1.791867.103

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Diversified Stock Fund -

Class A, Class T, Class B and Class C
(formerly Destiny® I)

Semiannual Report

March 31, 2007

Class A, Class T, Class B, and
Class C were formerly known as
Fidelity Advisor Destiny ® I Fund
Class A, Class T, Class B, and
Class C

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class O
Actual	$ 1,000.00	$ 1,073.80	$ 2.53
Hypothetical A	$ 1,000.00	$ 1,022.49	$ 2.47
Class A
Actual	$ 1,000.00	$ 1,071.70	$ 4.70
Hypothetical A	$ 1,000.00	$ 1,020.39	$ 4.58
Class T
Actual	$ 1,000.00	$ 1,069.50	$ 6.40
Hypothetical A	$ 1,000.00	$ 1,018.75	$ 6.24
Class B
Actual	$ 1,000.00	$ 1,066.50	$ 9.43
Hypothetical A	$ 1,000.00	$ 1,015.81	$ 9.20
Class C
Actual	$ 1,000.00	$ 1,067.00	$ 9.38
Hypothetical A	$ 1,000.00	$ 1,015.86	$ 9.15
Institutional Class
Actual	$ 1,000.00	$ 1,075.80	$ 3.36
Hypothetical A	$ 1,000.00	$ 1,021.69	$ 3.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	.91%
Class T	1.24%
Class B	1.83%
Class C	1.82%
Institutional Class	.65%

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.5	7.7
Bank of America Corp.	3.0	4.5
American International Group, Inc.	2.6	6.5
Google, Inc. Class A (sub. vtg.)	2.2	3.0
Exxon Mobil Corp.	2.0	0.0
Procter & Gamble Co.	1.5	0.0
Apple, Inc.	1.4	0.0
Merck & Co., Inc.	1.3	0.0
ConocoPhillips	1.3	1.9
Nestle SA (Reg.)	1.3	0.7
	20.1
Top Five Market Sectors as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.5	17.9
Financials	17.5	21.0
Industrials	13.4	12.4
Health Care	13.1	13.5
Consumer Staples	10.2	4.1
Asset Allocation (% of fund's net assets)
As of March 31, 2007 *		As of September 30, 2006 **
	Stocks 98.8%		Stocks 98.5%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	20.5%	** Foreign investments	15.4%

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.1%
Aftermarket Technology Corp. (a)	150,000	$ 3,642,000
Automobiles - 0.6%
Renault SA	100,000	11,694,929
Toyota Motor Corp. sponsored ADR	45,000	5,767,200
		17,462,129
Distributors - 0.6%
Li & Fung Ltd.	6,000,000	18,851,987
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	375,031	16,463,861
New Oriental Education & Technology Group, Inc. sponsored ADR	250,000	10,132,500
		26,596,361
Hotels, Restaurants & Leisure - 1.8%
Buffalo Wild Wings, Inc. (a)	100,000	6,370,000
Ctrip.com International Ltd. sponsored ADR	150,000	10,047,750
McCormick & Schmick's Seafood Restaurants (a)	200,000	5,362,000
Rare Hospitality International, Inc. (a)	125,000	3,761,250
Red Robin Gourmet Burgers, Inc. (a)	250,000	9,705,000
Starbucks Corp. (a)	400,000	12,544,000
Texas Roadhouse, Inc. Class A (a)	300,000	4,275,000
The Cheesecake Factory, Inc. (a)	140,000	3,731,000
		55,796,000
Household Durables - 0.9%
D.R. Horton, Inc.	500,000	11,000,000
KB Home	149,952	6,398,452
Ryland Group, Inc.	100,000	4,219,000
Standard Pacific Corp.	350,000	7,304,500
		28,921,952
Leisure Equipment & Products - 0.1%
Brunswick Corp.	50,000	1,592,500
Media - 0.8%
EchoStar Communications Corp. Class A (a)	150,000	6,514,500
New Frontier Media, Inc.	825,000	7,425,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	500,046	5,145,473
The DIRECTV Group, Inc. (a)	300,000	6,921,000
		26,005,973
Multiline Retail - 1.4%
Federated Department Stores, Inc.	800,000	36,040,000
Marks & Spencer Group PLC	500,000	6,656,253
		42,696,253
Specialty Retail - 1.8%
Best Buy Co., Inc.	250,031	12,181,510
Gymboree Corp. (a)	200,000	8,014,000
Home Depot, Inc.	700,040	25,719,470
PETsMART, Inc.	125,000	4,120,000

	Shares	Value
Sports Direct International PLC	52,000	$ 284,217
Staples, Inc.	250,000	6,460,000
		56,779,197
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc. (a)	250,000	6,335,000
Crocs, Inc.	125,000	5,906,250
Under Armour, Inc. Class A (sub. vtg.) (a)	125,000	6,412,500
		18,653,750
TOTAL CONSUMER DISCRETIONARY		296,998,102
CONSUMER STAPLES - 10.2%
Beverages - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	500,000	10,590,000
InBev SA	125,000	9,024,999
Molson Coors Brewing Co. Class B	85,000	8,042,700
PepsiCo, Inc.	600,000	38,136,000
SABMiller PLC	250,000	5,485,382
		71,279,081
Food & Staples Retailing - 2.3%
Tesco PLC	500,000	4,371,087
United Natural Foods, Inc. (a)	278,400	8,530,176
Wal-Mart Stores, Inc.	700,000	32,865,000
Whole Foods Market, Inc.	500,000	22,425,000
X5 Retail Group NV unit (a)(e)	100,000	2,770,000
		70,961,263
Food Products - 2.9%
Archer-Daniels-Midland Co.	175,000	6,422,500
Bunge Ltd.	75,000	6,166,500
Cosan SA Industria E Comercio (a)	250,000	4,513,553
Dean Foods Co.	35,800	1,673,292
Diamond Foods, Inc.	400,000	6,660,000
Green Mountain Coffee Roasters, Inc. (a)	75,000	4,728,750
Groupe Danone	75,000	12,252,626
Marine Harvest ASA (a)	6,000,000	7,047,560
Nestle SA (Reg.)	100,000	38,937,798
		88,402,579
Household Products - 2.3%
Colgate-Palmolive Co.	300,000	20,037,000
Procter & Gamble Co.	750,000	47,370,000
Reckitt Benckiser PLC	100,000	5,206,931
		72,613,931
Personal Products - 0.2%
Avon Products, Inc.	200,000	7,452,000
Tobacco - 0.2%
Loews Corp. - Carolina Group	75,000	5,670,750
TOTAL CONSUMER STAPLES		316,379,604
Common Stocks - continued
	Shares	Value
ENERGY - 8.8%
Energy Equipment & Services - 1.8%
GlobalSantaFe Corp.	100,000	$ 6,168,000
Nabors Industries Ltd. (a)	200,000	5,934,000
National Oilwell Varco, Inc. (a)	175,000	13,613,250
North American Energy Partners, Inc. (a)	500,000	10,393,660
Schlumberger Ltd. (NY Shares)	275,000	19,002,500
		55,111,410
Oil, Gas & Consumable Fuels - 7.0%
Chesapeake Energy Corp.	425,000	13,124,000
ConocoPhillips	600,000	41,010,000
EOG Resources, Inc.	275,000	19,618,500
Exxon Mobil Corp.	800,000	60,360,000
Lukoil Oil Co. sponsored ADR	110,000	9,482,000
Marathon Oil Corp.	100,000	9,883,000
Massey Energy Co.	150,000	3,598,500
OAO Gazprom sponsored ADR	250,000	10,425,000
OJSC Rosneft unit (a)	900,000	7,542,000
Peabody Energy Corp.	300,006	12,072,241
Petroleo Brasileiro SA Petrobras sponsored ADR	75,000	7,463,250
Plains Exploration & Production Co. (a)	100,000	4,514,000
Suncor Energy, Inc.	25,000	1,902,256
Ultra Petroleum Corp. (a)	100,000	5,313,000
Valero Energy Corp.	175,000	11,285,750
		217,593,497
TOTAL ENERGY		272,704,907
FINANCIALS - 17.5%
Capital Markets - 1.7%
KKR Private Equity Investors, LP	750,000	18,187,500
MarketAxess Holdings, Inc. (a)	275,000	4,603,500
Merrill Lynch & Co., Inc.	125,000	10,208,750
Morgan Stanley	125,000	9,845,000
UBS AG (NY Shares)	175,000	10,400,250
		53,245,000
Commercial Banks - 3.5%
Anglo Irish Bank Corp. PLC	450,000	9,617,760
Banner Corp.	100,000	4,155,000
Commerce Bancorp, Inc., New Jersey	325,000	10,848,500
Erste Bank AG	150,000	11,681,571
HSBC Holdings PLC sponsored ADR (d)	100,000	8,781,000
M&T Bank Corp.	75,000	8,687,250
PNC Financial Services Group, Inc.	75,000	5,397,750
Royal Bank of Scotland Group PLC	100,000	3,904,214
Shinhan Financial Group Co. Ltd. sponsored ADR	25,000	2,847,000
Standard Chartered PLC (United Kingdom)	649,998	18,726,003
Wachovia Corp.	425,000	23,396,250
		108,042,298

	Shares	Value
Consumer Finance - 0.8%
American Express Co.	450,000	$ 25,380,000
Diversified Financial Services - 4.4%
African Bank Investments Ltd.	2,000,015	8,355,802
Bank of America Corp.	1,850,000	94,387,000
JPMorgan Chase & Co.	700,000	33,866,000
		136,608,802
Insurance - 5.8%
ACE Ltd.	449,970	25,675,288
AFLAC, Inc.	250,000	11,765,000
American International Group, Inc.	1,200,033	80,666,218
Hartford Financial Services Group, Inc.	100,000	9,558,000
Max Re Capital Ltd.	5,000	127,400
MetLife, Inc.	200,000	12,630,000
Prudential Financial, Inc.	150,000	13,539,000
RenaissanceRe Holdings Ltd.	325,000	16,295,500
The Chubb Corp.	100,000	5,167,000
XL Capital Ltd. Class A	75,000	5,247,000
		180,670,406
Real Estate Investment Trusts - 0.2%
Duke Realty LP	150,000	6,520,500
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	350,022	11,774,740
Fannie Mae	75,000	4,093,500
MGIC Investment Corp.	50,000	2,946,000
Radian Group, Inc.	250,000	13,720,000
		32,534,240
TOTAL FINANCIALS		543,001,246
HEALTH CARE - 13.1%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	25,000	1,081,000
Alkermes, Inc. (a)	500,000	7,720,000
Alnylam Pharmaceuticals, Inc. (a)	41,800	752,400
Amgen, Inc. (a)	350,000	19,558,000
Amylin Pharmaceuticals, Inc. (a)	200,000	7,472,000
Celgene Corp. (a)	150,000	7,869,000
Cephalon, Inc. (a)	150,000	10,681,500
CytRx Corp. (a)	500,000	2,345,000
Genentech, Inc. (a)	99,970	8,209,536
MannKind Corp. (a)	299,640	4,284,852
Vertex Pharmaceuticals, Inc. (a)	299,961	8,410,906
		78,384,194
Health Care Equipment & Supplies - 2.3%
Advanced Medical Optics, Inc. (a)	110,448	4,108,666
ArthroCare Corp. (a)	150,000	5,406,000
Atricure, Inc. (a)	200,000	2,042,000
Conceptus, Inc. (a)	450,000	9,000,000
Cooper Companies, Inc.	125,000	6,077,500
DENTSPLY International, Inc.	150,000	4,912,500
Hologic, Inc. (a)	50,000	2,882,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
IDEXX Laboratories, Inc. (a)	50,000	$ 4,381,500
Kyphon, Inc. (a)	75,000	3,385,500
Meridian Bioscience, Inc.	300,000	8,328,000
Mindray Medical International Ltd. sponsored ADR	475,000	11,309,750
NeuroMetrix, Inc. (a)	18,200	176,722
Sirona Dental Systems, Inc.	50,000	1,723,000
Thoratec Corp. (a)	300,000	6,270,000
		70,003,138
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc.	121,700	5,435,122
DaVita, Inc. (a)	125,000	6,665,000
Henry Schein, Inc. (a)	100,000	5,518,000
Humana, Inc. (a)	100,000	5,802,000
I-trax, Inc. (a)	1,000,000	3,930,000
MWI Veterinary Supply, Inc. (a)	250,000	8,250,000
UnitedHealth Group, Inc.	375,422	19,886,103
VCA Antech, Inc. (a)	100,000	3,631,000
		59,117,225
Health Care Technology - 0.6%
Cerner Corp. (a)	177,300	9,653,985
Emdeon Corp. (a)	500,000	7,565,000
		17,218,985
Life Sciences Tools & Services - 1.5%
Affymetrix, Inc. (a)	32,300	971,261
Charles River Laboratories International, Inc. (a)	100,000	4,626,000
Covance, Inc. (a)	100,000	5,934,000
ICON PLC sponsored ADR	140,705	5,994,033
Illumina, Inc. (a)	199,962	5,858,887
Millipore Corp. (a)	175,000	12,682,250
Pharmaceutical Product Development, Inc.	200,000	6,738,000
Ventana Medical Systems, Inc. (a)	100,000	4,190,000
		46,994,431
Pharmaceuticals - 4.3%
Allergan, Inc.	75,000	8,311,500
Barr Pharmaceuticals, Inc. (a)	200,000	9,270,000
Elan Corp. PLC sponsored ADR (a)	400,022	5,316,292
Endo Pharmaceuticals Holdings, Inc. (a)	300,000	8,820,000
Johnson & Johnson	375,027	22,599,127
Medicis Pharmaceutical Corp. Class A	200,000	6,164,000
Merck & Co., Inc.	950,000	41,961,500
Nexmed, Inc. (a)	240,277	295,541
Roche Holding AG (participation certificate)	39,957	7,068,253

	Shares	Value
Sepracor, Inc. (a)	50,000	$ 2,331,500
Wyeth	425,000	21,262,750
		133,400,463
TOTAL HEALTH CARE		405,118,436
INDUSTRIALS - 13.3%
Aerospace & Defense - 1.8%
General Dynamics Corp.	225,000	17,190,000
Honeywell International, Inc.	450,000	20,727,000
United Technologies Corp.	300,000	19,500,000
		57,417,000
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	200,017	9,550,812
United Parcel Service, Inc. Class B	400,000	28,040,000
		37,590,812
Airlines - 1.1%
Allegiant Travel Co.	125,000	3,937,500
Ryanair Holdings PLC sponsored ADR (a)(d)	225,000	10,077,750
Southwest Airlines Co.	750,000	11,025,000
US Airways Group, Inc. (a)	200,000	9,096,000
		34,136,250
Building Products - 0.4%
Masco Corp.	150,000	4,110,000
Universal Forest Products, Inc.	150,000	7,432,500
		11,542,500
Commercial Services & Supplies - 0.8%
Corporate Executive Board Co.	100,000	7,596,000
CoStar Group, Inc. (a)	125,000	5,585,000
Healthcare Services Group, Inc.	18,340	525,441
Robert Half International, Inc.	274,980	10,177,010
		23,883,451
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	17,300	531,975
Fluor Corp.	150,000	13,458,000
Infrasource Services, Inc. (a)	70,900	2,164,577
Quanta Services, Inc. (a)	122,000	3,076,840
		19,231,392
Electrical Equipment - 1.9%
Energy Conversion Devices, Inc. (a)(d)	222,500	7,774,150
Evergreen Solar, Inc. (a)	550,000	5,362,500
First Solar, Inc.	75,000	3,900,750
Q-Cells AG	175,000	11,230,071
SGL Carbon AG (a)	100,000	3,284,732
SolarWorld AG	200,000	15,530,011
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	100,000	3,461,000
Suzlon Energy Ltd.	125,000	2,880,025
Ultralife Batteries, Inc. (a)	400,000	4,320,000
		57,743,239
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 4.2%
General Electric Co.	3,099,961	$ 109,614,621
Siemens AG sponsored ADR	50,000	5,360,000
Tyco International Ltd.	500,000	15,775,000
		130,749,621
Machinery - 1.1%
Bucyrus International, Inc. Class A	100,000	5,150,000
Dover Corp.	75,000	3,660,750
Illinois Tool Works, Inc.	250,024	12,901,238
Joy Global, Inc.	200,000	8,580,000
Tata Motors Ltd. sponsored ADR (d)	250,000	4,052,500
		34,344,488
Road & Rail - 0.1%
Canadian National Railway Co.	100,000	4,410,376
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	50,000	3,139,000
TOTAL INDUSTRIALS		414,188,129
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 3.9%
Alcatel-Lucent SA sponsored ADR	250,000	2,955,000
Cisco Systems, Inc. (a)	1,000,000	25,530,000
Comverse Technology, Inc. (a)	500,000	10,675,000
Corning, Inc. (a)	800,000	18,192,000
Harris Corp.	200,000	10,190,000
JDS Uniphase Corp. (a)	200,000	3,046,000
Juniper Networks, Inc. (a)	250,000	4,920,000
Nice Systems Ltd. sponsored ADR	225,000	7,654,500
Nokia Corp. sponsored ADR	600,000	13,752,000
QUALCOMM, Inc.	425,000	18,130,500
Tellabs, Inc. (a)	500,000	4,950,000
		119,995,000
Computers & Peripherals - 2.9%
Apple, Inc. (a)	475,000	44,132,250
Dell, Inc. (a)	849,976	19,727,943
EMC Corp. (a)	1,100,000	15,235,000
Hewlett-Packard Co.	253,300	10,167,462
		89,262,655
Electronic Equipment & Instruments - 1.3%
Arrow Electronics, Inc. (a)	150,000	5,662,500
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,681,000	11,277,788
Jabil Circuit, Inc.	500,000	10,705,000
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	100,000	1,748,000
Motech Industries, Inc.	783,000	10,908,522
		40,301,810

	Shares	Value
Internet Software & Services - 3.7%
eBay, Inc. (a)	650,000	$ 21,547,500
Google, Inc. Class A (sub. vtg.) (a)	149,970	68,710,255
SAVVIS, Inc. (a)	100,000	4,788,000
Terremark Worldwide, Inc. (a)	700,000	5,642,000
The Knot, Inc. (a)	250,000	5,382,500
Yahoo!, Inc. (a)	300,000	9,387,000
		115,457,255
IT Services - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	125,000	11,033,750
Fidelity National Information Services, Inc.	50,000	2,273,000
First Data Corp.	400,000	10,760,000
Paychex, Inc.	175,000	6,627,250
The Western Union Co.	500,000	10,975,000
		41,669,000
Semiconductors & Semiconductor Equipment - 4.9%
Altera Corp. (a)	500,000	9,995,000
Analog Devices, Inc.	375,000	12,933,750
ARM Holdings PLC sponsored ADR	1,850,000	14,522,500
ASML Holding NV (NY Shares) (a)	200,000	4,950,000
CSR PLC (a)	699,992	8,967,390
Intel Corp.	1,800,000	34,434,000
Lam Research Corp. (a)	125,000	5,917,500
LSI Logic Corp. (a)	1,000,000	10,440,000
Maxim Integrated Products, Inc.	300,000	8,820,000
MEMC Electronic Materials, Inc. (a)	250,000	15,145,000
National Semiconductor Corp.	275,020	6,638,983
Renesola Ltd.	150,000	1,505,405
Renewable Energy Corp. AS	96,500	2,182,827
Richtek Technology Corp.	53,000	523,753
Siliconware Precision Industries Co. Ltd. sponsored ADR	466,600	4,577,346
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000,000	10,259,897
		151,813,351
Software - 1.5%
Autodesk, Inc. (a)	100,000	3,760,000
Check Point Software Technologies Ltd. (a)	450,000	10,026,000
Guidance Software, Inc.	125,000	1,505,000
Nintendo Co. Ltd.	25,000	7,266,825
Oracle Corp. (a)	500,000	9,065,000
Quality Systems, Inc.	400,000	16,000,000
		47,622,825
TOTAL INFORMATION TECHNOLOGY		606,121,896
MATERIALS - 2.7%
Chemicals - 1.9%
Ecolab, Inc.	150,000	6,450,000
Minerals Technologies, Inc.	100,000	6,216,000
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	200,000	$ 10,992,000
Praxair, Inc.	200,010	12,592,630
Tokuyama Corp.	400,000	6,993,126
Yara International ASA	150,000	4,139,454
Zoltek Companies, Inc. (a)(d)	300,000	10,479,000
		57,862,210
Metals & Mining - 0.8%
Arcelor Mittal	250,000	13,222,500
Meridian Gold, Inc. (a)	200,000	5,106,001
Olympic Steel, Inc.	125,000	3,873,750
Titanium Metals Corp.	100,000	3,588,000
		25,790,251
TOTAL MATERIALS		83,652,461
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc. (a)	500,000	4,495,000
Verizon Communications, Inc.	825,000	31,284,000
		35,779,000
Wireless Telecommunication Services - 1.3%
America Movil SA de CV Series L sponsored ADR	150,000	7,168,500
Bharti Airtel Ltd. (a)	700,000	12,402,300
China Mobile (Hong Kong) Ltd. sponsored ADR	150,000	6,727,500
Crown Castle International Corp. (a)	100,000	3,213,000
Orascom Telecom Holding SAE GDR	25,000	1,700,000
Sistema JSFC sponsored GDR	275,000	7,810,000
		39,021,300
TOTAL TELECOMMUNICATION SERVICES		74,800,300
UTILITIES - 1.7%
Electric Utilities - 0.5%
Entergy Corp.	115,000	12,065,800
Reliant Energy, Inc. (a)	150,000	3,048,000
		15,113,800
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	300,000	6,456,000
Constellation Energy Group, Inc.	125,000	10,868,750
NRG Energy, Inc.	150,000	10,806,000
		28,130,750

	Shares	Value
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	100,000	$ 8,304,000
TOTAL UTILITIES		51,548,550
TOTAL COMMON STOCKS (Cost $3,011,119,833)		3,064,513,631
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	262,000	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,418,699)		3
Convertible Bonds - 0.1%
	Principal Amount
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Evergreen Solar, Inc. 4.375% 7/1/12	$ 2,500,000	3,562,500
TOTAL CONVERTIBLE BONDS (Cost $2,868,750)		3,562,500
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 5.41% (b)	36,220,471	36,220,471
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	22,820,550	22,820,550
TOTAL MONEY MARKET FUNDS (Cost $59,041,021)		59,041,021
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $3,074,448,303)		3,127,117,155
NET OTHER ASSETS - (0.8)%		(24,749,065)
NET ASSETS - 100%		$ 3,102,368,090
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,770,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,418,699
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,581,275
Fidelity Securities Lending Cash Central Fund	249,630
Total	$ 1,830,905
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.5%
United Kingdom	3.1%
Switzerland	1.8%
Cayman Islands	1.7%
Germany	1.2%
Taiwan	1.1%
Russia	1.1%
Ireland	1.0%
Others (individually less than 1%)	9.5%
100.0%
Income Tax Information
At September 30, 2006, the fund had a capital loss carryforward of approximately $647,907,307 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,171,606) - See accompanying schedule: Unaffiliated issuers (cost $3,015,407,282)	$ 3,068,076,134
Fidelity Central Funds (cost $59,041,021)	59,041,021
Total Investments (cost $3,074,448,303)		$ 3,127,117,155
Cash		12
Foreign currency held at value (cost $1,789,061)		1,789,061
Receivable for investments sold		28,299,447
Receivable for fund shares sold		202,587
Dividends receivable		3,482,202
Interest receivable		27,040
Distributions receivable from Fidelity Central Funds		208,489
Prepaid expenses		13,132
Other receivables		230,923
Total assets		3,161,370,048

Liabilities
Payable for investments purchased	$ 32,391,246
Payable for fund shares redeemed	1,961,613
Accrued management fee	1,113,239
Distribution fees payable	47,496
Other affiliated payables	173,541
Other payables and accrued expenses	494,273
Collateral on securities loaned, at value	22,820,550
Total liabilities		59,001,958

Net Assets		$ 3,102,368,090
Net Assets consist of:
Paid in capital		$ 3,337,820,676
Undistributed net investment income		6,989,272
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(294,827,325)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,385,467
Net Assets		$ 3,102,368,090

Statement of Assets and Liabilities - continued

March 31, 2007 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,863,022,226 ÷ 181,612,059 shares)	$ 15.76

Class A: Net Asset Value and redemption price per share ($159,169,487 ÷ 10,290,301 shares)	$ 15.47

Maximum offering price per share (100/94.25 of $15.47)	$ 16.41
Class T: Net Asset Value and redemption price per share ($25,032,268 ÷ 1,631,327 shares)	$ 15.34

Maximum offering price per share (100/96.50 of $15.34)	$ 15.90
Class B: Net Asset Value and offering price per share ($1,271,522 ÷ 83,194 shares)A	$ 15.28

Class C: Net Asset Value and offering price per share ($3,912,310 ÷ 255,961 shares)A	$ 15.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($49,960,277 ÷ 3,144,585 shares)	$ 15.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 19,934,084
Interest		261,920
Income from Fidelity Central Funds		1,830,905
Total income		22,026,909

Expenses
Management fee	$ 7,236,557
Transfer agent fees	548,947
Distribution fees	264,969
Accounting and security lending fees	509,569
Custodian fees and expenses	104,812
Independent trustees' compensation	5,510
Appreciation in deferred trustee compensation account	624
Registration fees	105,559
Audit	44,575
Legal	28,904
Interest	1,355
Miscellaneous	13,883
Total expenses before reductions	8,865,264
Expense reductions	(267,411)	8,597,853
Net investment income (loss)		13,429,056
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $135,682)	362,103,280
Foreign currency transactions	(55,676)
Futures contracts	793,920
Total net realized gain (loss)		362,841,524
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $287,016)	(120,027,418)
Assets and liabilities in foreign currencies	2,251
Total change in net unrealized appreciation (depreciation)		(120,025,167)
Net gain (loss)		242,816,357
Net increase (decrease) in net assets resulting from operations		$ 256,245,413

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,429,056	$ 29,709,248
Net realized gain (loss)	362,841,524	273,478,984
Change in net unrealized appreciation (depreciation)	(120,025,167)	16,232,614
Net increase (decrease) in net assets resulting from operations	256,245,413	319,420,846
Distributions to shareholders from net investment income	(30,071,435)	(25,013,044)
Share transactions - net increase (decrease)	(765,865,441)	277,444,856
Total increase (decrease) in net assets	(539,691,463)	571,852,658

Net Assets
Beginning of period	3,642,059,553	3,070,206,895
End of period (including undistributed net investment income of $6,989,272 and undistributed net investment income of $23,631,651, respectively)	$ 3,102,368,090	$ 3,642,059,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.82	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56
Income from Investment Operations
Net investment income (loss) E	.06	.13	.16 H	.10	.09	.10
Net realized and unrealized gain (loss)	1.03	1.29	1.66	.78	1.75	(2.23)
Total from investment operations	1.09	1.42	1.82	.88	1.84	(2.13)
Distributions from net investment income	(.15)	(.11)	(.16)	(.09)	(.09)	(.12)
Net asset value, end of period	$ 15.76	$ 14.82	$ 13.51	$ 11.85	$ 11.06	$ 9.31
Total Return B, C, D	7.38%	10.55%	15.46%	7.96%	19.88%	(18.69)%
Ratios to Average Net Assets F, I
Expenses before reductions	.49% A	.49%	.49%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.49%	.49%	.48%
Expenses net of all reductions	.48% A	.48%	.44%	.47%	.46%	.44%
Net investment income (loss)	.84% A	.90%	1.27% H	.79%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,863,022	$ 2,915,932	$ 2,988,758	$ 3,099,403	$ 3,144,123	$ 2,767,484
Portfolio turnover rate G	211% A	66%	130%	52%	71%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 L	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.53	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40
Income from Investment Operations
Net investment income (loss) F	.03	.06	.08 I	- K	- K	(.01)
Net realized and unrealized gain (loss)	1.01	1.28	1.62	.77	1.73	(2.20)
Total from investment operations	1.04	1.34	1.70	.77	1.73	(2.21)
Distributions from net investment income	(.10)	(.05)	(.08)	(.02)	(.02)	(.03)
Net asset value, end of period	$ 15.47	$ 14.53	$ 13.24	$ 11.62	$ 10.87	$ 9.16
Total Return B, C, D, E	7.17%	10.13%	14.68%	7.08%	18.91%	(19.46)%
Ratios to Average Net Assets G, J
Expenses before reductions	.91% A	.95%	1.09%	1.29%	1.36%	1.36%
Expenses net of fee waivers, if any	.91% A	.95%	1.08%	1.29%	1.36%	1.36%
Expenses net of all reductions	.89% A	.94%	1.03%	1.27%	1.32%	1.31%
Net investment income (loss)	.42% A	.44%	.67% I	-%	(.01)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,169	$ 130,332	$ 80,938	$ 52,741	$ 31,240	$ 12,572
Portfolio turnover rate H	211% A	66%	130%	52%	71%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Total returns do not include the effect of the sales charges.

F Calculated based on average shares outstanding during the period.

G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.01	.02	- J
Net realized and unrealized gain (loss)	.99	1.27	.40
Total from investment operations	1.00	1.29	.40
Distributions from net investment income	(.11)	(.08)	-
Net asset value, end of period	$ 15.34	$ 14.45	$ 13.24
Total Return B, C, D	6.95%	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24% A	1.25%	1.18% A
Expenses net of fee waivers, if any	1.24% A	1.25%	1.18% A
Expenses net of all reductions	1.22% A	1.24%	1.13% A
Net investment income (loss)	.09% A	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,032	$ 12,646	$ 199
Portfolio turnover rate G	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.00	1.27	.40
Total from investment operations	.96	1.21	.38
Distributions from net investment income	(.06)	(.05)	-
Net asset value, end of period	$ 15.28	$ 14.38	$ 13.22
Total Return B, C, D	6.65%	9.19%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.82%	1.72% A
Expenses net of fee waivers, if any	1.83% A	1.82%	1.72% A
Expenses net of all reductions	1.82% A	1.81%	1.67% A
Net investment income (loss)	(.51)% A	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,272	$ 909	$ 106
Portfolio turnover rate G	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.00	1.28	.40
Total from investment operations	.96	1.22	.38
Distributions from net investment income	(.05)	(.07)	-
Net asset value, end of period	$ 15.28	$ 14.37	$ 13.22
Total Return B, C, D	6.70%	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.84%	1.69% A
Expenses net of fee waivers, if any	1.82% A	1.84%	1.69% A
Expenses net of all reductions	1.80% A	1.84%	1.64% A
Net investment income (loss)	(.49)% A	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,912	$ 2,758	$ 103
Portfolio turnover rate G	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.05	.09	.01
Net realized and unrealized gain (loss)	1.07	1.29	.41
Total from investment operations	1.12	1.38	.42
Distributions from net investment income	-	(.11)	-
Net asset value, end of period	$ 15.89	$ 14.77	$ 13.50
Total Return B, C	7.58%	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.65% A	.77%	.69% A
Expenses net of fee waivers, if any	.65% A	.77%	.69% A
Expenses net of all reductions	.63% A	.76%	.64% A
Net investment income (loss)	.68% A	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,960	$ 579,483	$ 103
Portfolio turnover rate F	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Therefore, effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I: O and Destiny Plans I: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 175,675,688
Unrealized depreciation	(129,518,941)
Net unrealized appreciation (depreciation)	$ 46,156,747
Cost for federal income tax purposes	$ 3,080,960,408

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,435,493,044 and $4,195,811,236, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 186,595	$ 25,205
Class T	.25%	.25%	53,232	3,258
Class B	.75%	.25%	6,766	5,171
Class C	.75%	.25%	18,376	9,381
			$ 264,969	$ 43,015

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,921
Class T	3,003
Class B*	988
Class C*	3,067
$ 26,979

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Class O. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 190,621.01
Class A	134,420.18
Class T	26,640.25
Class B	2,360.35
Class C	6,190.34
Institutional Class	188,716.17
	$ 548,947

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,392 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,967,000	5.44%	$ 1,355

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6,021 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $249,630.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $197,668 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,762. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,851
Class A	672
Class T	29
Institutional Class	674
$ 3,226

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007	Year ended September 30, 2006
From net investment income
Class O	$ 28,899,164	$ 24,229,472
Class A	976,371	321,631
Class T	177,927	1,411
Class B	5,391	610
Class C	12,582	1,082
Institutional Class	-	458,838
Total	$ 30,071,435	$ 25,013,044

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007	Year ended September 30, 2006	Six months ended March 31, 2007	Year ended September 30, 2006
Class O
Shares sold	2,133,221	5,789,224	$ 33,011,534	$ 84,710,510
Reinvestment of distributions	1,573,555	1,401,691	24,374,384	20,198,400
Shares redeemed	(18,851,400)	(31,715,161)	(293,177,666)	(457,755,224)
Net increase (decrease)	(15,144,624)	(24,524,246)	$ (235,791,748)	$ (352,846,314)
Class A
Shares sold	2,000,340	3,470,852	$ 30,404,980	$ 49,284,464
Reinvestment of distributions	61,138	20,568	930,519	291,651
Shares redeemed	(743,581)	(630,247)	(11,355,232)	(8,920,811)
Net increase (decrease)	1,317,897	2,861,173	$ 19,980,267	$ 40,655,304
Class T
Shares sold	931,715	906,681	$ 14,058,985	$ 12,885,472
Reinvestment of distributions	11,601	100	175,291	1,411
Shares redeemed	(187,396)	(46,443)	(2,862,616)	(658,325)
Net increase (decrease)	755,920	860,338	$ 11,371,660	$ 12,228,558
Class B
Shares sold	55,868	66,438	$ 832,583	$ 936,863
Reinvestment of distributions	325	43	4,907	610
Shares redeemed	(36,247)	(11,234)	(554,026)	(156,453)
Net increase (decrease)	19,946	55,247	$ 283,464	$ 781,020
Class C
Shares sold	136,603	203,408	$ 2,041,634	$ 2,869,624
Reinvestment of distributions	771	44	11,622	624
Shares redeemed	(73,248)	(19,405)	(1,113,846)	(268,904)
Net increase (decrease)	64,126	184,047	$ 939,410	$ 2,601,344
Institutional Class
Shares sold	2,362,349	47,475,937	$ 35,898,401	$ 693,596,234
Reinvestment of distributions	-	31,810	-	458,064
Shares redeemed	(38,441,811)	(8,291,345)	(598,546,895)	(120,029,354)
Net increase (decrease)	(36,079,462)	39,216,402	$ (562,648,494)	$ 574,024,944

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESI-USAN-0507
1.814746.101

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Diversified Stock Fund -

Institutional Class
(formerly Destiny® I)

Semiannual Report

March 31, 2007

Institutional Class was formerly
known as Fidelity Advisor Destiny® I Fund
Institutional Class

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class O
Actual	$ 1,000.00	$ 1,073.80	$ 2.53
Hypothetical A	$ 1,000.00	$ 1,022.49	$ 2.47
Class A
Actual	$ 1,000.00	$ 1,071.70	$ 4.70
Hypothetical A	$ 1,000.00	$ 1,020.39	$ 4.58
Class T
Actual	$ 1,000.00	$ 1,069.50	$ 6.40
Hypothetical A	$ 1,000.00	$ 1,018.75	$ 6.24
Class B
Actual	$ 1,000.00	$ 1,066.50	$ 9.43
Hypothetical A	$ 1,000.00	$ 1,015.81	$ 9.20
Class C
Actual	$ 1,000.00	$ 1,067.00	$ 9.38
Hypothetical A	$ 1,000.00	$ 1,015.86	$ 9.15
Institutional Class
Actual	$ 1,000.00	$ 1,075.80	$ 3.36
Hypothetical A	$ 1,000.00	$ 1,021.69	$ 3.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	.91%
Class T	1.24%
Class B	1.83%
Class C	1.82%
Institutional Class	.65%

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.5	7.7
Bank of America Corp.	3.0	4.5
American International Group, Inc.	2.6	6.5
Google, Inc. Class A (sub. vtg.)	2.2	3.0
Exxon Mobil Corp.	2.0	0.0
Procter & Gamble Co.	1.5	0.0
Apple, Inc.	1.4	0.0
Merck & Co., Inc.	1.3	0.0
ConocoPhillips	1.3	1.9
Nestle SA (Reg.)	1.3	0.7
	20.1
Top Five Market Sectors as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.5	17.9
Financials	17.5	21.0
Industrials	13.4	12.4
Health Care	13.1	13.5
Consumer Staples	10.2	4.1
Asset Allocation (% of fund's net assets)
As of March 31, 2007 *		As of September 30, 2006 **
	Stocks 98.8%		Stocks 98.5%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	20.5%	** Foreign investments	15.4%

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.1%
Aftermarket Technology Corp. (a)	150,000	$ 3,642,000
Automobiles - 0.6%
Renault SA	100,000	11,694,929
Toyota Motor Corp. sponsored ADR	45,000	5,767,200
		17,462,129
Distributors - 0.6%
Li & Fung Ltd.	6,000,000	18,851,987
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	375,031	16,463,861
New Oriental Education & Technology Group, Inc. sponsored ADR	250,000	10,132,500
		26,596,361
Hotels, Restaurants & Leisure - 1.8%
Buffalo Wild Wings, Inc. (a)	100,000	6,370,000
Ctrip.com International Ltd. sponsored ADR	150,000	10,047,750
McCormick & Schmick's Seafood Restaurants (a)	200,000	5,362,000
Rare Hospitality International, Inc. (a)	125,000	3,761,250
Red Robin Gourmet Burgers, Inc. (a)	250,000	9,705,000
Starbucks Corp. (a)	400,000	12,544,000
Texas Roadhouse, Inc. Class A (a)	300,000	4,275,000
The Cheesecake Factory, Inc. (a)	140,000	3,731,000
		55,796,000
Household Durables - 0.9%
D.R. Horton, Inc.	500,000	11,000,000
KB Home	149,952	6,398,452
Ryland Group, Inc.	100,000	4,219,000
Standard Pacific Corp.	350,000	7,304,500
		28,921,952
Leisure Equipment & Products - 0.1%
Brunswick Corp.	50,000	1,592,500
Media - 0.8%
EchoStar Communications Corp. Class A (a)	150,000	6,514,500
New Frontier Media, Inc.	825,000	7,425,000
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	500,046	5,145,473
The DIRECTV Group, Inc. (a)	300,000	6,921,000
		26,005,973
Multiline Retail - 1.4%
Federated Department Stores, Inc.	800,000	36,040,000
Marks & Spencer Group PLC	500,000	6,656,253
		42,696,253
Specialty Retail - 1.8%
Best Buy Co., Inc.	250,031	12,181,510
Gymboree Corp. (a)	200,000	8,014,000
Home Depot, Inc.	700,040	25,719,470
PETsMART, Inc.	125,000	4,120,000

	Shares	Value
Sports Direct International PLC	52,000	$ 284,217
Staples, Inc.	250,000	6,460,000
		56,779,197
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc. (a)	250,000	6,335,000
Crocs, Inc.	125,000	5,906,250
Under Armour, Inc. Class A (sub. vtg.) (a)	125,000	6,412,500
		18,653,750
TOTAL CONSUMER DISCRETIONARY		296,998,102
CONSUMER STAPLES - 10.2%
Beverages - 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	500,000	10,590,000
InBev SA	125,000	9,024,999
Molson Coors Brewing Co. Class B	85,000	8,042,700
PepsiCo, Inc.	600,000	38,136,000
SABMiller PLC	250,000	5,485,382
		71,279,081
Food & Staples Retailing - 2.3%
Tesco PLC	500,000	4,371,087
United Natural Foods, Inc. (a)	278,400	8,530,176
Wal-Mart Stores, Inc.	700,000	32,865,000
Whole Foods Market, Inc.	500,000	22,425,000
X5 Retail Group NV unit (a)(e)	100,000	2,770,000
		70,961,263
Food Products - 2.9%
Archer-Daniels-Midland Co.	175,000	6,422,500
Bunge Ltd.	75,000	6,166,500
Cosan SA Industria E Comercio (a)	250,000	4,513,553
Dean Foods Co.	35,800	1,673,292
Diamond Foods, Inc.	400,000	6,660,000
Green Mountain Coffee Roasters, Inc. (a)	75,000	4,728,750
Groupe Danone	75,000	12,252,626
Marine Harvest ASA (a)	6,000,000	7,047,560
Nestle SA (Reg.)	100,000	38,937,798
		88,402,579
Household Products - 2.3%
Colgate-Palmolive Co.	300,000	20,037,000
Procter & Gamble Co.	750,000	47,370,000
Reckitt Benckiser PLC	100,000	5,206,931
		72,613,931
Personal Products - 0.2%
Avon Products, Inc.	200,000	7,452,000
Tobacco - 0.2%
Loews Corp. - Carolina Group	75,000	5,670,750
TOTAL CONSUMER STAPLES		316,379,604
Common Stocks - continued
	Shares	Value
ENERGY - 8.8%
Energy Equipment & Services - 1.8%
GlobalSantaFe Corp.	100,000	$ 6,168,000
Nabors Industries Ltd. (a)	200,000	5,934,000
National Oilwell Varco, Inc. (a)	175,000	13,613,250
North American Energy Partners, Inc. (a)	500,000	10,393,660
Schlumberger Ltd. (NY Shares)	275,000	19,002,500
		55,111,410
Oil, Gas & Consumable Fuels - 7.0%
Chesapeake Energy Corp.	425,000	13,124,000
ConocoPhillips	600,000	41,010,000
EOG Resources, Inc.	275,000	19,618,500
Exxon Mobil Corp.	800,000	60,360,000
Lukoil Oil Co. sponsored ADR	110,000	9,482,000
Marathon Oil Corp.	100,000	9,883,000
Massey Energy Co.	150,000	3,598,500
OAO Gazprom sponsored ADR	250,000	10,425,000
OJSC Rosneft unit (a)	900,000	7,542,000
Peabody Energy Corp.	300,006	12,072,241
Petroleo Brasileiro SA Petrobras sponsored ADR	75,000	7,463,250
Plains Exploration & Production Co. (a)	100,000	4,514,000
Suncor Energy, Inc.	25,000	1,902,256
Ultra Petroleum Corp. (a)	100,000	5,313,000
Valero Energy Corp.	175,000	11,285,750
		217,593,497
TOTAL ENERGY		272,704,907
FINANCIALS - 17.5%
Capital Markets - 1.7%
KKR Private Equity Investors, LP	750,000	18,187,500
MarketAxess Holdings, Inc. (a)	275,000	4,603,500
Merrill Lynch & Co., Inc.	125,000	10,208,750
Morgan Stanley	125,000	9,845,000
UBS AG (NY Shares)	175,000	10,400,250
		53,245,000
Commercial Banks - 3.5%
Anglo Irish Bank Corp. PLC	450,000	9,617,760
Banner Corp.	100,000	4,155,000
Commerce Bancorp, Inc., New Jersey	325,000	10,848,500
Erste Bank AG	150,000	11,681,571
HSBC Holdings PLC sponsored ADR (d)	100,000	8,781,000
M&T Bank Corp.	75,000	8,687,250
PNC Financial Services Group, Inc.	75,000	5,397,750
Royal Bank of Scotland Group PLC	100,000	3,904,214
Shinhan Financial Group Co. Ltd. sponsored ADR	25,000	2,847,000
Standard Chartered PLC (United Kingdom)	649,998	18,726,003
Wachovia Corp.	425,000	23,396,250
		108,042,298

	Shares	Value
Consumer Finance - 0.8%
American Express Co.	450,000	$ 25,380,000
Diversified Financial Services - 4.4%
African Bank Investments Ltd.	2,000,015	8,355,802
Bank of America Corp.	1,850,000	94,387,000
JPMorgan Chase & Co.	700,000	33,866,000
		136,608,802
Insurance - 5.8%
ACE Ltd.	449,970	25,675,288
AFLAC, Inc.	250,000	11,765,000
American International Group, Inc.	1,200,033	80,666,218
Hartford Financial Services Group, Inc.	100,000	9,558,000
Max Re Capital Ltd.	5,000	127,400
MetLife, Inc.	200,000	12,630,000
Prudential Financial, Inc.	150,000	13,539,000
RenaissanceRe Holdings Ltd.	325,000	16,295,500
The Chubb Corp.	100,000	5,167,000
XL Capital Ltd. Class A	75,000	5,247,000
		180,670,406
Real Estate Investment Trusts - 0.2%
Duke Realty LP	150,000	6,520,500
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	350,022	11,774,740
Fannie Mae	75,000	4,093,500
MGIC Investment Corp.	50,000	2,946,000
Radian Group, Inc.	250,000	13,720,000
		32,534,240
TOTAL FINANCIALS		543,001,246
HEALTH CARE - 13.1%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	25,000	1,081,000
Alkermes, Inc. (a)	500,000	7,720,000
Alnylam Pharmaceuticals, Inc. (a)	41,800	752,400
Amgen, Inc. (a)	350,000	19,558,000
Amylin Pharmaceuticals, Inc. (a)	200,000	7,472,000
Celgene Corp. (a)	150,000	7,869,000
Cephalon, Inc. (a)	150,000	10,681,500
CytRx Corp. (a)	500,000	2,345,000
Genentech, Inc. (a)	99,970	8,209,536
MannKind Corp. (a)	299,640	4,284,852
Vertex Pharmaceuticals, Inc. (a)	299,961	8,410,906
		78,384,194
Health Care Equipment & Supplies - 2.3%
Advanced Medical Optics, Inc. (a)	110,448	4,108,666
ArthroCare Corp. (a)	150,000	5,406,000
Atricure, Inc. (a)	200,000	2,042,000
Conceptus, Inc. (a)	450,000	9,000,000
Cooper Companies, Inc.	125,000	6,077,500
DENTSPLY International, Inc.	150,000	4,912,500
Hologic, Inc. (a)	50,000	2,882,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
IDEXX Laboratories, Inc. (a)	50,000	$ 4,381,500
Kyphon, Inc. (a)	75,000	3,385,500
Meridian Bioscience, Inc.	300,000	8,328,000
Mindray Medical International Ltd. sponsored ADR	475,000	11,309,750
NeuroMetrix, Inc. (a)	18,200	176,722
Sirona Dental Systems, Inc.	50,000	1,723,000
Thoratec Corp. (a)	300,000	6,270,000
		70,003,138
Health Care Providers & Services - 1.9%
Brookdale Senior Living, Inc.	121,700	5,435,122
DaVita, Inc. (a)	125,000	6,665,000
Henry Schein, Inc. (a)	100,000	5,518,000
Humana, Inc. (a)	100,000	5,802,000
I-trax, Inc. (a)	1,000,000	3,930,000
MWI Veterinary Supply, Inc. (a)	250,000	8,250,000
UnitedHealth Group, Inc.	375,422	19,886,103
VCA Antech, Inc. (a)	100,000	3,631,000
		59,117,225
Health Care Technology - 0.6%
Cerner Corp. (a)	177,300	9,653,985
Emdeon Corp. (a)	500,000	7,565,000
		17,218,985
Life Sciences Tools & Services - 1.5%
Affymetrix, Inc. (a)	32,300	971,261
Charles River Laboratories International, Inc. (a)	100,000	4,626,000
Covance, Inc. (a)	100,000	5,934,000
ICON PLC sponsored ADR	140,705	5,994,033
Illumina, Inc. (a)	199,962	5,858,887
Millipore Corp. (a)	175,000	12,682,250
Pharmaceutical Product Development, Inc.	200,000	6,738,000
Ventana Medical Systems, Inc. (a)	100,000	4,190,000
		46,994,431
Pharmaceuticals - 4.3%
Allergan, Inc.	75,000	8,311,500
Barr Pharmaceuticals, Inc. (a)	200,000	9,270,000
Elan Corp. PLC sponsored ADR (a)	400,022	5,316,292
Endo Pharmaceuticals Holdings, Inc. (a)	300,000	8,820,000
Johnson & Johnson	375,027	22,599,127
Medicis Pharmaceutical Corp. Class A	200,000	6,164,000
Merck & Co., Inc.	950,000	41,961,500
Nexmed, Inc. (a)	240,277	295,541
Roche Holding AG (participation certificate)	39,957	7,068,253

	Shares	Value
Sepracor, Inc. (a)	50,000	$ 2,331,500
Wyeth	425,000	21,262,750
		133,400,463
TOTAL HEALTH CARE		405,118,436
INDUSTRIALS - 13.3%
Aerospace & Defense - 1.8%
General Dynamics Corp.	225,000	17,190,000
Honeywell International, Inc.	450,000	20,727,000
United Technologies Corp.	300,000	19,500,000
		57,417,000
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	200,017	9,550,812
United Parcel Service, Inc. Class B	400,000	28,040,000
		37,590,812
Airlines - 1.1%
Allegiant Travel Co.	125,000	3,937,500
Ryanair Holdings PLC sponsored ADR (a)(d)	225,000	10,077,750
Southwest Airlines Co.	750,000	11,025,000
US Airways Group, Inc. (a)	200,000	9,096,000
		34,136,250
Building Products - 0.4%
Masco Corp.	150,000	4,110,000
Universal Forest Products, Inc.	150,000	7,432,500
		11,542,500
Commercial Services & Supplies - 0.8%
Corporate Executive Board Co.	100,000	7,596,000
CoStar Group, Inc. (a)	125,000	5,585,000
Healthcare Services Group, Inc.	18,340	525,441
Robert Half International, Inc.	274,980	10,177,010
		23,883,451
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	17,300	531,975
Fluor Corp.	150,000	13,458,000
Infrasource Services, Inc. (a)	70,900	2,164,577
Quanta Services, Inc. (a)	122,000	3,076,840
		19,231,392
Electrical Equipment - 1.9%
Energy Conversion Devices, Inc. (a)(d)	222,500	7,774,150
Evergreen Solar, Inc. (a)	550,000	5,362,500
First Solar, Inc.	75,000	3,900,750
Q-Cells AG	175,000	11,230,071
SGL Carbon AG (a)	100,000	3,284,732
SolarWorld AG	200,000	15,530,011
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	100,000	3,461,000
Suzlon Energy Ltd.	125,000	2,880,025
Ultralife Batteries, Inc. (a)	400,000	4,320,000
		57,743,239
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 4.2%
General Electric Co.	3,099,961	$ 109,614,621
Siemens AG sponsored ADR	50,000	5,360,000
Tyco International Ltd.	500,000	15,775,000
		130,749,621
Machinery - 1.1%
Bucyrus International, Inc. Class A	100,000	5,150,000
Dover Corp.	75,000	3,660,750
Illinois Tool Works, Inc.	250,024	12,901,238
Joy Global, Inc.	200,000	8,580,000
Tata Motors Ltd. sponsored ADR (d)	250,000	4,052,500
		34,344,488
Road & Rail - 0.1%
Canadian National Railway Co.	100,000	4,410,376
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	50,000	3,139,000
TOTAL INDUSTRIALS		414,188,129
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 3.9%
Alcatel-Lucent SA sponsored ADR	250,000	2,955,000
Cisco Systems, Inc. (a)	1,000,000	25,530,000
Comverse Technology, Inc. (a)	500,000	10,675,000
Corning, Inc. (a)	800,000	18,192,000
Harris Corp.	200,000	10,190,000
JDS Uniphase Corp. (a)	200,000	3,046,000
Juniper Networks, Inc. (a)	250,000	4,920,000
Nice Systems Ltd. sponsored ADR	225,000	7,654,500
Nokia Corp. sponsored ADR	600,000	13,752,000
QUALCOMM, Inc.	425,000	18,130,500
Tellabs, Inc. (a)	500,000	4,950,000
		119,995,000
Computers & Peripherals - 2.9%
Apple, Inc. (a)	475,000	44,132,250
Dell, Inc. (a)	849,976	19,727,943
EMC Corp. (a)	1,100,000	15,235,000
Hewlett-Packard Co.	253,300	10,167,462
		89,262,655
Electronic Equipment & Instruments - 1.3%
Arrow Electronics, Inc. (a)	150,000	5,662,500
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,681,000	11,277,788
Jabil Circuit, Inc.	500,000	10,705,000
LG.Philips LCD Co. Ltd. sponsored ADR (a)(d)	100,000	1,748,000
Motech Industries, Inc.	783,000	10,908,522
		40,301,810

	Shares	Value
Internet Software & Services - 3.7%
eBay, Inc. (a)	650,000	$ 21,547,500
Google, Inc. Class A (sub. vtg.) (a)	149,970	68,710,255
SAVVIS, Inc. (a)	100,000	4,788,000
Terremark Worldwide, Inc. (a)	700,000	5,642,000
The Knot, Inc. (a)	250,000	5,382,500
Yahoo!, Inc. (a)	300,000	9,387,000
		115,457,255
IT Services - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	125,000	11,033,750
Fidelity National Information Services, Inc.	50,000	2,273,000
First Data Corp.	400,000	10,760,000
Paychex, Inc.	175,000	6,627,250
The Western Union Co.	500,000	10,975,000
		41,669,000
Semiconductors & Semiconductor Equipment - 4.9%
Altera Corp. (a)	500,000	9,995,000
Analog Devices, Inc.	375,000	12,933,750
ARM Holdings PLC sponsored ADR	1,850,000	14,522,500
ASML Holding NV (NY Shares) (a)	200,000	4,950,000
CSR PLC (a)	699,992	8,967,390
Intel Corp.	1,800,000	34,434,000
Lam Research Corp. (a)	125,000	5,917,500
LSI Logic Corp. (a)	1,000,000	10,440,000
Maxim Integrated Products, Inc.	300,000	8,820,000
MEMC Electronic Materials, Inc. (a)	250,000	15,145,000
National Semiconductor Corp.	275,020	6,638,983
Renesola Ltd.	150,000	1,505,405
Renewable Energy Corp. AS	96,500	2,182,827
Richtek Technology Corp.	53,000	523,753
Siliconware Precision Industries Co. Ltd. sponsored ADR	466,600	4,577,346
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000,000	10,259,897
		151,813,351
Software - 1.5%
Autodesk, Inc. (a)	100,000	3,760,000
Check Point Software Technologies Ltd. (a)	450,000	10,026,000
Guidance Software, Inc.	125,000	1,505,000
Nintendo Co. Ltd.	25,000	7,266,825
Oracle Corp. (a)	500,000	9,065,000
Quality Systems, Inc.	400,000	16,000,000
		47,622,825
TOTAL INFORMATION TECHNOLOGY		606,121,896
MATERIALS - 2.7%
Chemicals - 1.9%
Ecolab, Inc.	150,000	6,450,000
Minerals Technologies, Inc.	100,000	6,216,000
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	200,000	$ 10,992,000
Praxair, Inc.	200,010	12,592,630
Tokuyama Corp.	400,000	6,993,126
Yara International ASA	150,000	4,139,454
Zoltek Companies, Inc. (a)(d)	300,000	10,479,000
		57,862,210
Metals & Mining - 0.8%
Arcelor Mittal	250,000	13,222,500
Meridian Gold, Inc. (a)	200,000	5,106,001
Olympic Steel, Inc.	125,000	3,873,750
Titanium Metals Corp.	100,000	3,588,000
		25,790,251
TOTAL MATERIALS		83,652,461
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc. (a)	500,000	4,495,000
Verizon Communications, Inc.	825,000	31,284,000
		35,779,000
Wireless Telecommunication Services - 1.3%
America Movil SA de CV Series L sponsored ADR	150,000	7,168,500
Bharti Airtel Ltd. (a)	700,000	12,402,300
China Mobile (Hong Kong) Ltd. sponsored ADR	150,000	6,727,500
Crown Castle International Corp. (a)	100,000	3,213,000
Orascom Telecom Holding SAE GDR	25,000	1,700,000
Sistema JSFC sponsored GDR	275,000	7,810,000
		39,021,300
TOTAL TELECOMMUNICATION SERVICES		74,800,300
UTILITIES - 1.7%
Electric Utilities - 0.5%
Entergy Corp.	115,000	12,065,800
Reliant Energy, Inc. (a)	150,000	3,048,000
		15,113,800
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	300,000	6,456,000
Constellation Energy Group, Inc.	125,000	10,868,750
NRG Energy, Inc.	150,000	10,806,000
		28,130,750

	Shares	Value
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	100,000	$ 8,304,000
TOTAL UTILITIES		51,548,550
TOTAL COMMON STOCKS (Cost $3,011,119,833)		3,064,513,631
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	262,000	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,418,699)		3
Convertible Bonds - 0.1%
	Principal Amount
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Evergreen Solar, Inc. 4.375% 7/1/12	$ 2,500,000	3,562,500
TOTAL CONVERTIBLE BONDS (Cost $2,868,750)		3,562,500
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 5.41% (b)	36,220,471	36,220,471
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	22,820,550	22,820,550
TOTAL MONEY MARKET FUNDS (Cost $59,041,021)		59,041,021
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $3,074,448,303)		3,127,117,155
NET OTHER ASSETS - (0.8)%		(24,749,065)
NET ASSETS - 100%		$ 3,102,368,090
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,770,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,418,699
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,581,275
Fidelity Securities Lending Cash Central Fund	249,630
Total	$ 1,830,905
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.5%
United Kingdom	3.1%
Switzerland	1.8%
Cayman Islands	1.7%
Germany	1.2%
Taiwan	1.1%
Russia	1.1%
Ireland	1.0%
Others (individually less than 1%)	9.5%
100.0%
Income Tax Information
At September 30, 2006, the fund had a capital loss carryforward of approximately $647,907,307 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,171,606) - See accompanying schedule: Unaffiliated issuers (cost $3,015,407,282)	$ 3,068,076,134
Fidelity Central Funds (cost $59,041,021)	59,041,021
Total Investments (cost $3,074,448,303)		$ 3,127,117,155
Cash		12
Foreign currency held at value (cost $1,789,061)		1,789,061
Receivable for investments sold		28,299,447
Receivable for fund shares sold		202,587
Dividends receivable		3,482,202
Interest receivable		27,040
Distributions receivable from Fidelity Central Funds		208,489
Prepaid expenses		13,132
Other receivables		230,923
Total assets		3,161,370,048

Liabilities
Payable for investments purchased	$ 32,391,246
Payable for fund shares redeemed	1,961,613
Accrued management fee	1,113,239
Distribution fees payable	47,496
Other affiliated payables	173,541
Other payables and accrued expenses	494,273
Collateral on securities loaned, at value	22,820,550
Total liabilities		59,001,958

Net Assets		$ 3,102,368,090
Net Assets consist of:
Paid in capital		$ 3,337,820,676
Undistributed net investment income		6,989,272
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(294,827,325)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,385,467
Net Assets		$ 3,102,368,090

Statement of Assets and Liabilities - continued

March 31, 2007 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($2,863,022,226 ÷ 181,612,059 shares)	$ 15.76

Class A: Net Asset Value and redemption price per share ($159,169,487 ÷ 10,290,301 shares)	$ 15.47

Maximum offering price per share (100/94.25 of $15.47)	$ 16.41
Class T: Net Asset Value and redemption price per share ($25,032,268 ÷ 1,631,327 shares)	$ 15.34

Maximum offering price per share (100/96.50 of $15.34)	$ 15.90
Class B: Net Asset Value and offering price per share ($1,271,522 ÷ 83,194 shares)A	$ 15.28

Class C: Net Asset Value and offering price per share ($3,912,310 ÷ 255,961 shares)A	$ 15.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($49,960,277 ÷ 3,144,585 shares)	$ 15.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 19,934,084
Interest		261,920
Income from Fidelity Central Funds		1,830,905
Total income		22,026,909

Expenses
Management fee	$ 7,236,557
Transfer agent fees	548,947
Distribution fees	264,969
Accounting and security lending fees	509,569
Custodian fees and expenses	104,812
Independent trustees' compensation	5,510
Appreciation in deferred trustee compensation account	624
Registration fees	105,559
Audit	44,575
Legal	28,904
Interest	1,355
Miscellaneous	13,883
Total expenses before reductions	8,865,264
Expense reductions	(267,411)	8,597,853
Net investment income (loss)		13,429,056
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $135,682)	362,103,280
Foreign currency transactions	(55,676)
Futures contracts	793,920
Total net realized gain (loss)		362,841,524
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $287,016)	(120,027,418)
Assets and liabilities in foreign currencies	2,251
Total change in net unrealized appreciation (depreciation)		(120,025,167)
Net gain (loss)		242,816,357
Net increase (decrease) in net assets resulting from operations		$ 256,245,413

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,429,056	$ 29,709,248
Net realized gain (loss)	362,841,524	273,478,984
Change in net unrealized appreciation (depreciation)	(120,025,167)	16,232,614
Net increase (decrease) in net assets resulting from operations	256,245,413	319,420,846
Distributions to shareholders from net investment income	(30,071,435)	(25,013,044)
Share transactions - net increase (decrease)	(765,865,441)	277,444,856
Total increase (decrease) in net assets	(539,691,463)	571,852,658

Net Assets
Beginning of period	3,642,059,553	3,070,206,895
End of period (including undistributed net investment income of $6,989,272 and undistributed net investment income of $23,631,651, respectively)	$ 3,102,368,090	$ 3,642,059,553

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.82	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56
Income from Investment Operations
Net investment income (loss) E	.06	.13	.16 H	.10	.09	.10
Net realized and unrealized gain (loss)	1.03	1.29	1.66	.78	1.75	(2.23)
Total from investment operations	1.09	1.42	1.82	.88	1.84	(2.13)
Distributions from net investment income	(.15)	(.11)	(.16)	(.09)	(.09)	(.12)
Net asset value, end of period	$ 15.76	$ 14.82	$ 13.51	$ 11.85	$ 11.06	$ 9.31
Total Return B, C, D	7.38%	10.55%	15.46%	7.96%	19.88%	(18.69)%
Ratios to Average Net Assets F, I
Expenses before reductions	.49% A	.49%	.49%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.49%	.49%	.48%
Expenses net of all reductions	.48% A	.48%	.44%	.47%	.46%	.44%
Net investment income (loss)	.84% A	.90%	1.27% H	.79%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,863,022	$ 2,915,932	$ 2,988,758	$ 3,099,403	$ 3,144,123	$ 2,767,484
Portfolio turnover rate G	211% A	66%	130%	52%	71%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 L	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.53	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40
Income from Investment Operations
Net investment income (loss) F	.03	.06	.08 I	- K	- K	(.01)
Net realized and unrealized gain (loss)	1.01	1.28	1.62	.77	1.73	(2.20)
Total from investment operations	1.04	1.34	1.70	.77	1.73	(2.21)
Distributions from net investment income	(.10)	(.05)	(.08)	(.02)	(.02)	(.03)
Net asset value, end of period	$ 15.47	$ 14.53	$ 13.24	$ 11.62	$ 10.87	$ 9.16
Total Return B, C, D, E	7.17%	10.13%	14.68%	7.08%	18.91%	(19.46)%
Ratios to Average Net Assets G, J
Expenses before reductions	.91% A	.95%	1.09%	1.29%	1.36%	1.36%
Expenses net of fee waivers, if any	.91% A	.95%	1.08%	1.29%	1.36%	1.36%
Expenses net of all reductions	.89% A	.94%	1.03%	1.27%	1.32%	1.31%
Net investment income (loss)	.42% A	.44%	.67% I	-%	(.01)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,169	$ 130,332	$ 80,938	$ 52,741	$ 31,240	$ 12,572
Portfolio turnover rate H	211% A	66%	130%	52%	71%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Total returns do not include the effect of the sales charges.

F Calculated based on average shares outstanding during the period.

G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.45	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	.01	.02	- J
Net realized and unrealized gain (loss)	.99	1.27	.40
Total from investment operations	1.00	1.29	.40
Distributions from net investment income	(.11)	(.08)	-
Net asset value, end of period	$ 15.34	$ 14.45	$ 13.24
Total Return B, C, D	6.95%	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24% A	1.25%	1.18% A
Expenses net of fee waivers, if any	1.24% A	1.25%	1.18% A
Expenses net of all reductions	1.22% A	1.24%	1.13% A
Net investment income (loss)	.09% A	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,032	$ 12,646	$ 199
Portfolio turnover rate G	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.38	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.00	1.27	.40
Total from investment operations	.96	1.21	.38
Distributions from net investment income	(.06)	(.05)	-
Net asset value, end of period	$ 15.28	$ 14.38	$ 13.22
Total Return B, C, D	6.65%	9.19%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.82%	1.72% A
Expenses net of fee waivers, if any	1.83% A	1.82%	1.72% A
Expenses net of all reductions	1.82% A	1.81%	1.67% A
Net investment income (loss)	(.51)% A	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,272	$ 909	$ 106
Portfolio turnover rate G	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.02)
Net realized and unrealized gain (loss)	1.00	1.28	.40
Total from investment operations	.96	1.22	.38
Distributions from net investment income	(.05)	(.07)	-
Net asset value, end of period	$ 15.28	$ 14.37	$ 13.22
Total Return B, C, D	6.70%	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.84%	1.69% A
Expenses net of fee waivers, if any	1.82% A	1.84%	1.69% A
Expenses net of all reductions	1.80% A	1.84%	1.64% A
Net investment income (loss)	(.49)% A	(.45)%	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,912	$ 2,758	$ 103
Portfolio turnover rate G	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.05	.09	.01
Net realized and unrealized gain (loss)	1.07	1.29	.41
Total from investment operations	1.12	1.38	.42
Distributions from net investment income	-	(.11)	-
Net asset value, end of period	$ 15.89	$ 14.77	$ 13.50
Total Return B, C	7.58%	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.65% A	.77%	.69% A
Expenses net of fee waivers, if any	.65% A	.77%	.69% A
Expenses net of all reductions	.63% A	.76%	.64% A
Net investment income (loss)	.68% A	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,960	$ 579,483	$ 103
Portfolio turnover rate F	211% A	66%	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Therefore, effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I: O and Destiny Plans I: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 175,675,688
Unrealized depreciation	(129,518,941)
Net unrealized appreciation (depreciation)	$ 46,156,747
Cost for federal income tax purposes	$ 3,080,960,408

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,435,493,044 and $4,195,811,236, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 186,595	$ 25,205
Class T	.25%	.25%	53,232	3,258
Class B	.75%	.25%	6,766	5,171
Class C	.75%	.25%	18,376	9,381
			$ 264,969	$ 43,015

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,921
Class T	3,003
Class B*	988
Class C*	3,067
$ 26,979

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Class O. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 190,621.01
Class A	134,420.18
Class T	26,640.25
Class B	2,360.35
Class C	6,190.34
Institutional Class	188,716.17
	$ 548,947

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,392 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,967,000	5.44%	$ 1,355

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6,021 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $249,630.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $197,668 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,762. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,851
Class A	672
Class T	29
Institutional Class	674
$ 3,226

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007	Year ended September 30, 2006
From net investment income
Class O	$ 28,899,164	$ 24,229,472
Class A	976,371	321,631
Class T	177,927	1,411
Class B	5,391	610
Class C	12,582	1,082
Institutional Class	-	458,838
Total	$ 30,071,435	$ 25,013,044

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007	Year ended September 30, 2006	Six months ended March 31, 2007	Year ended September 30, 2006
Class O
Shares sold	2,133,221	5,789,224	$ 33,011,534	$ 84,710,510
Reinvestment of distributions	1,573,555	1,401,691	24,374,384	20,198,400
Shares redeemed	(18,851,400)	(31,715,161)	(293,177,666)	(457,755,224)
Net increase (decrease)	(15,144,624)	(24,524,246)	$ (235,791,748)	$ (352,846,314)
Class A
Shares sold	2,000,340	3,470,852	$ 30,404,980	$ 49,284,464
Reinvestment of distributions	61,138	20,568	930,519	291,651
Shares redeemed	(743,581)	(630,247)	(11,355,232)	(8,920,811)
Net increase (decrease)	1,317,897	2,861,173	$ 19,980,267	$ 40,655,304
Class T
Shares sold	931,715	906,681	$ 14,058,985	$ 12,885,472
Reinvestment of distributions	11,601	100	175,291	1,411
Shares redeemed	(187,396)	(46,443)	(2,862,616)	(658,325)
Net increase (decrease)	755,920	860,338	$ 11,371,660	$ 12,228,558
Class B
Shares sold	55,868	66,438	$ 832,583	$ 936,863
Reinvestment of distributions	325	43	4,907	610
Shares redeemed	(36,247)	(11,234)	(554,026)	(156,453)
Net increase (decrease)	19,946	55,247	$ 283,464	$ 781,020
Class C
Shares sold	136,603	203,408	$ 2,041,634	$ 2,869,624
Reinvestment of distributions	771	44	11,622	624
Shares redeemed	(73,248)	(19,405)	(1,113,846)	(268,904)
Net increase (decrease)	64,126	184,047	$ 939,410	$ 2,601,344
Institutional Class
Shares sold	2,362,349	47,475,937	$ 35,898,401	$ 693,596,234
Reinvestment of distributions	-	31,810	-	458,064
Shares redeemed	(38,441,811)	(8,291,345)	(598,546,895)	(120,029,354)
Net increase (decrease)	(36,079,462)	39,216,402	$ (562,648,494)	$ 574,024,944

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESI-I-USAN-0507
1.814752.101

(Fidelity Investment logo)(registered trademark)

Fidelity Destiny® Portfolios:
Fidelity® Advisor

Capital Development Fund -

Class A
(formerly Destiny II)

Semiannual Report

March 31, 2007

Class A was formerly known as
Fidelity Advisor Destiny® II
Class A

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class O
Actual	$ 1,000.00	$ 1,056.40	$ 3.08
Hypothetical A	$ 1,000.00	$ 1,021.94	$ 3.02
Class A
Actual	$ 1,000.00	$ 1,053.50	$ 5.07
Hypothetical A	$ 1,000.00	$ 1,020.00	$ 4.99
Class T
Actual	$ 1,000.00	$ 1,052.00	$ 7.42
Hypothetical A	$ 1,000.00	$ 1,017.70	$ 7.29
Class B
Actual	$ 1,000.00	$ 1,048.80	$ 9.91
Hypothetical A	$ 1,000.00	$ 1,015.26	$ 9.75
Class C
Actual	$ 1,000.00	$ 1,048.50	$ 9.91
Hypothetical A	$ 1,000.00	$ 1,015.26	$ 9.75
Institutional Class
Actual	$ 1,000.00	$ 1,054.80	$ 3.79
Hypothetical A	$ 1,000.00	$ 1,021.24	$ 3.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.60%
Class A	.99%
Class T	1.45%
Class B	1.94%
Class C	1.94%
Institutional Class	.74%

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	6.8	6.6
General Electric Co.	3.8	6.3
Nintendo Co. Ltd.	3.5	1.2
American International Group, Inc.	3.4	5.4
American Tower Corp. Class A	2.5	1.4
EMC Corp.	2.1	1.7
Tyco International Ltd.	2.0	0.0
Wyeth	2.0	2.1
News Corp. Class A	1.9	0.0
AT&T, Inc.	1.9	1.0
	29.9
Top Five Market Sectors as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.8	30.1
Health Care	14.9	18.5
Consumer Discretionary	13.8	5.6
Financials	10.9	15.7
Industrials	10.7	10.7
Asset Allocation (% of fund's net assets)
As of March 31, 2007 *		As of September 30, 2006 **
	Stocks 94.4%		Stocks 93.8%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 5.2%		Short-Term Investments and Net Other Assets 5.8%
* Foreign investments	16.1%	** Foreign investments	12.6%

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.4%
The Goodyear Tire & Rubber Co. (a)	700,900	$ 21,861,071
Hotels, Restaurants & Leisure - 1.2%
International Game Technology	1,411,350	56,990,313
WMS Industries, Inc. (a)	228,900	8,982,036
		65,972,349
Household Durables - 1.2%
KB Home	308,900	13,180,763
Koninklijke Philips Electronics NV (NY Shares)	1,326,100	50,524,410
		63,705,173
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	1,102,600	43,872,454
Media - 7.7%
CKX, Inc. (a)	1,532,706	17,013,037
Clear Channel Communications, Inc.	343,800	12,046,752
DreamWorks Animation SKG, Inc. Class A (a)	2,720,757	83,200,749
Getty Images, Inc. (a)	948,100	46,106,103
Martha Stewart Living Omnimedia, Inc. Class A (d)(e)	1,636,274	27,833,021
McGraw-Hill Companies, Inc.	74,940	4,712,227
News Corp. Class A	4,549,500	105,184,440
Regal Entertainment Group Class A	300,000	5,961,000
The Walt Disney Co.	400,000	13,772,000
Time Warner, Inc.	2,525,000	49,793,000
Virgin Media, Inc.	2,148,130	54,240,283
		419,862,612
Multiline Retail - 0.5%
Target Corp.	445,000	26,370,700
Specialty Retail - 2.0%
Best Buy Co., Inc.	3,900	190,008
Gamestop Corp. Class A (a)	1,142,600	37,214,482
Staples, Inc.	2,679,737	69,244,404
The Game Group PLC	2,032,530	5,619,598
		112,268,492
Textiles, Apparel & Luxury Goods - 0.0%
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	82,689	2,775,870
TOTAL CONSUMER DISCRETIONARY		756,688,721
CONSUMER STAPLES - 3.9%
Beverages - 0.5%
The Coca-Cola Co.	550,800	26,438,400
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.	348,100	16,343,295
Winn-Dixie Stores, Inc. (a)	241,300	4,258,945
		20,602,240

	Shares	Value
Food Products - 2.6%
Bunge Ltd.	198,000	$ 16,279,560
Green Mountain Coffee Roasters, Inc. (a)	88,887	5,604,325
Nestle SA:
(Reg.)	148,276	57,735,410
sponsored ADR	638,700	62,049,705
		141,669,000
Tobacco - 0.4%
Loews Corp. - Carolina Group	297,400	22,486,414
TOTAL CONSUMER STAPLES		211,196,054
ENERGY - 3.4%
Energy Equipment & Services - 0.6%
National Oilwell Varco, Inc. (a)	59,600	4,636,284
Schlumberger Ltd. (NY Shares)	395,900	27,356,690
		31,992,974
Oil, Gas & Consumable Fuels - 2.8%
Chesapeake Energy Corp.	225,000	6,948,000
EOG Resources, Inc.	120,000	8,560,800
Exxon Mobil Corp.	1,147,690	86,593,211
OAO Gazprom sponsored ADR	604,800	25,220,160
Petroleo Brasileiro SA Petrobras sponsored ADR	177,300	17,643,123
Valero Energy Corp.	100,000	6,449,000
		151,414,294
TOTAL ENERGY		183,407,268
FINANCIALS - 10.9%
Capital Markets - 1.1%
Northern Trust Corp.	21,500	1,293,010
State Street Corp.	960,485	62,191,404
		63,484,414
Commercial Banks - 0.4%
Boston Private Financial Holdings, Inc.	42,142	1,176,605
JSC Halyk Bank of Kazakhstan GDR (a)(f)	47,100	1,130,400
Standard Chartered PLC (United Kingdom)	727,600	20,961,664
		23,268,669
Consumer Finance - 0.6%
SLM Corp.	763,718	31,236,066
Diversified Financial Services - 1.4%
Bank of America Corp.	1,312,700	66,973,954
JPMorgan Chase & Co.	160,500	7,764,990
		74,738,944
Insurance - 7.4%
ACE Ltd.	1,137,998	64,934,166
American International Group, Inc.	2,797,731	188,063,478
Aspen Insurance Holdings Ltd.	482,300	12,641,083
Axis Capital Holdings Ltd.	250,039	8,466,321
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	662	$ 72,151,380
IPC Holdings Ltd.	862,200	24,874,470
Montpelier Re Holdings Ltd.	1,657,000	28,732,380
Platinum Underwriters Holdings Ltd.	140,400	4,504,032
		404,367,310
TOTAL FINANCIALS		597,095,403
HEALTH CARE - 14.9%
Biotechnology - 3.5%
Amgen, Inc. (a)	454,100	25,375,108
Biogen Idec, Inc. (a)	1,130,000	50,149,400
Gilead Sciences, Inc. (a)	1,320,691	101,032,862
Human Genome Sciences, Inc. (a)	1,262,200	13,404,564
		189,961,934
Health Care Equipment & Supplies - 2.5%
ArthroCare Corp. (a)	584,488	21,064,948
Becton, Dickinson & Co.	701,324	53,924,802
Boston Scientific Corp. (a)	141,800	2,061,772
C.R. Bard, Inc.	654,900	52,071,099
Inverness Medical Innovations, Inc. (a)	175,000	7,661,500
		136,784,121
Health Care Providers & Services - 1.6%
Diagnosticos da America SA (a)	150,000	3,310,745
Humana, Inc. (a)	625,000	36,262,500
UnitedHealth Group, Inc.	955,000	50,586,350
		90,159,595
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc. (a)	1,086,685	50,270,048
Pharmaceuticals - 6.4%
Adams Respiratory Therapeutics, Inc. (a)(d)	145,000	4,876,350
Allergan, Inc.	753,699	83,524,923
Barr Pharmaceuticals, Inc. (a)	46,900	2,173,815
Cipla Ltd.	4,271,050	23,267,606
Johnson & Johnson	1,388,930	83,696,922
Roche Holding AG (participation certificate)	240,192	42,489,123
Wyeth	2,178,380	108,984,351
		349,013,090
TOTAL HEALTH CARE		816,188,788
INDUSTRIALS - 10.7%
Aerospace & Defense - 4.0%
General Dynamics Corp.	721,100	55,092,040
Honeywell International, Inc.	2,256,900	103,952,814
Raytheon Co.	1,098,000	57,601,080
		216,645,934

	Shares	Value
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	90,700	$ 2,789,025
Fluor Corp.	65,500	5,876,660
Granite Construction, Inc.	100,000	5,526,000
		14,191,685
Electrical Equipment - 0.0%
ABB Ltd. sponsored ADR	100,000	1,718,000
Industrial Conglomerates - 5.9%
General Electric Co.	5,795,930	204,944,085
Siemens AG sponsored ADR	50,000	5,360,000
Tyco International Ltd.	3,532,800	111,459,840
		321,763,925
Machinery - 0.5%
Toro Co.	588,300	30,144,492
Road & Rail - 0.0%
Knight Transportation, Inc.	4,600	81,972
TOTAL INDUSTRIALS		584,546,008
INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 6.2%
Alcatel-Lucent SA sponsored ADR	4,860,259	57,448,261
Avanex Corp. (a)	1,387,371	2,483,394
Ciena Corp. (a)	2,571,592	71,875,996
Cisco Systems, Inc. (a)	3,691,461	94,242,999
Corning, Inc. (a)	6,587	149,788
D-Link Corp.	2,425,000	4,257,857
Harris Corp.	1,497,900	76,318,005
Oplink Communications, Inc. (a)	57,608	1,035,216
Tellabs, Inc. (a)	3,039,300	30,089,070
		337,900,586
Computers & Peripherals - 2.6%
EMC Corp. (a)	8,173,900	113,208,515
Hewlett-Packard Co.	671,500	26,954,010
		140,162,525
Electronic Equipment & Instruments - 0.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	50,000	335,449
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	1,234,700	61,636,224
Google, Inc. Class A (sub. vtg.) (a)	110,442	50,600,107
Omniture, Inc.	255,000	4,648,650
Yahoo!, Inc. (a)	115,000	3,598,350
		120,483,331
IT Services - 0.1%
Infosys Technologies Ltd.	100,673	4,675,299
Semiconductors & Semiconductor Equipment - 5.8%
Applied Micro Circuits Corp. (a)	1,259,243	4,596,237
ARM Holdings PLC sponsored ADR	6,600	51,810
Broadcom Corp. Class A (a)	940,000	30,145,800
Hittite Microwave Corp. (a)	545,676	21,919,805
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)	3,038,182	$ 46,848,766
Intel Corp.	1,126,200	21,544,206
Intersil Corp. Class A	25,000	662,250
Linear Technology Corp. (d)	2,276,400	71,911,476
Microchip Technology, Inc.	1,969,286	69,968,732
PMC-Sierra, Inc. (a)	3,675,396	25,764,526
Siliconware Precision Industries Co. Ltd.	8,413,000	15,763,251
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,067,300	10,470,213
		319,647,072
Software - 13.5%
Electronic Arts, Inc. (a)	1,602,227	80,688,152
Microsoft Corp.	13,303,246	370,761,463
Nintendo Co. Ltd.	661,000	192,134,855
Oracle Corp. (a)	570,000	10,334,100
Ubisoft Entertainment SA (a)	1,719,367	83,945,498
		737,864,068
TOTAL INFORMATION TECHNOLOGY		1,661,068,330
MATERIALS - 0.3%
Chemicals - 0.3%
Airgas, Inc.	427,550	18,021,233
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	2,645,062	104,294,795
Qwest Communications International, Inc. (a)	200,000	1,798,000
		106,092,795
Wireless Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	3,460,902	134,802,133
Crown Castle International Corp. (a)	271,500	8,723,295
SBA Communications Corp. Class A (a)	314,204	9,284,728
Sprint Nextel Corp.	848,500	16,087,560
		168,897,716
TOTAL TELECOMMUNICATION SERVICES		274,990,511
UTILITIES - 1.1%
Electric Utilities - 0.0%
Entergy Corp.	25,000	2,623,000

	Shares	Value
Independent Power Producers & Energy Traders - 1.1%
Constellation Energy Group, Inc.	587,300	$ 51,065,735
NRG Energy, Inc.	110,000	7,924,400
		58,990,135
TOTAL UTILITIES		61,613,135
TOTAL COMMON STOCKS (Cost $4,664,865,731)		5,164,815,451
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(g) (Cost $1,785,845)	255,000	3
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 3.75% 2/1/08	$ 22,990,000	22,530,200
TOTAL CONVERTIBLE BONDS (Cost $22,417,801)		22,530,200
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	304,049,911	$ 304,049,911
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	36,391,475	36,391,475
TOTAL MONEY MARKET FUNDS (Cost $340,441,386)		340,441,386
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,029,510,763)		5,527,787,040
NET OTHER ASSETS - (1.0)%		(57,186,423)
NET ASSETS - 100%		$ 5,470,600,617
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,130,400 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,380,795
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,651,667
Fidelity Securities Lending Cash Central Fund	62,139
Total	$ 7,713,806
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$ 106,087,384	$ 40,853,425	$ 85,878,325	$ -	$ -
Martha Stewart Living Omnimedia, Inc. Class A	-	32,944,780	-	-	27,833,021
NMS Communications Corp.	12,878,376	-	8,120,188	-	-
Total	$ 118,965,760	$ 73,798,205	$ 93,998,513	$ -	$ 27,833,021
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.9%
Japan	3.5%
Switzerland	3.0%
France	2.6%
Bermuda	1.8%
Cayman Islands	1.2%
Netherlands	1.0%
Others (individually less than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,308,509) - See accompanying schedule: Unaffiliated issuers (cost $4,656,124,597)	$ 5,159,512,633
Fidelity Central Funds (cost $340,441,386)	340,441,386
Other affiliated issuers (cost $32,944,780)	27,833,021
Total Investments (cost $5,029,510,763)		$ 5,527,787,040
Cash		567,055
Foreign currency held at value (cost $3,695,077)		3,695,080
Receivable for investments sold		81,221,798
Receivable for fund shares sold		396,570
Dividends receivable		8,633,653
Interest receivable		141,293
Distributions receivable from Fidelity Central Funds		1,445,258
Prepaid expenses		26,055
Other receivables		179,429
Total assets		5,624,093,231

Liabilities
Payable for investments purchased	$ 110,036,765
Payable for fund shares redeemed	2,224,035
Accrued management fee	2,541,799
Distribution fees payable	85,654
Other affiliated payables	240,725
Other payables and accrued expenses	1,972,161
Collateral on securities loaned, at value	36,391,475
Total liabilities		153,492,614

Net Assets		$ 5,470,600,617
Net Assets consist of:
Paid in capital		$ 4,705,108,540
Undistributed net investment income		15,221,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		253,706,319
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		496,564,322
Net Assets		$ 5,470,600,617

Statement of Assets and Liabilities - continued

March 31, 2007 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($5,056,529,036 ÷ 397,983,253 shares)	$ 12.71

Class A: Net Asset Value and redemption price per share ($410,331,725 ÷ 32,983,890 shares)	$ 12.44

Maximum offering price per share (100/94.25 of $12.44)	$ 13.20
Class T: Net Asset Value and redemption price per share ($918,297 ÷ 74,382 shares)	$ 12.35

Maximum offering price per share (100/96.50 of $12.35)	$ 12.80
Class B: Net Asset Value and offering price per share ($405,136 ÷ 32,929 shares)A	$ 12.30

Class C: Net Asset Value and offering price per share ($311,774 ÷ 25,301 shares)A	$ 12.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,104,649 ÷ 165,962 shares)	$ 12.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 33,712,602
Interest		777,303
Income from Fidelity Central Funds		7,713,806
Total income		42,203,711

Expenses
Management fee	$ 15,545,619
Transfer agent fees	457,476
Distribution fees	504,457
Accounting and security lending fees	574,933
Custodian fees and expenses	160,651
Independent trustees' compensation	8,766
Appreciation in deferred trustee compensation account	389
Registration fees	34,900
Audit	53,685
Legal	51,608
Miscellaneous	14,056
Total expenses before reductions	17,406,540
Expense reductions	(244,967)	17,161,573
Net investment income (loss)		25,042,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	326,592,031
Other affiliated issuers	13,451,801
Foreign currency transactions	(145,532)
Futures contracts	(71,193)
Total net realized gain (loss)		339,827,107
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $195,187)	(65,413,923)
Assets and liabilities in foreign currencies	92,819
Total change in net unrealized appreciation (depreciation)		(65,321,104)
Net gain (loss)		274,506,003
Net increase (decrease) in net assets resulting from operations		$ 299,548,141

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,042,138	$ 58,404,121
Net realized gain (loss)	339,827,107	271,901,009
Change in net unrealized appreciation (depreciation)	(65,321,104)	235,803,176
Net increase (decrease) in net assets resulting from operations	299,548,141	566,108,306
Distributions to shareholders from net investment income	(56,633,642)	(53,677,847)
Distributions to shareholders from net realized gain	(319,652,384)	(83,077,836)
Total distributions	(376,286,026)	(136,755,683)
Share transactions - net increase (decrease)	139,515,640	(281,347,752)
Total increase (decrease) in net assets	62,777,755	148,004,871

Net Assets
Beginning of period	5,407,822,862	5,259,817,991
End of period (including undistributed net investment income of $15,221,436 and undistributed net investment income of $49,545,615, respectively)	$ 5,470,600,617	$ 5,407,822,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14
Income from Investment Operations
Net investment income (loss) E	.06	.14	.19 H	.12	.08	.09
Net realized and unrealized gain (loss)	.65	1.18	.86	.97	1.63	(1.73)
Total from investment operations	.71	1.32	1.05	1.09	1.71	(1.64)
Distributions from net investment income	(.14)	(.13)	(.17)	(.08)	(.09)	(.10)
Distributions from net realized gain	(.77)	(.19)	-	-	-	-
Total distributions	(.91)	(.32)	(.17)	(.08)	(.09)	(.10)
Net asset value, end of period	$ 12.71	$ 12.91	$ 11.91	$ 11.03	$ 10.02	$ 8.40
Total Return B, C, D	5.64%	11.25%	9.51%	10.91%	20.45%	(16.39)%
Ratios to Average Net Assets F, I
Expenses before reductions	.60% A	.61%	.62%	.61%	.62%	.61%
Expenses net of fee waivers, if any	.60% A	.61%	.62%	.61%	.62%	.61%
Expenses net of all reductions	.59% A	.57%	.51%	.55%	.50%	.43%
Net investment income (loss)	.93% A	1.13%	1.68% H	1.13%	.88%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,056,529	$ 5,034,751	$ 4,965,789	$ 4,998,159	$ 4,633,668	$ 3,811,815
Portfolio turnover rate G	174% A	184%	244%	212%	349%	326%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 L	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97
Income from Investment Operations
Net investment income (loss) F	.03	.08	.13 I	.04	- K	- K
Net realized and unrealized gain (loss)	.63	1.16	.83	.96	1.59	(1.70)
Total from investment operations	.66	1.24	.96	1.00	1.59	(1.70)
Distributions from net investment income	(.09)	(.07)	(.10)	(.01)	(.03)	(.02)
Distributions from net realized gain	(.77)	(.19)	-	-	-	-
Total distributions	(.86)	(.26)	(.10)	(.01)	(.03)	(.02)
Net asset value, end of period	$ 12.44	$ 12.64	$ 11.66	$ 10.80	$ 9.81	$ 8.25
Total Return B, C, D, E	5.35%	10.81%	8.86%	10.20%	19.30%	(17.10)%
Ratios to Average Net Assets G, J
Expenses before reductions	.99% A	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of fee waivers, if any	.99% A	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of all reductions	.98% A	1.02%	1.06%	1.27%	1.37%	1.30%
Net investment income (loss)	.54% A	.68%	1.14% I	.40%	-%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 410,332	$ 372,010	$ 293,602	$ 216,223	$ 137,691	$ 65,844
Portfolio turnover rate H	174% A	184%	244%	212%	349%	326%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Total returns do not include the effect of the sales charges.

F Calculated based on average shares outstanding during the period.

G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01	.04	.01
Net realized and unrealized gain (loss)	.63	1.14	.31
Total from investment operations	.64	1.18	.32
Distributions from net investment income	(.09)	(.08)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.86)	(.27)	-
Net asset value, end of period	$ 12.35	$ 12.57	$ 11.66
Total Return B, C, D	5.20%	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45% A	1.43%	1.33% A
Expenses net of fee waivers, if any	1.45% A	1.43%	1.33% A
Expenses net of all reductions	1.44% A	1.39%	1.21% A
Net investment income (loss)	.08% A	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 918	$ 434	$ 103
Portfolio turnover rate G	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	.62	1.15	.31
Total from investment operations	.60	1.12	.30
Distributions from net investment income	(.04)	(.06)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.81)	(.25)	-
Net asset value, end of period	$ 12.30	$ 12.51	$ 11.64
Total Return B, C, D	4.88%	9.74%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94% A	1.95%	1.85% A
Expenses net of all reductions	1.93% A	1.91%	1.74% A
Net investment income (loss)	(.40)% A	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 405	$ 284	$ 118
Portfolio turnover rate G	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	(.01)
Net realized and unrealized gain (loss)	.63	1.15	.31
Total from investment operations	.60	1.14	.30
Distributions from net investment income	(.04)	(.06)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.81)	(.25)	-
Net asset value, end of period	$ 12.32	$ 12.53	$ 11.64
Total Return B, C, D	4.85%	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.86%	1.82% A
Expenses net of fee waivers, if any	1.94% A	1.86%	1.82% A
Expenses net of all reductions	1.93% A	1.82%	1.71% A
Net investment income (loss)	(.40)% A	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 312	$ 229	$ 103
Portfolio turnover rate G	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.06	.12	.02
Net realized and unrealized gain (loss)	.63	1.17	.32
Total from investment operations	.69	1.29	.34
Distributions from net investment income	(.14)	(.11)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.91)	(.30)	-
Net asset value, end of period	$ 12.68	$ 12.90	$ 11.91
Total Return B, C	5.48%	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.74% A	.78%	.83% A
Expenses net of fee waivers, if any	.74% A	.78%	.83% A
Expenses net of all reductions	.66% A	.74%	.71% A
Net investment income (loss)	.87% A	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,105	$ 114	$ 103
Portfolio turnover rate F	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) (formerly Destiny II) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Therefore, effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 559,802,812
Unrealized depreciation	(77,866,953)
Net unrealized appreciation (depreciation)	$ 481,935,859
Cost for federal income tax purposes	$ 5,045,851,181

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,568,781,842 and $4,750,369,186, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 499,281	$ 23,508
Class T	.25%	.25%	1,892	295
Class B	.75%	.25%	1,887	1,561
Class C	.75%	.25%	1,397	1,157
			$ 504,457	$ 26,521

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,634
Class T	624
Class B*	319
Class C*	139
$ 2,716

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Class O. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 159,966.01
Class A	293,494.15
Class T	1,334.35
Class B	638.34
Class C	475.34
Institutional Class	1,569.15
	$ 457,476

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $40,334 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9,423 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $62,139.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $140,014 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,466. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,524
Class A	8
Institutional Class	830
$ 2,362

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007	Year ended September 30, 2006
From net investment income
Class O	$ 53,852,625	$ 51,786,409
Class A	2,750,872	1,888,604
Class T	4,756	741
Class B	1,145	620
Class C	803	496
Institutional Class	23,441	977
Total	$ 56,633,642	$ 53,677,847
From net realized gain
Class O	$ 296,173,523	$ 78,085,736
Class A	23,268,414	4,985,069
Class T	41,151	1,675
Class B	23,203	2,032
Class C	17,168	1,682
Institutional Class	128,925	1,642
Total	$ 319,652,384	$ 83,077,836

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007	Year ended September 30, 2006	Six months ended March 31, 2007	Year ended September 30, 2006
Class O
Shares sold	9,066,650	21,570,310	$ 116,599,369	$ 264,820,798
Reinvestment of distributions	27,086,419	10,290,012	337,496,766	123,685,398
Shares redeemed	(28,103,899)	(58,861,494)	(361,197,331)	(721,523,302)
Net increase (decrease)	8,049,170	(27,001,172)	$ 92,898,804	$ (333,017,106)
Class A
Shares sold	3,097,000	6,389,797	$ 39,001,303	$ 76,767,777
Reinvestment of distributions	2,112,943	570,507	25,820,160	6,737,690
Shares redeemed	(1,665,023)	(2,695,665)	(20,957,644)	(32,418,260)
Net increase (decrease)	3,544,920	4,264,639	$ 43,863,819	$ 51,087,207
Class T
Shares sold	41,312	25,581	$ 519,885	$ 310,180
Reinvestment of distributions	3,782	205	45,908	2,416
Shares redeemed	(5,232)	(84)	(64,485)	(1,057)
Net increase (decrease)	39,862	25,702	$ 501,308	$ 311,539
Class B
Shares sold	11,851	12,494	$ 149,284	$ 151,306
Reinvestment of distributions	1,910	225	23,154	2,652
Shares redeemed	(3,562)	(112)	(43,893)	(1,355)
Net increase (decrease)	10,199	12,607	$ 128,545	$ 152,603
Class C
Shares sold	8,199	10,424	$ 103,359	$ 127,563
Reinvestment of distributions	1,465	185	17,782	2,178
Shares redeemed	(2,649)	(1,146)	(33,105)	(14,355)
Net increase (decrease)	7,015	9,463	$ 88,036	$ 115,386
Institutional Class
Shares sold	176,199	-	$ 2,288,560	$ -
Reinvestment of distributions	12,238	218	152,366	2,619
Shares redeemed	(31,336)	-	(405,798)	-
Net increase (decrease)	157,101	218	$ 2,035,128	$ 2,619

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIIN-USAN-0507
1.791870.103

(Fidelity Investment logo)(registered trademark)

Fidelity Destiny® Portfolios:
Fidelity® Advisor

Capital Development Fund -

Class O
(formerly Destiny II)

Semiannual Report

March 31, 2007

Class O was formerly known as
Fidelity Advisor Destiny® II
Class O

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class O
Actual	$ 1,000.00	$ 1,056.40	$ 3.08
Hypothetical A	$ 1,000.00	$ 1,021.94	$ 3.02
Class A
Actual	$ 1,000.00	$ 1,053.50	$ 5.07
Hypothetical A	$ 1,000.00	$ 1,020.00	$ 4.99
Class T
Actual	$ 1,000.00	$ 1,052.00	$ 7.42
Hypothetical A	$ 1,000.00	$ 1,017.70	$ 7.29
Class B
Actual	$ 1,000.00	$ 1,048.80	$ 9.91
Hypothetical A	$ 1,000.00	$ 1,015.26	$ 9.75
Class C
Actual	$ 1,000.00	$ 1,048.50	$ 9.91
Hypothetical A	$ 1,000.00	$ 1,015.26	$ 9.75
Institutional Class
Actual	$ 1,000.00	$ 1,054.80	$ 3.79
Hypothetical A	$ 1,000.00	$ 1,021.24	$ 3.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.60%
Class A	.99%
Class T	1.45%
Class B	1.94%
Class C	1.94%
Institutional Class	.74%

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	6.8	6.6
General Electric Co.	3.8	6.3
Nintendo Co. Ltd.	3.5	1.2
American International Group, Inc.	3.4	5.4
American Tower Corp. Class A	2.5	1.4
EMC Corp.	2.1	1.7
Tyco International Ltd.	2.0	0.0
Wyeth	2.0	2.1
News Corp. Class A	1.9	0.0
AT&T, Inc.	1.9	1.0
	29.9
Top Five Market Sectors as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.8	30.1
Health Care	14.9	18.5
Consumer Discretionary	13.8	5.6
Financials	10.9	15.7
Industrials	10.7	10.7
Asset Allocation (% of fund's net assets)
As of March 31, 2007 *		As of September 30, 2006 **
	Stocks 94.4%		Stocks 93.8%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 5.2%		Short-Term Investments and Net Other Assets 5.8%
* Foreign investments	16.1%	** Foreign investments	12.6%

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.4%
The Goodyear Tire & Rubber Co. (a)	700,900	$ 21,861,071
Hotels, Restaurants & Leisure - 1.2%
International Game Technology	1,411,350	56,990,313
WMS Industries, Inc. (a)	228,900	8,982,036
		65,972,349
Household Durables - 1.2%
KB Home	308,900	13,180,763
Koninklijke Philips Electronics NV (NY Shares)	1,326,100	50,524,410
		63,705,173
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	1,102,600	43,872,454
Media - 7.7%
CKX, Inc. (a)	1,532,706	17,013,037
Clear Channel Communications, Inc.	343,800	12,046,752
DreamWorks Animation SKG, Inc. Class A (a)	2,720,757	83,200,749
Getty Images, Inc. (a)	948,100	46,106,103
Martha Stewart Living Omnimedia, Inc. Class A (d)(e)	1,636,274	27,833,021
McGraw-Hill Companies, Inc.	74,940	4,712,227
News Corp. Class A	4,549,500	105,184,440
Regal Entertainment Group Class A	300,000	5,961,000
The Walt Disney Co.	400,000	13,772,000
Time Warner, Inc.	2,525,000	49,793,000
Virgin Media, Inc.	2,148,130	54,240,283
		419,862,612
Multiline Retail - 0.5%
Target Corp.	445,000	26,370,700
Specialty Retail - 2.0%
Best Buy Co., Inc.	3,900	190,008
Gamestop Corp. Class A (a)	1,142,600	37,214,482
Staples, Inc.	2,679,737	69,244,404
The Game Group PLC	2,032,530	5,619,598
		112,268,492
Textiles, Apparel & Luxury Goods - 0.0%
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	82,689	2,775,870
TOTAL CONSUMER DISCRETIONARY		756,688,721
CONSUMER STAPLES - 3.9%
Beverages - 0.5%
The Coca-Cola Co.	550,800	26,438,400
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.	348,100	16,343,295
Winn-Dixie Stores, Inc. (a)	241,300	4,258,945
		20,602,240

	Shares	Value
Food Products - 2.6%
Bunge Ltd.	198,000	$ 16,279,560
Green Mountain Coffee Roasters, Inc. (a)	88,887	5,604,325
Nestle SA:
(Reg.)	148,276	57,735,410
sponsored ADR	638,700	62,049,705
		141,669,000
Tobacco - 0.4%
Loews Corp. - Carolina Group	297,400	22,486,414
TOTAL CONSUMER STAPLES		211,196,054
ENERGY - 3.4%
Energy Equipment & Services - 0.6%
National Oilwell Varco, Inc. (a)	59,600	4,636,284
Schlumberger Ltd. (NY Shares)	395,900	27,356,690
		31,992,974
Oil, Gas & Consumable Fuels - 2.8%
Chesapeake Energy Corp.	225,000	6,948,000
EOG Resources, Inc.	120,000	8,560,800
Exxon Mobil Corp.	1,147,690	86,593,211
OAO Gazprom sponsored ADR	604,800	25,220,160
Petroleo Brasileiro SA Petrobras sponsored ADR	177,300	17,643,123
Valero Energy Corp.	100,000	6,449,000
		151,414,294
TOTAL ENERGY		183,407,268
FINANCIALS - 10.9%
Capital Markets - 1.1%
Northern Trust Corp.	21,500	1,293,010
State Street Corp.	960,485	62,191,404
		63,484,414
Commercial Banks - 0.4%
Boston Private Financial Holdings, Inc.	42,142	1,176,605
JSC Halyk Bank of Kazakhstan GDR (a)(f)	47,100	1,130,400
Standard Chartered PLC (United Kingdom)	727,600	20,961,664
		23,268,669
Consumer Finance - 0.6%
SLM Corp.	763,718	31,236,066
Diversified Financial Services - 1.4%
Bank of America Corp.	1,312,700	66,973,954
JPMorgan Chase & Co.	160,500	7,764,990
		74,738,944
Insurance - 7.4%
ACE Ltd.	1,137,998	64,934,166
American International Group, Inc.	2,797,731	188,063,478
Aspen Insurance Holdings Ltd.	482,300	12,641,083
Axis Capital Holdings Ltd.	250,039	8,466,321
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	662	$ 72,151,380
IPC Holdings Ltd.	862,200	24,874,470
Montpelier Re Holdings Ltd.	1,657,000	28,732,380
Platinum Underwriters Holdings Ltd.	140,400	4,504,032
		404,367,310
TOTAL FINANCIALS		597,095,403
HEALTH CARE - 14.9%
Biotechnology - 3.5%
Amgen, Inc. (a)	454,100	25,375,108
Biogen Idec, Inc. (a)	1,130,000	50,149,400
Gilead Sciences, Inc. (a)	1,320,691	101,032,862
Human Genome Sciences, Inc. (a)	1,262,200	13,404,564
		189,961,934
Health Care Equipment & Supplies - 2.5%
ArthroCare Corp. (a)	584,488	21,064,948
Becton, Dickinson & Co.	701,324	53,924,802
Boston Scientific Corp. (a)	141,800	2,061,772
C.R. Bard, Inc.	654,900	52,071,099
Inverness Medical Innovations, Inc. (a)	175,000	7,661,500
		136,784,121
Health Care Providers & Services - 1.6%
Diagnosticos da America SA (a)	150,000	3,310,745
Humana, Inc. (a)	625,000	36,262,500
UnitedHealth Group, Inc.	955,000	50,586,350
		90,159,595
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc. (a)	1,086,685	50,270,048
Pharmaceuticals - 6.4%
Adams Respiratory Therapeutics, Inc. (a)(d)	145,000	4,876,350
Allergan, Inc.	753,699	83,524,923
Barr Pharmaceuticals, Inc. (a)	46,900	2,173,815
Cipla Ltd.	4,271,050	23,267,606
Johnson & Johnson	1,388,930	83,696,922
Roche Holding AG (participation certificate)	240,192	42,489,123
Wyeth	2,178,380	108,984,351
		349,013,090
TOTAL HEALTH CARE		816,188,788
INDUSTRIALS - 10.7%
Aerospace & Defense - 4.0%
General Dynamics Corp.	721,100	55,092,040
Honeywell International, Inc.	2,256,900	103,952,814
Raytheon Co.	1,098,000	57,601,080
		216,645,934

	Shares	Value
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	90,700	$ 2,789,025
Fluor Corp.	65,500	5,876,660
Granite Construction, Inc.	100,000	5,526,000
		14,191,685
Electrical Equipment - 0.0%
ABB Ltd. sponsored ADR	100,000	1,718,000
Industrial Conglomerates - 5.9%
General Electric Co.	5,795,930	204,944,085
Siemens AG sponsored ADR	50,000	5,360,000
Tyco International Ltd.	3,532,800	111,459,840
		321,763,925
Machinery - 0.5%
Toro Co.	588,300	30,144,492
Road & Rail - 0.0%
Knight Transportation, Inc.	4,600	81,972
TOTAL INDUSTRIALS		584,546,008
INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 6.2%
Alcatel-Lucent SA sponsored ADR	4,860,259	57,448,261
Avanex Corp. (a)	1,387,371	2,483,394
Ciena Corp. (a)	2,571,592	71,875,996
Cisco Systems, Inc. (a)	3,691,461	94,242,999
Corning, Inc. (a)	6,587	149,788
D-Link Corp.	2,425,000	4,257,857
Harris Corp.	1,497,900	76,318,005
Oplink Communications, Inc. (a)	57,608	1,035,216
Tellabs, Inc. (a)	3,039,300	30,089,070
		337,900,586
Computers & Peripherals - 2.6%
EMC Corp. (a)	8,173,900	113,208,515
Hewlett-Packard Co.	671,500	26,954,010
		140,162,525
Electronic Equipment & Instruments - 0.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	50,000	335,449
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	1,234,700	61,636,224
Google, Inc. Class A (sub. vtg.) (a)	110,442	50,600,107
Omniture, Inc.	255,000	4,648,650
Yahoo!, Inc. (a)	115,000	3,598,350
		120,483,331
IT Services - 0.1%
Infosys Technologies Ltd.	100,673	4,675,299
Semiconductors & Semiconductor Equipment - 5.8%
Applied Micro Circuits Corp. (a)	1,259,243	4,596,237
ARM Holdings PLC sponsored ADR	6,600	51,810
Broadcom Corp. Class A (a)	940,000	30,145,800
Hittite Microwave Corp. (a)	545,676	21,919,805
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)	3,038,182	$ 46,848,766
Intel Corp.	1,126,200	21,544,206
Intersil Corp. Class A	25,000	662,250
Linear Technology Corp. (d)	2,276,400	71,911,476
Microchip Technology, Inc.	1,969,286	69,968,732
PMC-Sierra, Inc. (a)	3,675,396	25,764,526
Siliconware Precision Industries Co. Ltd.	8,413,000	15,763,251
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,067,300	10,470,213
		319,647,072
Software - 13.5%
Electronic Arts, Inc. (a)	1,602,227	80,688,152
Microsoft Corp.	13,303,246	370,761,463
Nintendo Co. Ltd.	661,000	192,134,855
Oracle Corp. (a)	570,000	10,334,100
Ubisoft Entertainment SA (a)	1,719,367	83,945,498
		737,864,068
TOTAL INFORMATION TECHNOLOGY		1,661,068,330
MATERIALS - 0.3%
Chemicals - 0.3%
Airgas, Inc.	427,550	18,021,233
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	2,645,062	104,294,795
Qwest Communications International, Inc. (a)	200,000	1,798,000
		106,092,795
Wireless Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	3,460,902	134,802,133
Crown Castle International Corp. (a)	271,500	8,723,295
SBA Communications Corp. Class A (a)	314,204	9,284,728
Sprint Nextel Corp.	848,500	16,087,560
		168,897,716
TOTAL TELECOMMUNICATION SERVICES		274,990,511
UTILITIES - 1.1%
Electric Utilities - 0.0%
Entergy Corp.	25,000	2,623,000

	Shares	Value
Independent Power Producers & Energy Traders - 1.1%
Constellation Energy Group, Inc.	587,300	$ 51,065,735
NRG Energy, Inc.	110,000	7,924,400
		58,990,135
TOTAL UTILITIES		61,613,135
TOTAL COMMON STOCKS (Cost $4,664,865,731)		5,164,815,451
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(g) (Cost $1,785,845)	255,000	3
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 3.75% 2/1/08	$ 22,990,000	22,530,200
TOTAL CONVERTIBLE BONDS (Cost $22,417,801)		22,530,200
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	304,049,911	$ 304,049,911
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	36,391,475	36,391,475
TOTAL MONEY MARKET FUNDS (Cost $340,441,386)		340,441,386
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,029,510,763)		5,527,787,040
NET OTHER ASSETS - (1.0)%		(57,186,423)
NET ASSETS - 100%		$ 5,470,600,617
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,130,400 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,380,795
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,651,667
Fidelity Securities Lending Cash Central Fund	62,139
Total	$ 7,713,806
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$ 106,087,384	$ 40,853,425	$ 85,878,325	$ -	$ -
Martha Stewart Living Omnimedia, Inc. Class A	-	32,944,780	-	-	27,833,021
NMS Communications Corp.	12,878,376	-	8,120,188	-	-
Total	$ 118,965,760	$ 73,798,205	$ 93,998,513	$ -	$ 27,833,021
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.9%
Japan	3.5%
Switzerland	3.0%
France	2.6%
Bermuda	1.8%
Cayman Islands	1.2%
Netherlands	1.0%
Others (individually less than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,308,509) - See accompanying schedule: Unaffiliated issuers (cost $4,656,124,597)	$ 5,159,512,633
Fidelity Central Funds (cost $340,441,386)	340,441,386
Other affiliated issuers (cost $32,944,780)	27,833,021
Total Investments (cost $5,029,510,763)		$ 5,527,787,040
Cash		567,055
Foreign currency held at value (cost $3,695,077)		3,695,080
Receivable for investments sold		81,221,798
Receivable for fund shares sold		396,570
Dividends receivable		8,633,653
Interest receivable		141,293
Distributions receivable from Fidelity Central Funds		1,445,258
Prepaid expenses		26,055
Other receivables		179,429
Total assets		5,624,093,231

Liabilities
Payable for investments purchased	$ 110,036,765
Payable for fund shares redeemed	2,224,035
Accrued management fee	2,541,799
Distribution fees payable	85,654
Other affiliated payables	240,725
Other payables and accrued expenses	1,972,161
Collateral on securities loaned, at value	36,391,475
Total liabilities		153,492,614

Net Assets		$ 5,470,600,617
Net Assets consist of:
Paid in capital		$ 4,705,108,540
Undistributed net investment income		15,221,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		253,706,319
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		496,564,322
Net Assets		$ 5,470,600,617

Statement of Assets and Liabilities - continued

March 31, 2007 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($5,056,529,036 ÷ 397,983,253 shares)	$ 12.71

Class A: Net Asset Value and redemption price per share ($410,331,725 ÷ 32,983,890 shares)	$ 12.44

Maximum offering price per share (100/94.25 of $12.44)	$ 13.20
Class T: Net Asset Value and redemption price per share ($918,297 ÷ 74,382 shares)	$ 12.35

Maximum offering price per share (100/96.50 of $12.35)	$ 12.80
Class B: Net Asset Value and offering price per share ($405,136 ÷ 32,929 shares)A	$ 12.30

Class C: Net Asset Value and offering price per share ($311,774 ÷ 25,301 shares)A	$ 12.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,104,649 ÷ 165,962 shares)	$ 12.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 33,712,602
Interest		777,303
Income from Fidelity Central Funds		7,713,806
Total income		42,203,711

Expenses
Management fee	$ 15,545,619
Transfer agent fees	457,476
Distribution fees	504,457
Accounting and security lending fees	574,933
Custodian fees and expenses	160,651
Independent trustees' compensation	8,766
Appreciation in deferred trustee compensation account	389
Registration fees	34,900
Audit	53,685
Legal	51,608
Miscellaneous	14,056
Total expenses before reductions	17,406,540
Expense reductions	(244,967)	17,161,573
Net investment income (loss)		25,042,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	326,592,031
Other affiliated issuers	13,451,801
Foreign currency transactions	(145,532)
Futures contracts	(71,193)
Total net realized gain (loss)		339,827,107
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $195,187)	(65,413,923)
Assets and liabilities in foreign currencies	92,819
Total change in net unrealized appreciation (depreciation)		(65,321,104)
Net gain (loss)		274,506,003
Net increase (decrease) in net assets resulting from operations		$ 299,548,141

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,042,138	$ 58,404,121
Net realized gain (loss)	339,827,107	271,901,009
Change in net unrealized appreciation (depreciation)	(65,321,104)	235,803,176
Net increase (decrease) in net assets resulting from operations	299,548,141	566,108,306
Distributions to shareholders from net investment income	(56,633,642)	(53,677,847)
Distributions to shareholders from net realized gain	(319,652,384)	(83,077,836)
Total distributions	(376,286,026)	(136,755,683)
Share transactions - net increase (decrease)	139,515,640	(281,347,752)
Total increase (decrease) in net assets	62,777,755	148,004,871

Net Assets
Beginning of period	5,407,822,862	5,259,817,991
End of period (including undistributed net investment income of $15,221,436 and undistributed net investment income of $49,545,615, respectively)	$ 5,470,600,617	$ 5,407,822,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14
Income from Investment Operations
Net investment income (loss) E	.06	.14	.19 H	.12	.08	.09
Net realized and unrealized gain (loss)	.65	1.18	.86	.97	1.63	(1.73)
Total from investment operations	.71	1.32	1.05	1.09	1.71	(1.64)
Distributions from net investment income	(.14)	(.13)	(.17)	(.08)	(.09)	(.10)
Distributions from net realized gain	(.77)	(.19)	-	-	-	-
Total distributions	(.91)	(.32)	(.17)	(.08)	(.09)	(.10)
Net asset value, end of period	$ 12.71	$ 12.91	$ 11.91	$ 11.03	$ 10.02	$ 8.40
Total Return B, C, D	5.64%	11.25%	9.51%	10.91%	20.45%	(16.39)%
Ratios to Average Net Assets F, I
Expenses before reductions	.60% A	.61%	.62%	.61%	.62%	.61%
Expenses net of fee waivers, if any	.60% A	.61%	.62%	.61%	.62%	.61%
Expenses net of all reductions	.59% A	.57%	.51%	.55%	.50%	.43%
Net investment income (loss)	.93% A	1.13%	1.68% H	1.13%	.88%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,056,529	$ 5,034,751	$ 4,965,789	$ 4,998,159	$ 4,633,668	$ 3,811,815
Portfolio turnover rate G	174% A	184%	244%	212%	349%	326%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 L	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97
Income from Investment Operations
Net investment income (loss) F	.03	.08	.13 I	.04	- K	- K
Net realized and unrealized gain (loss)	.63	1.16	.83	.96	1.59	(1.70)
Total from investment operations	.66	1.24	.96	1.00	1.59	(1.70)
Distributions from net investment income	(.09)	(.07)	(.10)	(.01)	(.03)	(.02)
Distributions from net realized gain	(.77)	(.19)	-	-	-	-
Total distributions	(.86)	(.26)	(.10)	(.01)	(.03)	(.02)
Net asset value, end of period	$ 12.44	$ 12.64	$ 11.66	$ 10.80	$ 9.81	$ 8.25
Total Return B, C, D, E	5.35%	10.81%	8.86%	10.20%	19.30%	(17.10)%
Ratios to Average Net Assets G, J
Expenses before reductions	.99% A	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of fee waivers, if any	.99% A	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of all reductions	.98% A	1.02%	1.06%	1.27%	1.37%	1.30%
Net investment income (loss)	.54% A	.68%	1.14% I	.40%	-%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 410,332	$ 372,010	$ 293,602	$ 216,223	$ 137,691	$ 65,844
Portfolio turnover rate H	174% A	184%	244%	212%	349%	326%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Total returns do not include the effect of the sales charges.

F Calculated based on average shares outstanding during the period.

G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01	.04	.01
Net realized and unrealized gain (loss)	.63	1.14	.31
Total from investment operations	.64	1.18	.32
Distributions from net investment income	(.09)	(.08)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.86)	(.27)	-
Net asset value, end of period	$ 12.35	$ 12.57	$ 11.66
Total Return B, C, D	5.20%	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45% A	1.43%	1.33% A
Expenses net of fee waivers, if any	1.45% A	1.43%	1.33% A
Expenses net of all reductions	1.44% A	1.39%	1.21% A
Net investment income (loss)	.08% A	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 918	$ 434	$ 103
Portfolio turnover rate G	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	.62	1.15	.31
Total from investment operations	.60	1.12	.30
Distributions from net investment income	(.04)	(.06)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.81)	(.25)	-
Net asset value, end of period	$ 12.30	$ 12.51	$ 11.64
Total Return B, C, D	4.88%	9.74%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94% A	1.95%	1.85% A
Expenses net of all reductions	1.93% A	1.91%	1.74% A
Net investment income (loss)	(.40)% A	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 405	$ 284	$ 118
Portfolio turnover rate G	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	(.01)
Net realized and unrealized gain (loss)	.63	1.15	.31
Total from investment operations	.60	1.14	.30
Distributions from net investment income	(.04)	(.06)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.81)	(.25)	-
Net asset value, end of period	$ 12.32	$ 12.53	$ 11.64
Total Return B, C, D	4.85%	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.86%	1.82% A
Expenses net of fee waivers, if any	1.94% A	1.86%	1.82% A
Expenses net of all reductions	1.93% A	1.82%	1.71% A
Net investment income (loss)	(.40)% A	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 312	$ 229	$ 103
Portfolio turnover rate G	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.06	.12	.02
Net realized and unrealized gain (loss)	.63	1.17	.32
Total from investment operations	.69	1.29	.34
Distributions from net investment income	(.14)	(.11)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.91)	(.30)	-
Net asset value, end of period	$ 12.68	$ 12.90	$ 11.91
Total Return B, C	5.48%	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.74% A	.78%	.83% A
Expenses net of fee waivers, if any	.74% A	.78%	.83% A
Expenses net of all reductions	.66% A	.74%	.71% A
Net investment income (loss)	.87% A	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,105	$ 114	$ 103
Portfolio turnover rate F	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) (formerly Destiny II) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Therefore, effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 559,802,812
Unrealized depreciation	(77,866,953)
Net unrealized appreciation (depreciation)	$ 481,935,859
Cost for federal income tax purposes	$ 5,045,851,181

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,568,781,842 and $4,750,369,186, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 499,281	$ 23,508
Class T	.25%	.25%	1,892	295
Class B	.75%	.25%	1,887	1,561
Class C	.75%	.25%	1,397	1,157
			$ 504,457	$ 26,521

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,634
Class T	624
Class B*	319
Class C*	139
$ 2,716

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Class O. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 159,966.01
Class A	293,494.15
Class T	1,334.35
Class B	638.34
Class C	475.34
Institutional Class	1,569.15
	$ 457,476

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $40,334 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9,423 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $62,139.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $140,014 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,466. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,524
Class A	8
Institutional Class	830
$ 2,362

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007	Year ended September 30, 2006
From net investment income
Class O	$ 53,852,625	$ 51,786,409
Class A	2,750,872	1,888,604
Class T	4,756	741
Class B	1,145	620
Class C	803	496
Institutional Class	23,441	977
Total	$ 56,633,642	$ 53,677,847
From net realized gain
Class O	$ 296,173,523	$ 78,085,736
Class A	23,268,414	4,985,069
Class T	41,151	1,675
Class B	23,203	2,032
Class C	17,168	1,682
Institutional Class	128,925	1,642
Total	$ 319,652,384	$ 83,077,836

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007	Year ended September 30, 2006	Six months ended March 31, 2007	Year ended September 30, 2006
Class O
Shares sold	9,066,650	21,570,310	$ 116,599,369	$ 264,820,798
Reinvestment of distributions	27,086,419	10,290,012	337,496,766	123,685,398
Shares redeemed	(28,103,899)	(58,861,494)	(361,197,331)	(721,523,302)
Net increase (decrease)	8,049,170	(27,001,172)	$ 92,898,804	$ (333,017,106)
Class A
Shares sold	3,097,000	6,389,797	$ 39,001,303	$ 76,767,777
Reinvestment of distributions	2,112,943	570,507	25,820,160	6,737,690
Shares redeemed	(1,665,023)	(2,695,665)	(20,957,644)	(32,418,260)
Net increase (decrease)	3,544,920	4,264,639	$ 43,863,819	$ 51,087,207
Class T
Shares sold	41,312	25,581	$ 519,885	$ 310,180
Reinvestment of distributions	3,782	205	45,908	2,416
Shares redeemed	(5,232)	(84)	(64,485)	(1,057)
Net increase (decrease)	39,862	25,702	$ 501,308	$ 311,539
Class B
Shares sold	11,851	12,494	$ 149,284	$ 151,306
Reinvestment of distributions	1,910	225	23,154	2,652
Shares redeemed	(3,562)	(112)	(43,893)	(1,355)
Net increase (decrease)	10,199	12,607	$ 128,545	$ 152,603
Class C
Shares sold	8,199	10,424	$ 103,359	$ 127,563
Reinvestment of distributions	1,465	185	17,782	2,178
Shares redeemed	(2,649)	(1,146)	(33,105)	(14,355)
Net increase (decrease)	7,015	9,463	$ 88,036	$ 115,386
Institutional Class
Shares sold	176,199	-	$ 2,288,560	$ -
Reinvestment of distributions	12,238	218	152,366	2,619
Shares redeemed	(31,336)	-	(405,798)	-
Net increase (decrease)	157,101	218	$ 2,035,128	$ 2,619

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

DESIIO-USAN-0507
1.791868.103

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Capital Development Fund -

Class A, Class T, Class B and Class C
(formerly Destiny II)

Semiannual Report

March 31, 2007

Class A, Class T, Class B, and
Class C were formerly known as
Fidelity Advisor Destiny® II
Class A, Class T, Class B, and
Class C

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class O
Actual	$ 1,000.00	$ 1,056.40	$ 3.08
Hypothetical A	$ 1,000.00	$ 1,021.94	$ 3.02
Class A
Actual	$ 1,000.00	$ 1,053.50	$ 5.07
Hypothetical A	$ 1,000.00	$ 1,020.00	$ 4.99
Class T
Actual	$ 1,000.00	$ 1,052.00	$ 7.42
Hypothetical A	$ 1,000.00	$ 1,017.70	$ 7.29
Class B
Actual	$ 1,000.00	$ 1,048.80	$ 9.91
Hypothetical A	$ 1,000.00	$ 1,015.26	$ 9.75
Class C
Actual	$ 1,000.00	$ 1,048.50	$ 9.91
Hypothetical A	$ 1,000.00	$ 1,015.26	$ 9.75
Institutional Class
Actual	$ 1,000.00	$ 1,054.80	$ 3.79
Hypothetical A	$ 1,000.00	$ 1,021.24	$ 3.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.60%
Class A	.99%
Class T	1.45%
Class B	1.94%
Class C	1.94%
Institutional Class	.74%

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	6.8	6.6
General Electric Co.	3.8	6.3
Nintendo Co. Ltd.	3.5	1.2
American International Group, Inc.	3.4	5.4
American Tower Corp. Class A	2.5	1.4
EMC Corp.	2.1	1.7
Tyco International Ltd.	2.0	0.0
Wyeth	2.0	2.1
News Corp. Class A	1.9	0.0
AT&T, Inc.	1.9	1.0
	29.9
Top Five Market Sectors as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.8	30.1
Health Care	14.9	18.5
Consumer Discretionary	13.8	5.6
Financials	10.9	15.7
Industrials	10.7	10.7
Asset Allocation (% of fund's net assets)
As of March 31, 2007 *		As of September 30, 2006 **
	Stocks 94.4%		Stocks 93.8%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 5.2%		Short-Term Investments and Net Other Assets 5.8%
* Foreign investments	16.1%	** Foreign investments	12.6%

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.4%
The Goodyear Tire & Rubber Co. (a)	700,900	$ 21,861,071
Hotels, Restaurants & Leisure - 1.2%
International Game Technology	1,411,350	56,990,313
WMS Industries, Inc. (a)	228,900	8,982,036
		65,972,349
Household Durables - 1.2%
KB Home	308,900	13,180,763
Koninklijke Philips Electronics NV (NY Shares)	1,326,100	50,524,410
		63,705,173
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	1,102,600	43,872,454
Media - 7.7%
CKX, Inc. (a)	1,532,706	17,013,037
Clear Channel Communications, Inc.	343,800	12,046,752
DreamWorks Animation SKG, Inc. Class A (a)	2,720,757	83,200,749
Getty Images, Inc. (a)	948,100	46,106,103
Martha Stewart Living Omnimedia, Inc. Class A (d)(e)	1,636,274	27,833,021
McGraw-Hill Companies, Inc.	74,940	4,712,227
News Corp. Class A	4,549,500	105,184,440
Regal Entertainment Group Class A	300,000	5,961,000
The Walt Disney Co.	400,000	13,772,000
Time Warner, Inc.	2,525,000	49,793,000
Virgin Media, Inc.	2,148,130	54,240,283
		419,862,612
Multiline Retail - 0.5%
Target Corp.	445,000	26,370,700
Specialty Retail - 2.0%
Best Buy Co., Inc.	3,900	190,008
Gamestop Corp. Class A (a)	1,142,600	37,214,482
Staples, Inc.	2,679,737	69,244,404
The Game Group PLC	2,032,530	5,619,598
		112,268,492
Textiles, Apparel & Luxury Goods - 0.0%
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	82,689	2,775,870
TOTAL CONSUMER DISCRETIONARY		756,688,721
CONSUMER STAPLES - 3.9%
Beverages - 0.5%
The Coca-Cola Co.	550,800	26,438,400
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.	348,100	16,343,295
Winn-Dixie Stores, Inc. (a)	241,300	4,258,945
		20,602,240

	Shares	Value
Food Products - 2.6%
Bunge Ltd.	198,000	$ 16,279,560
Green Mountain Coffee Roasters, Inc. (a)	88,887	5,604,325
Nestle SA:
(Reg.)	148,276	57,735,410
sponsored ADR	638,700	62,049,705
		141,669,000
Tobacco - 0.4%
Loews Corp. - Carolina Group	297,400	22,486,414
TOTAL CONSUMER STAPLES		211,196,054
ENERGY - 3.4%
Energy Equipment & Services - 0.6%
National Oilwell Varco, Inc. (a)	59,600	4,636,284
Schlumberger Ltd. (NY Shares)	395,900	27,356,690
		31,992,974
Oil, Gas & Consumable Fuels - 2.8%
Chesapeake Energy Corp.	225,000	6,948,000
EOG Resources, Inc.	120,000	8,560,800
Exxon Mobil Corp.	1,147,690	86,593,211
OAO Gazprom sponsored ADR	604,800	25,220,160
Petroleo Brasileiro SA Petrobras sponsored ADR	177,300	17,643,123
Valero Energy Corp.	100,000	6,449,000
		151,414,294
TOTAL ENERGY		183,407,268
FINANCIALS - 10.9%
Capital Markets - 1.1%
Northern Trust Corp.	21,500	1,293,010
State Street Corp.	960,485	62,191,404
		63,484,414
Commercial Banks - 0.4%
Boston Private Financial Holdings, Inc.	42,142	1,176,605
JSC Halyk Bank of Kazakhstan GDR (a)(f)	47,100	1,130,400
Standard Chartered PLC (United Kingdom)	727,600	20,961,664
		23,268,669
Consumer Finance - 0.6%
SLM Corp.	763,718	31,236,066
Diversified Financial Services - 1.4%
Bank of America Corp.	1,312,700	66,973,954
JPMorgan Chase & Co.	160,500	7,764,990
		74,738,944
Insurance - 7.4%
ACE Ltd.	1,137,998	64,934,166
American International Group, Inc.	2,797,731	188,063,478
Aspen Insurance Holdings Ltd.	482,300	12,641,083
Axis Capital Holdings Ltd.	250,039	8,466,321
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	662	$ 72,151,380
IPC Holdings Ltd.	862,200	24,874,470
Montpelier Re Holdings Ltd.	1,657,000	28,732,380
Platinum Underwriters Holdings Ltd.	140,400	4,504,032
		404,367,310
TOTAL FINANCIALS		597,095,403
HEALTH CARE - 14.9%
Biotechnology - 3.5%
Amgen, Inc. (a)	454,100	25,375,108
Biogen Idec, Inc. (a)	1,130,000	50,149,400
Gilead Sciences, Inc. (a)	1,320,691	101,032,862
Human Genome Sciences, Inc. (a)	1,262,200	13,404,564
		189,961,934
Health Care Equipment & Supplies - 2.5%
ArthroCare Corp. (a)	584,488	21,064,948
Becton, Dickinson & Co.	701,324	53,924,802
Boston Scientific Corp. (a)	141,800	2,061,772
C.R. Bard, Inc.	654,900	52,071,099
Inverness Medical Innovations, Inc. (a)	175,000	7,661,500
		136,784,121
Health Care Providers & Services - 1.6%
Diagnosticos da America SA (a)	150,000	3,310,745
Humana, Inc. (a)	625,000	36,262,500
UnitedHealth Group, Inc.	955,000	50,586,350
		90,159,595
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc. (a)	1,086,685	50,270,048
Pharmaceuticals - 6.4%
Adams Respiratory Therapeutics, Inc. (a)(d)	145,000	4,876,350
Allergan, Inc.	753,699	83,524,923
Barr Pharmaceuticals, Inc. (a)	46,900	2,173,815
Cipla Ltd.	4,271,050	23,267,606
Johnson & Johnson	1,388,930	83,696,922
Roche Holding AG (participation certificate)	240,192	42,489,123
Wyeth	2,178,380	108,984,351
		349,013,090
TOTAL HEALTH CARE		816,188,788
INDUSTRIALS - 10.7%
Aerospace & Defense - 4.0%
General Dynamics Corp.	721,100	55,092,040
Honeywell International, Inc.	2,256,900	103,952,814
Raytheon Co.	1,098,000	57,601,080
		216,645,934

	Shares	Value
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	90,700	$ 2,789,025
Fluor Corp.	65,500	5,876,660
Granite Construction, Inc.	100,000	5,526,000
		14,191,685
Electrical Equipment - 0.0%
ABB Ltd. sponsored ADR	100,000	1,718,000
Industrial Conglomerates - 5.9%
General Electric Co.	5,795,930	204,944,085
Siemens AG sponsored ADR	50,000	5,360,000
Tyco International Ltd.	3,532,800	111,459,840
		321,763,925
Machinery - 0.5%
Toro Co.	588,300	30,144,492
Road & Rail - 0.0%
Knight Transportation, Inc.	4,600	81,972
TOTAL INDUSTRIALS		584,546,008
INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 6.2%
Alcatel-Lucent SA sponsored ADR	4,860,259	57,448,261
Avanex Corp. (a)	1,387,371	2,483,394
Ciena Corp. (a)	2,571,592	71,875,996
Cisco Systems, Inc. (a)	3,691,461	94,242,999
Corning, Inc. (a)	6,587	149,788
D-Link Corp.	2,425,000	4,257,857
Harris Corp.	1,497,900	76,318,005
Oplink Communications, Inc. (a)	57,608	1,035,216
Tellabs, Inc. (a)	3,039,300	30,089,070
		337,900,586
Computers & Peripherals - 2.6%
EMC Corp. (a)	8,173,900	113,208,515
Hewlett-Packard Co.	671,500	26,954,010
		140,162,525
Electronic Equipment & Instruments - 0.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	50,000	335,449
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	1,234,700	61,636,224
Google, Inc. Class A (sub. vtg.) (a)	110,442	50,600,107
Omniture, Inc.	255,000	4,648,650
Yahoo!, Inc. (a)	115,000	3,598,350
		120,483,331
IT Services - 0.1%
Infosys Technologies Ltd.	100,673	4,675,299
Semiconductors & Semiconductor Equipment - 5.8%
Applied Micro Circuits Corp. (a)	1,259,243	4,596,237
ARM Holdings PLC sponsored ADR	6,600	51,810
Broadcom Corp. Class A (a)	940,000	30,145,800
Hittite Microwave Corp. (a)	545,676	21,919,805
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)	3,038,182	$ 46,848,766
Intel Corp.	1,126,200	21,544,206
Intersil Corp. Class A	25,000	662,250
Linear Technology Corp. (d)	2,276,400	71,911,476
Microchip Technology, Inc.	1,969,286	69,968,732
PMC-Sierra, Inc. (a)	3,675,396	25,764,526
Siliconware Precision Industries Co. Ltd.	8,413,000	15,763,251
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,067,300	10,470,213
		319,647,072
Software - 13.5%
Electronic Arts, Inc. (a)	1,602,227	80,688,152
Microsoft Corp.	13,303,246	370,761,463
Nintendo Co. Ltd.	661,000	192,134,855
Oracle Corp. (a)	570,000	10,334,100
Ubisoft Entertainment SA (a)	1,719,367	83,945,498
		737,864,068
TOTAL INFORMATION TECHNOLOGY		1,661,068,330
MATERIALS - 0.3%
Chemicals - 0.3%
Airgas, Inc.	427,550	18,021,233
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	2,645,062	104,294,795
Qwest Communications International, Inc. (a)	200,000	1,798,000
		106,092,795
Wireless Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	3,460,902	134,802,133
Crown Castle International Corp. (a)	271,500	8,723,295
SBA Communications Corp. Class A (a)	314,204	9,284,728
Sprint Nextel Corp.	848,500	16,087,560
		168,897,716
TOTAL TELECOMMUNICATION SERVICES		274,990,511
UTILITIES - 1.1%
Electric Utilities - 0.0%
Entergy Corp.	25,000	2,623,000

	Shares	Value
Independent Power Producers & Energy Traders - 1.1%
Constellation Energy Group, Inc.	587,300	$ 51,065,735
NRG Energy, Inc.	110,000	7,924,400
		58,990,135
TOTAL UTILITIES		61,613,135
TOTAL COMMON STOCKS (Cost $4,664,865,731)		5,164,815,451
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(g) (Cost $1,785,845)	255,000	3
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 3.75% 2/1/08	$ 22,990,000	22,530,200
TOTAL CONVERTIBLE BONDS (Cost $22,417,801)		22,530,200
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	304,049,911	$ 304,049,911
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	36,391,475	36,391,475
TOTAL MONEY MARKET FUNDS (Cost $340,441,386)		340,441,386
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,029,510,763)		5,527,787,040
NET OTHER ASSETS - (1.0)%		(57,186,423)
NET ASSETS - 100%		$ 5,470,600,617
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,130,400 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,380,795
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,651,667
Fidelity Securities Lending Cash Central Fund	62,139
Total	$ 7,713,806
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$ 106,087,384	$ 40,853,425	$ 85,878,325	$ -	$ -
Martha Stewart Living Omnimedia, Inc. Class A	-	32,944,780	-	-	27,833,021
NMS Communications Corp.	12,878,376	-	8,120,188	-	-
Total	$ 118,965,760	$ 73,798,205	$ 93,998,513	$ -	$ 27,833,021
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.9%
Japan	3.5%
Switzerland	3.0%
France	2.6%
Bermuda	1.8%
Cayman Islands	1.2%
Netherlands	1.0%
Others (individually less than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,308,509) - See accompanying schedule: Unaffiliated issuers (cost $4,656,124,597)	$ 5,159,512,633
Fidelity Central Funds (cost $340,441,386)	340,441,386
Other affiliated issuers (cost $32,944,780)	27,833,021
Total Investments (cost $5,029,510,763)		$ 5,527,787,040
Cash		567,055
Foreign currency held at value (cost $3,695,077)		3,695,080
Receivable for investments sold		81,221,798
Receivable for fund shares sold		396,570
Dividends receivable		8,633,653
Interest receivable		141,293
Distributions receivable from Fidelity Central Funds		1,445,258
Prepaid expenses		26,055
Other receivables		179,429
Total assets		5,624,093,231

Liabilities
Payable for investments purchased	$ 110,036,765
Payable for fund shares redeemed	2,224,035
Accrued management fee	2,541,799
Distribution fees payable	85,654
Other affiliated payables	240,725
Other payables and accrued expenses	1,972,161
Collateral on securities loaned, at value	36,391,475
Total liabilities		153,492,614

Net Assets		$ 5,470,600,617
Net Assets consist of:
Paid in capital		$ 4,705,108,540
Undistributed net investment income		15,221,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		253,706,319
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		496,564,322
Net Assets		$ 5,470,600,617

Statement of Assets and Liabilities - continued

March 31, 2007 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($5,056,529,036 ÷ 397,983,253 shares)	$ 12.71

Class A: Net Asset Value and redemption price per share ($410,331,725 ÷ 32,983,890 shares)	$ 12.44

Maximum offering price per share (100/94.25 of $12.44)	$ 13.20
Class T: Net Asset Value and redemption price per share ($918,297 ÷ 74,382 shares)	$ 12.35

Maximum offering price per share (100/96.50 of $12.35)	$ 12.80
Class B: Net Asset Value and offering price per share ($405,136 ÷ 32,929 shares)A	$ 12.30

Class C: Net Asset Value and offering price per share ($311,774 ÷ 25,301 shares)A	$ 12.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,104,649 ÷ 165,962 shares)	$ 12.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 33,712,602
Interest		777,303
Income from Fidelity Central Funds		7,713,806
Total income		42,203,711

Expenses
Management fee	$ 15,545,619
Transfer agent fees	457,476
Distribution fees	504,457
Accounting and security lending fees	574,933
Custodian fees and expenses	160,651
Independent trustees' compensation	8,766
Appreciation in deferred trustee compensation account	389
Registration fees	34,900
Audit	53,685
Legal	51,608
Miscellaneous	14,056
Total expenses before reductions	17,406,540
Expense reductions	(244,967)	17,161,573
Net investment income (loss)		25,042,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	326,592,031
Other affiliated issuers	13,451,801
Foreign currency transactions	(145,532)
Futures contracts	(71,193)
Total net realized gain (loss)		339,827,107
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $195,187)	(65,413,923)
Assets and liabilities in foreign currencies	92,819
Total change in net unrealized appreciation (depreciation)		(65,321,104)
Net gain (loss)		274,506,003
Net increase (decrease) in net assets resulting from operations		$ 299,548,141

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,042,138	$ 58,404,121
Net realized gain (loss)	339,827,107	271,901,009
Change in net unrealized appreciation (depreciation)	(65,321,104)	235,803,176
Net increase (decrease) in net assets resulting from operations	299,548,141	566,108,306
Distributions to shareholders from net investment income	(56,633,642)	(53,677,847)
Distributions to shareholders from net realized gain	(319,652,384)	(83,077,836)
Total distributions	(376,286,026)	(136,755,683)
Share transactions - net increase (decrease)	139,515,640	(281,347,752)
Total increase (decrease) in net assets	62,777,755	148,004,871

Net Assets
Beginning of period	5,407,822,862	5,259,817,991
End of period (including undistributed net investment income of $15,221,436 and undistributed net investment income of $49,545,615, respectively)	$ 5,470,600,617	$ 5,407,822,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14
Income from Investment Operations
Net investment income (loss) E	.06	.14	.19 H	.12	.08	.09
Net realized and unrealized gain (loss)	.65	1.18	.86	.97	1.63	(1.73)
Total from investment operations	.71	1.32	1.05	1.09	1.71	(1.64)
Distributions from net investment income	(.14)	(.13)	(.17)	(.08)	(.09)	(.10)
Distributions from net realized gain	(.77)	(.19)	-	-	-	-
Total distributions	(.91)	(.32)	(.17)	(.08)	(.09)	(.10)
Net asset value, end of period	$ 12.71	$ 12.91	$ 11.91	$ 11.03	$ 10.02	$ 8.40
Total Return B, C, D	5.64%	11.25%	9.51%	10.91%	20.45%	(16.39)%
Ratios to Average Net Assets F, I
Expenses before reductions	.60% A	.61%	.62%	.61%	.62%	.61%
Expenses net of fee waivers, if any	.60% A	.61%	.62%	.61%	.62%	.61%
Expenses net of all reductions	.59% A	.57%	.51%	.55%	.50%	.43%
Net investment income (loss)	.93% A	1.13%	1.68% H	1.13%	.88%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,056,529	$ 5,034,751	$ 4,965,789	$ 4,998,159	$ 4,633,668	$ 3,811,815
Portfolio turnover rate G	174% A	184%	244%	212%	349%	326%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 L	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97
Income from Investment Operations
Net investment income (loss) F	.03	.08	.13 I	.04	- K	- K
Net realized and unrealized gain (loss)	.63	1.16	.83	.96	1.59	(1.70)
Total from investment operations	.66	1.24	.96	1.00	1.59	(1.70)
Distributions from net investment income	(.09)	(.07)	(.10)	(.01)	(.03)	(.02)
Distributions from net realized gain	(.77)	(.19)	-	-	-	-
Total distributions	(.86)	(.26)	(.10)	(.01)	(.03)	(.02)
Net asset value, end of period	$ 12.44	$ 12.64	$ 11.66	$ 10.80	$ 9.81	$ 8.25
Total Return B, C, D, E	5.35%	10.81%	8.86%	10.20%	19.30%	(17.10)%
Ratios to Average Net Assets G, J
Expenses before reductions	.99% A	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of fee waivers, if any	.99% A	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of all reductions	.98% A	1.02%	1.06%	1.27%	1.37%	1.30%
Net investment income (loss)	.54% A	.68%	1.14% I	.40%	-%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 410,332	$ 372,010	$ 293,602	$ 216,223	$ 137,691	$ 65,844
Portfolio turnover rate H	174% A	184%	244%	212%	349%	326%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Total returns do not include the effect of the sales charges.

F Calculated based on average shares outstanding during the period.

G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01	.04	.01
Net realized and unrealized gain (loss)	.63	1.14	.31
Total from investment operations	.64	1.18	.32
Distributions from net investment income	(.09)	(.08)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.86)	(.27)	-
Net asset value, end of period	$ 12.35	$ 12.57	$ 11.66
Total Return B, C, D	5.20%	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45% A	1.43%	1.33% A
Expenses net of fee waivers, if any	1.45% A	1.43%	1.33% A
Expenses net of all reductions	1.44% A	1.39%	1.21% A
Net investment income (loss)	.08% A	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 918	$ 434	$ 103
Portfolio turnover rate G	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	.62	1.15	.31
Total from investment operations	.60	1.12	.30
Distributions from net investment income	(.04)	(.06)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.81)	(.25)	-
Net asset value, end of period	$ 12.30	$ 12.51	$ 11.64
Total Return B, C, D	4.88%	9.74%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94% A	1.95%	1.85% A
Expenses net of all reductions	1.93% A	1.91%	1.74% A
Net investment income (loss)	(.40)% A	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 405	$ 284	$ 118
Portfolio turnover rate G	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	(.01)
Net realized and unrealized gain (loss)	.63	1.15	.31
Total from investment operations	.60	1.14	.30
Distributions from net investment income	(.04)	(.06)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.81)	(.25)	-
Net asset value, end of period	$ 12.32	$ 12.53	$ 11.64
Total Return B, C, D	4.85%	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.86%	1.82% A
Expenses net of fee waivers, if any	1.94% A	1.86%	1.82% A
Expenses net of all reductions	1.93% A	1.82%	1.71% A
Net investment income (loss)	(.40)% A	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 312	$ 229	$ 103
Portfolio turnover rate G	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.06	.12	.02
Net realized and unrealized gain (loss)	.63	1.17	.32
Total from investment operations	.69	1.29	.34
Distributions from net investment income	(.14)	(.11)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.91)	(.30)	-
Net asset value, end of period	$ 12.68	$ 12.90	$ 11.91
Total Return B, C	5.48%	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.74% A	.78%	.83% A
Expenses net of fee waivers, if any	.74% A	.78%	.83% A
Expenses net of all reductions	.66% A	.74%	.71% A
Net investment income (loss)	.87% A	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,105	$ 114	$ 103
Portfolio turnover rate F	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) (formerly Destiny II) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Therefore, effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 559,802,812
Unrealized depreciation	(77,866,953)
Net unrealized appreciation (depreciation)	$ 481,935,859
Cost for federal income tax purposes	$ 5,045,851,181

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,568,781,842 and $4,750,369,186, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 499,281	$ 23,508
Class T	.25%	.25%	1,892	295
Class B	.75%	.25%	1,887	1,561
Class C	.75%	.25%	1,397	1,157
			$ 504,457	$ 26,521

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,634
Class T	624
Class B*	319
Class C*	139
$ 2,716

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Class O. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 159,966.01
Class A	293,494.15
Class T	1,334.35
Class B	638.34
Class C	475.34
Institutional Class	1,569.15
	$ 457,476

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $40,334 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9,423 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $62,139.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $140,014 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,466. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,524
Class A	8
Institutional Class	830
$ 2,362

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007	Year ended September 30, 2006
From net investment income
Class O	$ 53,852,625	$ 51,786,409
Class A	2,750,872	1,888,604
Class T	4,756	741
Class B	1,145	620
Class C	803	496
Institutional Class	23,441	977
Total	$ 56,633,642	$ 53,677,847
From net realized gain
Class O	$ 296,173,523	$ 78,085,736
Class A	23,268,414	4,985,069
Class T	41,151	1,675
Class B	23,203	2,032
Class C	17,168	1,682
Institutional Class	128,925	1,642
Total	$ 319,652,384	$ 83,077,836

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007	Year ended September 30, 2006	Six months ended March 31, 2007	Year ended September 30, 2006
Class O
Shares sold	9,066,650	21,570,310	$ 116,599,369	$ 264,820,798
Reinvestment of distributions	27,086,419	10,290,012	337,496,766	123,685,398
Shares redeemed	(28,103,899)	(58,861,494)	(361,197,331)	(721,523,302)
Net increase (decrease)	8,049,170	(27,001,172)	$ 92,898,804	$ (333,017,106)
Class A
Shares sold	3,097,000	6,389,797	$ 39,001,303	$ 76,767,777
Reinvestment of distributions	2,112,943	570,507	25,820,160	6,737,690
Shares redeemed	(1,665,023)	(2,695,665)	(20,957,644)	(32,418,260)
Net increase (decrease)	3,544,920	4,264,639	$ 43,863,819	$ 51,087,207
Class T
Shares sold	41,312	25,581	$ 519,885	$ 310,180
Reinvestment of distributions	3,782	205	45,908	2,416
Shares redeemed	(5,232)	(84)	(64,485)	(1,057)
Net increase (decrease)	39,862	25,702	$ 501,308	$ 311,539
Class B
Shares sold	11,851	12,494	$ 149,284	$ 151,306
Reinvestment of distributions	1,910	225	23,154	2,652
Shares redeemed	(3,562)	(112)	(43,893)	(1,355)
Net increase (decrease)	10,199	12,607	$ 128,545	$ 152,603
Class C
Shares sold	8,199	10,424	$ 103,359	$ 127,563
Reinvestment of distributions	1,465	185	17,782	2,178
Shares redeemed	(2,649)	(1,146)	(33,105)	(14,355)
Net increase (decrease)	7,015	9,463	$ 88,036	$ 115,386
Institutional Class
Shares sold	176,199	-	$ 2,288,560	$ -
Reinvestment of distributions	12,238	218	152,366	2,619
Shares redeemed	(31,336)	-	(405,798)	-
Net increase (decrease)	157,101	218	$ 2,035,128	$ 2,619

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESII-USAN-0507
1.814758.101

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Capital Development Fund -

Institutional Class
(formerly Destiny II)

Semiannual Report

March 31, 2007

Institutional Class was formerly
known as Fidelity Advisor Destiny® II
Institutional Class

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2006	Ending Account Value March 31, 2007	Expenses Paid During Period* October 1, 2006 to March 31, 2007
Class O
Actual	$ 1,000.00	$ 1,056.40	$ 3.08
Hypothetical A	$ 1,000.00	$ 1,021.94	$ 3.02
Class A
Actual	$ 1,000.00	$ 1,053.50	$ 5.07
Hypothetical A	$ 1,000.00	$ 1,020.00	$ 4.99
Class T
Actual	$ 1,000.00	$ 1,052.00	$ 7.42
Hypothetical A	$ 1,000.00	$ 1,017.70	$ 7.29
Class B
Actual	$ 1,000.00	$ 1,048.80	$ 9.91
Hypothetical A	$ 1,000.00	$ 1,015.26	$ 9.75
Class C
Actual	$ 1,000.00	$ 1,048.50	$ 9.91
Hypothetical A	$ 1,000.00	$ 1,015.26	$ 9.75
Institutional Class
Actual	$ 1,000.00	$ 1,054.80	$ 3.79
Hypothetical A	$ 1,000.00	$ 1,021.24	$ 3.73

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.60%
Class A	.99%
Class T	1.45%
Class B	1.94%
Class C	1.94%
Institutional Class	.74%

Semiannual Report

Investment Changes

Top Ten Stocks as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	6.8	6.6
General Electric Co.	3.8	6.3
Nintendo Co. Ltd.	3.5	1.2
American International Group, Inc.	3.4	5.4
American Tower Corp. Class A	2.5	1.4
EMC Corp.	2.1	1.7
Tyco International Ltd.	2.0	0.0
Wyeth	2.0	2.1
News Corp. Class A	1.9	0.0
AT&T, Inc.	1.9	1.0
	29.9
Top Five Market Sectors as of March 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.8	30.1
Health Care	14.9	18.5
Consumer Discretionary	13.8	5.6
Financials	10.9	15.7
Industrials	10.7	10.7
Asset Allocation (% of fund's net assets)
As of March 31, 2007 *		As of September 30, 2006 **
	Stocks 94.4%		Stocks 93.8%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 5.2%		Short-Term Investments and Net Other Assets 5.8%
* Foreign investments	16.1%	** Foreign investments	12.6%

Semiannual Report

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.4%
The Goodyear Tire & Rubber Co. (a)	700,900	$ 21,861,071
Hotels, Restaurants & Leisure - 1.2%
International Game Technology	1,411,350	56,990,313
WMS Industries, Inc. (a)	228,900	8,982,036
		65,972,349
Household Durables - 1.2%
KB Home	308,900	13,180,763
Koninklijke Philips Electronics NV (NY Shares)	1,326,100	50,524,410
		63,705,173
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	1,102,600	43,872,454
Media - 7.7%
CKX, Inc. (a)	1,532,706	17,013,037
Clear Channel Communications, Inc.	343,800	12,046,752
DreamWorks Animation SKG, Inc. Class A (a)	2,720,757	83,200,749
Getty Images, Inc. (a)	948,100	46,106,103
Martha Stewart Living Omnimedia, Inc. Class A (d)(e)	1,636,274	27,833,021
McGraw-Hill Companies, Inc.	74,940	4,712,227
News Corp. Class A	4,549,500	105,184,440
Regal Entertainment Group Class A	300,000	5,961,000
The Walt Disney Co.	400,000	13,772,000
Time Warner, Inc.	2,525,000	49,793,000
Virgin Media, Inc.	2,148,130	54,240,283
		419,862,612
Multiline Retail - 0.5%
Target Corp.	445,000	26,370,700
Specialty Retail - 2.0%
Best Buy Co., Inc.	3,900	190,008
Gamestop Corp. Class A (a)	1,142,600	37,214,482
Staples, Inc.	2,679,737	69,244,404
The Game Group PLC	2,032,530	5,619,598
		112,268,492
Textiles, Apparel & Luxury Goods - 0.0%
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	82,689	2,775,870
TOTAL CONSUMER DISCRETIONARY		756,688,721
CONSUMER STAPLES - 3.9%
Beverages - 0.5%
The Coca-Cola Co.	550,800	26,438,400
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.	348,100	16,343,295
Winn-Dixie Stores, Inc. (a)	241,300	4,258,945
		20,602,240

	Shares	Value
Food Products - 2.6%
Bunge Ltd.	198,000	$ 16,279,560
Green Mountain Coffee Roasters, Inc. (a)	88,887	5,604,325
Nestle SA:
(Reg.)	148,276	57,735,410
sponsored ADR	638,700	62,049,705
		141,669,000
Tobacco - 0.4%
Loews Corp. - Carolina Group	297,400	22,486,414
TOTAL CONSUMER STAPLES		211,196,054
ENERGY - 3.4%
Energy Equipment & Services - 0.6%
National Oilwell Varco, Inc. (a)	59,600	4,636,284
Schlumberger Ltd. (NY Shares)	395,900	27,356,690
		31,992,974
Oil, Gas & Consumable Fuels - 2.8%
Chesapeake Energy Corp.	225,000	6,948,000
EOG Resources, Inc.	120,000	8,560,800
Exxon Mobil Corp.	1,147,690	86,593,211
OAO Gazprom sponsored ADR	604,800	25,220,160
Petroleo Brasileiro SA Petrobras sponsored ADR	177,300	17,643,123
Valero Energy Corp.	100,000	6,449,000
		151,414,294
TOTAL ENERGY		183,407,268
FINANCIALS - 10.9%
Capital Markets - 1.1%
Northern Trust Corp.	21,500	1,293,010
State Street Corp.	960,485	62,191,404
		63,484,414
Commercial Banks - 0.4%
Boston Private Financial Holdings, Inc.	42,142	1,176,605
JSC Halyk Bank of Kazakhstan GDR (a)(f)	47,100	1,130,400
Standard Chartered PLC (United Kingdom)	727,600	20,961,664
		23,268,669
Consumer Finance - 0.6%
SLM Corp.	763,718	31,236,066
Diversified Financial Services - 1.4%
Bank of America Corp.	1,312,700	66,973,954
JPMorgan Chase & Co.	160,500	7,764,990
		74,738,944
Insurance - 7.4%
ACE Ltd.	1,137,998	64,934,166
American International Group, Inc.	2,797,731	188,063,478
Aspen Insurance Holdings Ltd.	482,300	12,641,083
Axis Capital Holdings Ltd.	250,039	8,466,321
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	662	$ 72,151,380
IPC Holdings Ltd.	862,200	24,874,470
Montpelier Re Holdings Ltd.	1,657,000	28,732,380
Platinum Underwriters Holdings Ltd.	140,400	4,504,032
		404,367,310
TOTAL FINANCIALS		597,095,403
HEALTH CARE - 14.9%
Biotechnology - 3.5%
Amgen, Inc. (a)	454,100	25,375,108
Biogen Idec, Inc. (a)	1,130,000	50,149,400
Gilead Sciences, Inc. (a)	1,320,691	101,032,862
Human Genome Sciences, Inc. (a)	1,262,200	13,404,564
		189,961,934
Health Care Equipment & Supplies - 2.5%
ArthroCare Corp. (a)	584,488	21,064,948
Becton, Dickinson & Co.	701,324	53,924,802
Boston Scientific Corp. (a)	141,800	2,061,772
C.R. Bard, Inc.	654,900	52,071,099
Inverness Medical Innovations, Inc. (a)	175,000	7,661,500
		136,784,121
Health Care Providers & Services - 1.6%
Diagnosticos da America SA (a)	150,000	3,310,745
Humana, Inc. (a)	625,000	36,262,500
UnitedHealth Group, Inc.	955,000	50,586,350
		90,159,595
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International, Inc. (a)	1,086,685	50,270,048
Pharmaceuticals - 6.4%
Adams Respiratory Therapeutics, Inc. (a)(d)	145,000	4,876,350
Allergan, Inc.	753,699	83,524,923
Barr Pharmaceuticals, Inc. (a)	46,900	2,173,815
Cipla Ltd.	4,271,050	23,267,606
Johnson & Johnson	1,388,930	83,696,922
Roche Holding AG (participation certificate)	240,192	42,489,123
Wyeth	2,178,380	108,984,351
		349,013,090
TOTAL HEALTH CARE		816,188,788
INDUSTRIALS - 10.7%
Aerospace & Defense - 4.0%
General Dynamics Corp.	721,100	55,092,040
Honeywell International, Inc.	2,256,900	103,952,814
Raytheon Co.	1,098,000	57,601,080
		216,645,934

	Shares	Value
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	90,700	$ 2,789,025
Fluor Corp.	65,500	5,876,660
Granite Construction, Inc.	100,000	5,526,000
		14,191,685
Electrical Equipment - 0.0%
ABB Ltd. sponsored ADR	100,000	1,718,000
Industrial Conglomerates - 5.9%
General Electric Co.	5,795,930	204,944,085
Siemens AG sponsored ADR	50,000	5,360,000
Tyco International Ltd.	3,532,800	111,459,840
		321,763,925
Machinery - 0.5%
Toro Co.	588,300	30,144,492
Road & Rail - 0.0%
Knight Transportation, Inc.	4,600	81,972
TOTAL INDUSTRIALS		584,546,008
INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 6.2%
Alcatel-Lucent SA sponsored ADR	4,860,259	57,448,261
Avanex Corp. (a)	1,387,371	2,483,394
Ciena Corp. (a)	2,571,592	71,875,996
Cisco Systems, Inc. (a)	3,691,461	94,242,999
Corning, Inc. (a)	6,587	149,788
D-Link Corp.	2,425,000	4,257,857
Harris Corp.	1,497,900	76,318,005
Oplink Communications, Inc. (a)	57,608	1,035,216
Tellabs, Inc. (a)	3,039,300	30,089,070
		337,900,586
Computers & Peripherals - 2.6%
EMC Corp. (a)	8,173,900	113,208,515
Hewlett-Packard Co.	671,500	26,954,010
		140,162,525
Electronic Equipment & Instruments - 0.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	50,000	335,449
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	1,234,700	61,636,224
Google, Inc. Class A (sub. vtg.) (a)	110,442	50,600,107
Omniture, Inc.	255,000	4,648,650
Yahoo!, Inc. (a)	115,000	3,598,350
		120,483,331
IT Services - 0.1%
Infosys Technologies Ltd.	100,673	4,675,299
Semiconductors & Semiconductor Equipment - 5.8%
Applied Micro Circuits Corp. (a)	1,259,243	4,596,237
ARM Holdings PLC sponsored ADR	6,600	51,810
Broadcom Corp. Class A (a)	940,000	30,145,800
Hittite Microwave Corp. (a)	545,676	21,919,805
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)	3,038,182	$ 46,848,766
Intel Corp.	1,126,200	21,544,206
Intersil Corp. Class A	25,000	662,250
Linear Technology Corp. (d)	2,276,400	71,911,476
Microchip Technology, Inc.	1,969,286	69,968,732
PMC-Sierra, Inc. (a)	3,675,396	25,764,526
Siliconware Precision Industries Co. Ltd.	8,413,000	15,763,251
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,067,300	10,470,213
		319,647,072
Software - 13.5%
Electronic Arts, Inc. (a)	1,602,227	80,688,152
Microsoft Corp.	13,303,246	370,761,463
Nintendo Co. Ltd.	661,000	192,134,855
Oracle Corp. (a)	570,000	10,334,100
Ubisoft Entertainment SA (a)	1,719,367	83,945,498
		737,864,068
TOTAL INFORMATION TECHNOLOGY		1,661,068,330
MATERIALS - 0.3%
Chemicals - 0.3%
Airgas, Inc.	427,550	18,021,233
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	2,645,062	104,294,795
Qwest Communications International, Inc. (a)	200,000	1,798,000
		106,092,795
Wireless Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	3,460,902	134,802,133
Crown Castle International Corp. (a)	271,500	8,723,295
SBA Communications Corp. Class A (a)	314,204	9,284,728
Sprint Nextel Corp.	848,500	16,087,560
		168,897,716
TOTAL TELECOMMUNICATION SERVICES		274,990,511
UTILITIES - 1.1%
Electric Utilities - 0.0%
Entergy Corp.	25,000	2,623,000

	Shares	Value
Independent Power Producers & Energy Traders - 1.1%
Constellation Energy Group, Inc.	587,300	$ 51,065,735
NRG Energy, Inc.	110,000	7,924,400
		58,990,135
TOTAL UTILITIES		61,613,135
TOTAL COMMON STOCKS (Cost $4,664,865,731)		5,164,815,451
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(g) (Cost $1,785,845)	255,000	3
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 3.75% 2/1/08	$ 22,990,000	22,530,200
TOTAL CONVERTIBLE BONDS (Cost $22,417,801)		22,530,200
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	304,049,911	$ 304,049,911
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	36,391,475	36,391,475
TOTAL MONEY MARKET FUNDS (Cost $340,441,386)		340,441,386
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,029,510,763)		5,527,787,040
NET OTHER ASSETS - (1.0)%		(57,186,423)
NET ASSETS - 100%		$ 5,470,600,617
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,130,400 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,380,795
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,651,667
Fidelity Securities Lending Cash Central Fund	62,139
Total	$ 7,713,806
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$ 106,087,384	$ 40,853,425	$ 85,878,325	$ -	$ -
Martha Stewart Living Omnimedia, Inc. Class A	-	32,944,780	-	-	27,833,021
NMS Communications Corp.	12,878,376	-	8,120,188	-	-
Total	$ 118,965,760	$ 73,798,205	$ 93,998,513	$ -	$ 27,833,021
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.9%
Japan	3.5%
Switzerland	3.0%
France	2.6%
Bermuda	1.8%
Cayman Islands	1.2%
Netherlands	1.0%
Others (individually less than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,308,509) - See accompanying schedule: Unaffiliated issuers (cost $4,656,124,597)	$ 5,159,512,633
Fidelity Central Funds (cost $340,441,386)	340,441,386
Other affiliated issuers (cost $32,944,780)	27,833,021
Total Investments (cost $5,029,510,763)		$ 5,527,787,040
Cash		567,055
Foreign currency held at value (cost $3,695,077)		3,695,080
Receivable for investments sold		81,221,798
Receivable for fund shares sold		396,570
Dividends receivable		8,633,653
Interest receivable		141,293
Distributions receivable from Fidelity Central Funds		1,445,258
Prepaid expenses		26,055
Other receivables		179,429
Total assets		5,624,093,231

Liabilities
Payable for investments purchased	$ 110,036,765
Payable for fund shares redeemed	2,224,035
Accrued management fee	2,541,799
Distribution fees payable	85,654
Other affiliated payables	240,725
Other payables and accrued expenses	1,972,161
Collateral on securities loaned, at value	36,391,475
Total liabilities		153,492,614

Net Assets		$ 5,470,600,617
Net Assets consist of:
Paid in capital		$ 4,705,108,540
Undistributed net investment income		15,221,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		253,706,319
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		496,564,322
Net Assets		$ 5,470,600,617

Statement of Assets and Liabilities - continued

March 31, 2007 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($5,056,529,036 ÷ 397,983,253 shares)	$ 12.71

Class A: Net Asset Value and redemption price per share ($410,331,725 ÷ 32,983,890 shares)	$ 12.44

Maximum offering price per share (100/94.25 of $12.44)	$ 13.20
Class T: Net Asset Value and redemption price per share ($918,297 ÷ 74,382 shares)	$ 12.35

Maximum offering price per share (100/96.50 of $12.35)	$ 12.80
Class B: Net Asset Value and offering price per share ($405,136 ÷ 32,929 shares)A	$ 12.30

Class C: Net Asset Value and offering price per share ($311,774 ÷ 25,301 shares)A	$ 12.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,104,649 ÷ 165,962 shares)	$ 12.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2007 (Unaudited)

Investment Income
Dividends		$ 33,712,602
Interest		777,303
Income from Fidelity Central Funds		7,713,806
Total income		42,203,711

Expenses
Management fee	$ 15,545,619
Transfer agent fees	457,476
Distribution fees	504,457
Accounting and security lending fees	574,933
Custodian fees and expenses	160,651
Independent trustees' compensation	8,766
Appreciation in deferred trustee compensation account	389
Registration fees	34,900
Audit	53,685
Legal	51,608
Miscellaneous	14,056
Total expenses before reductions	17,406,540
Expense reductions	(244,967)	17,161,573
Net investment income (loss)		25,042,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	326,592,031
Other affiliated issuers	13,451,801
Foreign currency transactions	(145,532)
Futures contracts	(71,193)
Total net realized gain (loss)		339,827,107
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $195,187)	(65,413,923)
Assets and liabilities in foreign currencies	92,819
Total change in net unrealized appreciation (depreciation)		(65,321,104)
Net gain (loss)		274,506,003
Net increase (decrease) in net assets resulting from operations		$ 299,548,141

Statement of Changes in Net Assets

	Six months ended March 31, 2007 (Unaudited)	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,042,138	$ 58,404,121
Net realized gain (loss)	339,827,107	271,901,009
Change in net unrealized appreciation (depreciation)	(65,321,104)	235,803,176
Net increase (decrease) in net assets resulting from operations	299,548,141	566,108,306
Distributions to shareholders from net investment income	(56,633,642)	(53,677,847)
Distributions to shareholders from net realized gain	(319,652,384)	(83,077,836)
Total distributions	(376,286,026)	(136,755,683)
Share transactions - net increase (decrease)	139,515,640	(281,347,752)
Total increase (decrease) in net assets	62,777,755	148,004,871

Net Assets
Beginning of period	5,407,822,862	5,259,817,991
End of period (including undistributed net investment income of $15,221,436 and undistributed net investment income of $49,545,615, respectively)	$ 5,470,600,617	$ 5,407,822,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14
Income from Investment Operations
Net investment income (loss) E	.06	.14	.19 H	.12	.08	.09
Net realized and unrealized gain (loss)	.65	1.18	.86	.97	1.63	(1.73)
Total from investment operations	.71	1.32	1.05	1.09	1.71	(1.64)
Distributions from net investment income	(.14)	(.13)	(.17)	(.08)	(.09)	(.10)
Distributions from net realized gain	(.77)	(.19)	-	-	-	-
Total distributions	(.91)	(.32)	(.17)	(.08)	(.09)	(.10)
Net asset value, end of period	$ 12.71	$ 12.91	$ 11.91	$ 11.03	$ 10.02	$ 8.40
Total Return B, C, D	5.64%	11.25%	9.51%	10.91%	20.45%	(16.39)%
Ratios to Average Net Assets F, I
Expenses before reductions	.60% A	.61%	.62%	.61%	.62%	.61%
Expenses net of fee waivers, if any	.60% A	.61%	.62%	.61%	.62%	.61%
Expenses net of all reductions	.59% A	.57%	.51%	.55%	.50%	.43%
Net investment income (loss)	.93% A	1.13%	1.68% H	1.13%	.88%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,056,529	$ 5,034,751	$ 4,965,789	$ 4,998,159	$ 4,633,668	$ 3,811,815
Portfolio turnover rate G	174% A	184%	244%	212%	349%	326%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 L	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97
Income from Investment Operations
Net investment income (loss) F	.03	.08	.13 I	.04	- K	- K
Net realized and unrealized gain (loss)	.63	1.16	.83	.96	1.59	(1.70)
Total from investment operations	.66	1.24	.96	1.00	1.59	(1.70)
Distributions from net investment income	(.09)	(.07)	(.10)	(.01)	(.03)	(.02)
Distributions from net realized gain	(.77)	(.19)	-	-	-	-
Total distributions	(.86)	(.26)	(.10)	(.01)	(.03)	(.02)
Net asset value, end of period	$ 12.44	$ 12.64	$ 11.66	$ 10.80	$ 9.81	$ 8.25
Total Return B, C, D, E	5.35%	10.81%	8.86%	10.20%	19.30%	(17.10)%
Ratios to Average Net Assets G, J
Expenses before reductions	.99% A	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of fee waivers, if any	.99% A	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of all reductions	.98% A	1.02%	1.06%	1.27%	1.37%	1.30%
Net investment income (loss)	.54% A	.68%	1.14% I	.40%	-%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 410,332	$ 372,010	$ 293,602	$ 216,223	$ 137,691	$ 65,844
Portfolio turnover rate H	174% A	184%	244%	212%	349%	326%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Total returns do not include the effect of the sales charges.

F Calculated based on average shares outstanding during the period.

G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01	.04	.01
Net realized and unrealized gain (loss)	.63	1.14	.31
Total from investment operations	.64	1.18	.32
Distributions from net investment income	(.09)	(.08)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.86)	(.27)	-
Net asset value, end of period	$ 12.35	$ 12.57	$ 11.66
Total Return B, C, D	5.20%	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45% A	1.43%	1.33% A
Expenses net of fee waivers, if any	1.45% A	1.43%	1.33% A
Expenses net of all reductions	1.44% A	1.39%	1.21% A
Net investment income (loss)	.08% A	.31%	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 918	$ 434	$ 103
Portfolio turnover rate G	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	.62	1.15	.31
Total from investment operations	.60	1.12	.30
Distributions from net investment income	(.04)	(.06)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.81)	(.25)	-
Net asset value, end of period	$ 12.30	$ 12.51	$ 11.64
Total Return B, C, D	4.88%	9.74%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.95%	1.85% A
Expenses net of fee waivers, if any	1.94% A	1.95%	1.85% A
Expenses net of all reductions	1.93% A	1.91%	1.74% A
Net investment income (loss)	(.40)% A	(.21)%	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 405	$ 284	$ 118
Portfolio turnover rate G	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	(.01)
Net realized and unrealized gain (loss)	.63	1.15	.31
Total from investment operations	.60	1.14	.30
Distributions from net investment income	(.04)	(.06)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.81)	(.25)	-
Net asset value, end of period	$ 12.32	$ 12.53	$ 11.64
Total Return B, C, D	4.85%	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.86%	1.82% A
Expenses net of fee waivers, if any	1.94% A	1.86%	1.82% A
Expenses net of all reductions	1.93% A	1.82%	1.71% A
Net investment income (loss)	(.40)% A	(.12)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 312	$ 229	$ 103
Portfolio turnover rate G	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2007	Years ended September 30,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.06	.12	.02
Net realized and unrealized gain (loss)	.63	1.17	.32
Total from investment operations	.69	1.29	.34
Distributions from net investment income	(.14)	(.11)	-
Distributions from net realized gain	(.77)	(.19)	-
Total distributions	(.91)	(.30)	-
Net asset value, end of period	$ 12.68	$ 12.90	$ 11.91
Total Return B, C	5.48%	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.74% A	.78%	.83% A
Expenses net of fee waivers, if any	.74% A	.78%	.83% A
Expenses net of all reductions	.66% A	.74%	.71% A
Net investment income (loss)	.87% A	.96%	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,105	$ 114	$ 103
Portfolio turnover rate F	174% A	184%	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) (formerly Destiny II) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Therefore, effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 559,802,812
Unrealized depreciation	(77,866,953)
Net unrealized appreciation (depreciation)	$ 481,935,859
Cost for federal income tax purposes	$ 5,045,851,181

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,568,781,842 and $4,750,369,186, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 499,281	$ 23,508
Class T	.25%	.25%	1,892	295
Class B	.75%	.25%	1,887	1,561
Class C	.75%	.25%	1,397	1,157
			$ 504,457	$ 26,521

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,634
Class T	624
Class B*	319
Class C*	139
$ 2,716

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Class O. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class O	$ 159,966.01
Class A	293,494.15
Class T	1,334.35
Class B	638.34
Class C	475.34
Institutional Class	1,569.15
	$ 457,476

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $40,334 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9,423 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $62,139.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $140,014 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,466. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,524
Class A	8
Institutional Class	830
$ 2,362

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and is in the process of determining appropriate remediation to affected shareholder accounts.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2007	Year ended September 30, 2006
From net investment income
Class O	$ 53,852,625	$ 51,786,409
Class A	2,750,872	1,888,604
Class T	4,756	741
Class B	1,145	620
Class C	803	496
Institutional Class	23,441	977
Total	$ 56,633,642	$ 53,677,847
From net realized gain
Class O	$ 296,173,523	$ 78,085,736
Class A	23,268,414	4,985,069
Class T	41,151	1,675
Class B	23,203	2,032
Class C	17,168	1,682
Institutional Class	128,925	1,642
Total	$ 319,652,384	$ 83,077,836

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2007	Year ended September 30, 2006	Six months ended March 31, 2007	Year ended September 30, 2006
Class O
Shares sold	9,066,650	21,570,310	$ 116,599,369	$ 264,820,798
Reinvestment of distributions	27,086,419	10,290,012	337,496,766	123,685,398
Shares redeemed	(28,103,899)	(58,861,494)	(361,197,331)	(721,523,302)
Net increase (decrease)	8,049,170	(27,001,172)	$ 92,898,804	$ (333,017,106)
Class A
Shares sold	3,097,000	6,389,797	$ 39,001,303	$ 76,767,777
Reinvestment of distributions	2,112,943	570,507	25,820,160	6,737,690
Shares redeemed	(1,665,023)	(2,695,665)	(20,957,644)	(32,418,260)
Net increase (decrease)	3,544,920	4,264,639	$ 43,863,819	$ 51,087,207
Class T
Shares sold	41,312	25,581	$ 519,885	$ 310,180
Reinvestment of distributions	3,782	205	45,908	2,416
Shares redeemed	(5,232)	(84)	(64,485)	(1,057)
Net increase (decrease)	39,862	25,702	$ 501,308	$ 311,539
Class B
Shares sold	11,851	12,494	$ 149,284	$ 151,306
Reinvestment of distributions	1,910	225	23,154	2,652
Shares redeemed	(3,562)	(112)	(43,893)	(1,355)
Net increase (decrease)	10,199	12,607	$ 128,545	$ 152,603
Class C
Shares sold	8,199	10,424	$ 103,359	$ 127,563
Reinvestment of distributions	1,465	185	17,782	2,178
Shares redeemed	(2,649)	(1,146)	(33,105)	(14,355)
Net increase (decrease)	7,015	9,463	$ 88,036	$ 115,386
Institutional Class
Shares sold	176,199	-	$ 2,288,560	$ -
Reinvestment of distributions	12,238	218	152,366	2,619
Shares redeemed	(31,336)	-	(405,798)	-
Net increase (decrease)	157,101	218	$ 2,035,128	$ 2,619

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

ADESII-I-USAN-0507
1.814764.101

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 22, 2007